UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4681

Name of Registrant: Vanguard Bond Index Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

VANGUARD(R) BOND INDEX FUNDS

SEMIANNUAL REPORT

JUNE 30, 2003

VANGUARD(R) TOTAL BOND MARKET INDEX FUND
VANGUARD(R) SHORT-TERM BOND INDEX FUND
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND
VANGUARD(R) LONG-TERM BOND INDEX FUND

                                                          THE VANGUARD GROUP (R)

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

* The four Vanguard Bond Index Funds registered strong results during the first half of 2003, with each fund closely tracking its benchmark index.

* After the13th rate cut in 30 months, short-term interest rates fell to their lowest level in 45 years.

* Stocks raced ahead during the half-year, and the broad U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned 12.9%.

--------------------------------------------------------------------------------
CONTENT
--------------------------------------------------------------------------------
   1 Letter from the Chairman

   6 Fund Profiles

  10 Glossary of Investment Terms

  11 Performance Summaries

  14 Financial Statements
--------------------------------------------------------------------------------

                                                    [Picture of John J. Brennan]
                                                                 JOHN J. BRENNAN
LETTER FROM THE CHAIRMAN

Fellow Shareholder,

Investment-grade bonds provided solid total returns during the first half of 2003. As you can see in the table below, the returns of three of the four Vanguard Bond Index Funds outpaced those of their average peers, and each fund closely tracked its benchmark index.

--------------------------------------------------------------------------------
TOTAL RETURNS                                                   SIX MONTHS ENDED
                                                                   JUNE 30, 2003

--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
  Investor Shares                                                           3.9%
  Admiral Shares                                                            3.9
  Institutional Shares                                                      4.0
Average Intermediate Investment Grade Fund*                                 4.3
Lehman Aggregate Bond Index                                                 3.9
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
  Investor Shares                                                           2.9%
  Admiral Shares                                                            3.0
Average 1-5 Year Investment Grade Fund*                                     2.6
Lehman 1-5 Year Government/Credit Index                                     2.9
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares                                                           6.5%
  Admiral Shares                                                            6.5
Average Intermediate Investment Grade Fund*                                 4.3
Lehman 5-10 Year Government/Credit Index                                    6.7
--------------------------------------------------------------------------------
VANGUARD LONG-TERM BOND INDEX FUND                                          8.1%
Average Corporate A-Rated Fund*                                             4.7
Lehman Long Government/Credit Index                                         8.3
--------------------------------------------------------------------------------
*Derived from data provided by Lipper Inc.

     Interest rates declined during the period, driving up the prices of existing bonds. These price increases, combined with the income earned during the half-year, resulted in total returns that ranged from 2.9% for Vanguard Short-Term Bond Index Fund Investor Shares to 8.1% for Vanguard Long-Term Bond Index Fund. Generally, the income earned by our funds declined during the six months.

     Detailed figures for each fund's share classes, including net asset values and income dividends, are presented in the table that follows this letter.

BONDS RALLIED;  INTEREST RATES FELL TO 45-YEAR LOWS

In the fixed income  arena,  risk was rewarded  during the six months ended June
30. Corporate bonds outperformed U.S. Treasury securities. And within the corporate market, the lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--well above the respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. Mortgage-backed securities registered returns several percentage points lower than those of similar-maturity corporate issues.

     Across maturities, interest rates continued their downward course. During the half- year, the yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose. Short-term interest rates reached their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board trimmed its target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill--a fair proxy for money market yields, tracking Fed moves with a lag--fell 34 basis points to 0.85%, well below the inflation rate.

-------------------------------------------------------------------------------
MARKET BAROMETER                                                  TOTAL RETURNS
                                                    PERIODS ENDED JUNE 30, 2003
                                                    ---------------------------
                                                        SIX       ONE      FIVE
                                                     MONTHS      YEAR    YEARS*
--------------------------------------------------------------------------------
BONDS
Lehman Aggregate Bond Index                             3.9%     10.4%      7.5%
  (Broad taxable market)
Lehman Municipal Bond Index                             3.8       8.7       6.3
Citigroup 3-Month Treasury Bill Index                   0.6       1.4       3.9
-------------------------------------------------------------------------------
STOCKS
Russell 1000 Index (Large-caps)                        12.3%      1.0%     -1.2%
Russell 2000 Index (Small-caps)                        17.9      -1.6       1.0
Wilshire 5000 Index (Entire market)                    12.9       1.3      -1.3
MSCI All Country World Index Free
  ex USA (International)                               11.1      -4.2      -2.8
================================================================================
CPI
Consumer Price Index                                    1.5%      2.1%      2.4%
--------------------------------------------------------------------------------
*Annualized.

STOCKS ALSO RALLIED DESPITE WAR
The war with Iraq, the lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks that outlasted the conflict. For the six-month period, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned a stellar 12.9%. The gain was virtually universal, with all market segments and industrial sectors posting positive returns. Small-capitalization stocks outperformed large-caps. And according to most (but not all) valuation-based indexes, growth stocks, whose prices reflect expectations for above-average earnings growth, outpaced value stocks.

--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million.
--------------------------------------------------------------------------------

A SOLID SIX MONTHS FOR VANGUARD BOND INDEX FUNDS
The first half of 2003 was a good period for our funds, as it was for bonds in general. As mentioned earlier, three of the funds--the Short-Term, Intermediate-Term, and Long-Term Bond Index Funds--earned returns that topped the averages for their mutual fund peers; the Total Bond Market

Index Fund came up a bit short of its competitors' average return. We note that the Long-Term Bond Index Fund outpaced its average peer by more than 3 percentage points, and the Intermediate-Term Bond Index Fund bested its peer by more than 2 percentage points.

     Of course, the objective of an index fund is to provide returns that are very close to those of its target index. On this score, our funds were very successful during the half-year. The Total Bond Market and Short-Term Bond Index Funds matched the returns of their indexes, while the other two funds lagged their targets by just a hair--margins roughly equal to the funds' expenses.
We're pleased to report that our index tracking for the period was consistent with our excellent long-term record. As we reported to you six months ago, the funds' returns temporarily experienced wider-than-usual divergences from those of their indexes in mid-2002, a period marked by unprecedented volatility in the corporate bond market.

     The return to a more "normal" state in the bond market, coupled with even greater diversification within each of our funds, contributed to the tight tracking during the past six months.

     As you review the half-year performance of our funds, keep in mind that a six-month return does not provide a complete picture of a bond fund's per-formance. That's because these returns reflect only half of the year's interest income, while price changes reflect current movements in interest rates--rising when rates fall and falling when rates rise. For perspective, consider a full year's interest income when evaluating a bond fund. The table below presents our funds' total return for the 12 months ended June 30, broken down into the income and capital components for each fund's Investor Shares. As you can see by the positive--and in several cases quite high--capital returns, the decline in interest rates during the past year provided a significant boost to our funds' returns. It's important to note that, given today's low yields, no one should expect bond prices to register further big gains in coming months. In fact, as interest rates rise, bond prices will decline. This will be detrimental to the short-term performance of bond funds, especially those that emphasize intermediate- and long-term bonds.

--------------------------------------------------------------------------------
YIELDS AND RETURNS
                                                COMPONENTS OF TOTAL RETURNS
                                            TWELVE MONTHS ENDED JUNE 30, 2003
                                          --------------------------------------
INDEX FUND                              INCOME          CAPITAL            TOTAL
--------------------------------------------------------------------------------
Total Bond Market Investor Shares         5.5%             3.8%             9.3%
Short-Term Bond Investor Shares           3.8              3.4              7.2
Intermediate-Term Bond Investor           5.8              9.2             15.0
Long-Term Bond                            6.3             14.0             20.3
--------------------------------------------------------------------------------

     As we have often pointed out, in investing,costs matter. Because operating expenses are deducted directly from the income that a fund pays, they have a very real impact on the return you receive. And during periods like the present one when interest rates are low, costs chew up an even greater percentage of your return. That's why we strive to keep the expense ratios of our funds extremely low--for example, the annualized expenses charged by the Investor
Shares of the Total Bond Market Index Fund amounted to 0.22%, or $2.20 per $1,000 invested, compared with 0.92% for its average peer. Simply put, our lower costs mean that our shareholders receive more of the return that their funds actually earn.

GOOD TIMES REINFORCE THE VALUE OF A SENSIBLE PLAN
It's noteworthy that the past six months delivered the first piece of sustained "good news" for stock fund investors in more than three years. Oddly enough, a good way to have benefited from this change of fortune would have been the same approach that helped many investors weather the stock market's long storm: holding a balanced portfolio of stock, bond, and money market funds in proportions that reflect your unique goals, time horizons, risk tolerances, and financial circumstances. Vanguard's bond index funds can be an important component of such a plan, offering exposure to the broad bond market, or to discrete sections, at exceptionally low cost.

     The time-tested principles of balance and diversification allow you to participate in the periods of strong performance for each asset class while reducing your vulnerability to its periods of weakness.

We thank you for entrusting your assets to us.

Sincerely,

/S/JOHN J. BRENNAN

John J. Brennan
Chairman and Chief Executive Officer
July 11, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE              DECEMBER 31, 2002-JUNE 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                       -------------------------
                                 STARTING      ENDING     INCOME  CAPITAL    SEC
                              SHARE PRICE SHARE PRICE  DIVIDENDS    GAINS  YIELD
--------------------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND
Investor Shares                    $10.38      $10.52     $0.260    $0.00  4.42%
Admiral Shares                      10.38       10.52      0.263     0.00  4.47
Institutional Shares                10.38       10.52      0.267     0.00  4.54
--------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND
Investor Shares                    $10.32      $10.45     $0.171    $0.00  1.75%
Admiral Shares                      10.32       10.45      0.174     0.00  1.80
--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND
Investor Shares                    $10.75       11.17     $0.267    $0.00  3.56%
Admiral Shares                      10.75       11.17      0.270     0.00  3.61
--------------------------------------------------------------------------------
Long-Term Bond Index Fund          $11.67      $12.29     $0.310    $0.00  4.58%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
IAN MACKINNON RETIRES

Vanguard Managing Director Ian A. MacKinnon, who served this company and its shareholders for more than two decades as head of our Fixed Income Group, retired on June 30. It's impossible to adequately summarize Ian's many accomplishments, but I must express my deep gratitude to him for establishing our fixed income practices and philosophy, and for serving our shareholders with great skill, integrity, and commitment since he formed our Fixed Income Group in 1981. He leaves behind an outstanding performance record in our money market and bond funds, a tradition of excellence, and a terrific team of investment professionals.
We wish him the very best.

Robert F. Auwaerter, who also has more than 20 years' experience managing Vanguard's fixed income funds, will oversee all of the group's portfolio management activities.

George U. Sauter, managing director of our Quantitative Equity Group, has assumed overall responsibility for the Fixed Income Group in the newly created
position of chief investment officer.               --John J. Brennan

--------------------------------------------------------------------------------
FUND PROFILES                                                AS OF JUNE 30, 2003

These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 10.


TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                                          TARGET
                                                                FUND      INDEX
-------------------------------------------------------------------------------*
Number of Issues                                               1,712       7,454
Yield                                                                       3.6%
  Investor Shares                                               4.4%
  Admiral Shares                                                4.5%
  Institutional Shares                                          4.5%
Yield to Maturity                                             3.7%++        3.6%
Average Coupon                                                  6.2%        6.0%
Average Maturity                                           6.9 years   6.7 years
Average Quality                                                  Aa1         Aaa
Average Duration                                           4.0 years   4.0 years
Expense Ratio                                                                 --
  Investor Shares                                            0.22%**
  Admiral Shares                                             0.17%**
  Institutional Shares                                       0.10%**
Cash Investments                                                1.2%          --
--------------------------------------------------------------------------------
-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/AgencyY                          58.6%
Aaa                                       11.0
Aa                                         6.5
A                                         13.5
Baa                                       10.3
Less than Baa                              0.1
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                               2.8%
1-5 Years                                 55.9
5-10 Years                                26.6
10-20 Years                                7.3
20-30 Years                                6.7
Over 30 Years                              0.7
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

--------------------------------------------
VOLATILITY MEASURES

                                      TARGET
                            FUND      INDEX*
--------------------------------------------
R-Squared                   0.96        1.00
Beta                        0.94        1.00
--------------------------------------------
-----------------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                  Treasury/Agency
AVERAGE MATURITY                         Medium
-----------------------------------------------
-------------------------------------------------------------
DISTRIBUTION BY ISSUER (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed                  8.4%
Finance                                                 13.7
Foreign                                                  2.0
Government Mortgage-Backed                              33.0
Industrial                                              13.4
Treasury/Agency                                         25.6
Utilities                                                2.7
Cash Investments                                         1.2%
-------------------------------------------------------------
Total                                                  100.0%
-------------------------------------------------------------
*Lehman Aggregate Bond Index.
**Annualized.
+Includes government mortgage-backed bonds.
++Before expenses.

--------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND

--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES
                                                              TARGET       BROAD
                                                 FUND         INDEX*     INDEX**
--------------------------------------------------------------------------------
Number of Issues                                  484          2,277       7,454
Yield                                                           2.0%        3.6%
  Investor Shares                                1.8%
  Admiral Shares                                 1.8%
Yield to Maturity                              2.0%++           2.0%        3.6%
Average Coupon                                   5.5%           4.9%        6.0%
Average Maturity                            2.7 years      2.8 years    .7 years
Average Quality                                   Aa1            Aa1         Aaa
Average Duration                            2.4 years      2.4 years   4.0 years
Expense Ratio                                                     --          --
  Investor Shares                              0.21%+
  Admiral Shares                               0.16%+
Cash Investments                                 1.2%             --          --
--------------------------------------------------------------------------------
-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% OF PORTFOLIO)

Treasury/Agency                           54.4%
Aaa                                       10.7
Aa                                         8.6
A                                         17.1
Baa                                        9.1
Less than Baa                              0.1
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                               4.2%
1-3 Years                                 55.6
3-5 Years                                 38.8
Over 5 Years                               1.4
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

--------------------------------------------------------------------
VOLATILITY MEASURES
                                        TARGET                 BROAD
                              FUND      INDEX*    FUND       INDEX**

R-Squared                     0.92        1.00    0.84          1.00
Beta                          0.92        1.00    0.58          1.00
--------------------------------------------------------------------

-----------------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                  TREASURY/AGENCY
AVERAGE MATURITY                          SHORT
-----------------------------------------------

-------------------------------------------------------
DISTRIBUTION BY ISSUER (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed            4.2%
Finance                                           21.9
Foreign                                            2.5
Government Mortgage-Backed                         0.0
Industrial                                        13.3
Treasury/Agency                                   54.4
Utilities                                          2.5
Cash Investments                                   1.2%
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------
*Lehman 1-5 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Annualized.
++Before expenses.




                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

INTERMEDIATE-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                              TARGET       BROAD
                                                  FUND        INDEX*     INDEX**
--------------------------------------------------------------------------------
Number of Issues                                   464         1,443       7,454
Yield                                                           4.0%        3.6%
  Investor Shares                                 3.6%
  Admiral Shares                                  3.6%
Yield to Maturity                               4.0%++          4.1%        3.6%
Average Coupon                                    6.5%          6.3%        6.0%
Average Maturity                             7.6 years     7.7 years    .7 years
Average Quality                                    Aa2           Aa2         Aaa
Average Duration                             6.0 years     6.0 years   4.0 years
Expense Ratio                                                     --          --
  Investor Shares                               0.21%+
  Admiral Shares                                0.16%+
Cash Investments                                  1.3%            --          --
--------------------------------------------------------------------------------
-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency                           41.4%
Aaa                                        3.5
Aa                                         9.9
A                                         21.8
Baa                                       23.2
Less than Baa                              0.2
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                               0.0%
1-5 Years                                  5.2
5-10 Years                                91.9
10-20 Years                                2.9
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

--------------------------------------------------------------------
VOLATILITY MEASURES

                                        TARGET                 BROAD
                              FUND      INDEX*    FUND       INDEX**
--------------------------------------------------------------------
R-Squared                     0.98        1.00    0.90          1.00
Beta                          0.97        1.00    1.36          1.00
--------------------------------------------------------------------
-----------------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY                  TREASURY/AGENCY
AVERAGE MATURITY                         MEDIUM
-----------------------------------------------
-------------------------------------------------------
DISTRIBUTION BY ISSUER (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed            0.2%
Finance                                           21.1
Foreign                                            3.5
Government Mortgage-Backed                         0.0
Industrial                                        27.1
Treasury/Agency                                   41.4
Utilities                                          5.4
Cash Investments                                   1.3%
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------
*Lehman 5-10 Year Government/Credit Index.
**Lehman Aggregate Bond Index.
+Annualized.
++Before expenses.

--------------------------------------------------------------------------------
LONG-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FINANCIAL ATTRIBUTES

                                                         TARGET            BROAD
                                       FUND              INDEX*          INDEX**
--------------------------------------------------------------------------------
Number of Issues                        350               1,314            7,454
Yield                                  4.6%                5.0%             3.6%
Yield to Maturity                    5.0%++                5.1%             3.6%
Average Coupon                         7.6%                7.5%             6.0%
Average Maturity                 20.7 years          21.3 years        6.7 years
Average Quality                         Aa1                 Aa1              Aaa
Average Duration                 11.3 years          11.3 years        4.0 years
Expense Ratio                        0.21%+                  --               --
Cash Investments                       1.7%                  --               --
--------------------------------------------------------------------------------
-----------------------------------------------
DISTRIBUTION BY CREDIT QUALITY (% of portfolio)

Treasury/Agency                           56.8%
Aaa                                        3.2
Aa                                         5.7
A                                         14.3
Baa                                       20.0
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

-----------------------------------------------
DISTRIBUTION BY MATURITY (% of portfolio)

Under 1 Year                               0.7%
1-5 Years                                  1.2
5-10 Years                                 2.0
10-20 Years                               48.8
20-30 Years                               44.7
Over 30 Years                              2.6
-----------------------------------------------
Total                                    100.0%
-----------------------------------------------

--------------------------------------------------------------------
VOLATILITY MEASURES

                                        TARGET                 BROAD
                              FUND      INDEX*        FUND   INDEX**
--------------------------------------------------------------------
R-Squared                     0.99        1.00        0.85      1.00
Beta                          0.98        1.00        2.09      1.00
--------------------------------------------------------------------
-------------------------------------------------------
DISTRIBUTION BY ISSUER (% of portfolio)

Asset-Backed/Commercial Mortgage-Backed            0.3%
Finance                                            9.3
Foreign                                            3.2
Government Mortgage-Backed                         0.0
Industrial                                        24.3
Treasury/Agency                                   56.8
Utilities                                          4.4
Cash Investments                                   1.7%
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------
---------------------------------------
INVESTMENT FOCUS

CREDIT QUALITY          TREASURY/AGENCY
AVERAGE MATURITY                   LONG
---------------------------------------
*Lehman Long Government/Credit Index.
**Lehman Aggregate Bond Index.
+Annualized.
++Before expenses.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

--------------------------------------------------------------------------------
GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much a bond fund's share price will fluctuate in response to a change in interest rates. To see how the price could shift, multiply the fund's duration by the change in rates. If interest rates rise by 1 percentage point, the share price of a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the fund's share price would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until securities held by a fund reach maturity (or are called) and are repaid. In general, the longer the average maturity, the more a fund's share price will fluctuate in response to changes in market interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%.
-------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts to simulate bond investment.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors. -
-------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's interest income. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2003

All of the data in this report represent past performance, which cannot be used to predict future returns that may be achieved by the funds. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TOTAL BOND MARKET INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) DECEMBER 31, 1992-JUNE 30, 2003
--------------------------------------------------------------------------------
                       TOTAL BOND MARKET INDEX FUND
                             INVESTOR SHARES                 LEHMAN*
FISCAL              CAPITAL       INCOME         TOTAL         TOTAL
YEAR                 RETURN       RETURN        RETURN        RETURN
--------------------------------------------------------------------------------
1993                   3.0%         6.7%          9.7%          9.7%
1994                  -8.8          6.1          -2.7          -2.9
1995                  10.6          7.6          18.2          18.5
1996                  -3.0          6.6           3.6           3.6
1997                   2.5          6.9           9.4           9.7
1998                   2.2          6.4           8.6           8.7
1999                  -6.8%         6.0%         -0.8%         -0.8%
2000                   4.2          7.2          11.4          11.6
2001                   1.9          6.5           8.4           8.4
2002                   2.4          5.9           8.3          10.3
2003**                 1.3          2.6           3.9           3.9
--------------------------------------------------------------------------------
*Lehman Aggregate Bond Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on pages 78 and 79 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003
                                                            TEN YEARS
                                     ONE      FIVE -----------------------------
                   INCEPTION DATE   YEAR     YEARS  CAPITAL    INCOME      TOTAL
--------------------------------------------------------------------------------
TOTAL BOND MARKET INDEX FUND

  Investor  Shares*    12/11/1986  9.35%     7.09%    0.46%     6.49%      6.95%
  Admiral  Shares      11/12/2001  9.40     6.21**      --        --         --
  Institutional Shares  9/18/1995  9.48     7.21     0.90**    6.55**     7.45**
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARIES (CONTINUED)
SHORT-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-JUNE 30, 2003

                                SHORT-TERM BOND INDEX FUND
                                      INVESTOR SHARES         LEHMAN*
--------------------------------------------------------------------------------
FISCAL              CAPITAL       INCOME         TOTAL         TOTAL
YEAR                 RETURN       RETURN        RETURN        RETURN
1994                   -5.0%         4.6%         -0.4%          0.2%
1995                    6.0          6.9          12.9          12.9
1996                   -1.5          6.0           4.5           4.7
1997                    0.8          6.2           7.0           7.1
1998                    1.7          5.9           7.6           7.6
1999                   -3.3%         5.4%          2.1%          2.1%
2000                    2.4          6.4           8.8           8.9
2001                    3.0          5.9           8.9           9.0
2002                    1.5          4.6           6.1           8.1
2003**                  1.3          1.6           2.9           2.9
--------------------------------------------------------------------------------
*Lehman 1-5 Year Government/Credit Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on page 80 for dividend and capital gains information.

INTERMEDIATE-TERM BOND INDEX FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) March 1, 1994-June 30, 2003

                        INTERMEDIATE-TERM BOND INDEX FUND
                                   INVESTOR SHARES            LEHMAN*

FISCAL              CAPITAL       INCOME         TOTAL         TOTAL
YEAR                 RETURN       RETURN        RETURN        RETURN
--------------------------------------------------------------------------------
1994                   -8.2%         5.3%         -2.9%         -2.9%
1995                   13.3          7.8          21.1          21.4
1996                   -3.9          6.5           2.6           2.7
1997                    2.4          7.0           9.4           9.4
1998                    3.5          6.6          10.1          10.1
1999                   -9.0%         6.0%         -3.0%         -2.9%
2000                    5.4          7.4          12.8          12.4
2001                    2.6          6.7           9.3           8.8
2002                    4.7          6.2          10.9          13.0
2003**                  3.9          2.6           6.5           6.7
--------------------------------------------------------------------------------
*Lehman 5-10 Year Government/Credit Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights tables on page 81 for dividend and capital gains information.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS for periods ended June 30, 2003

                                              ONE   FIVE       SINCE INCEPTION
                           INCEPTION DATE    YEAR  YEARS  CAPITAL  INCOME  TOTAL
--------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND
  Investor Shares*             3/1/1994    7.22%  6.62%     0.68%   5.76%  6.44%
  Admiral Shares             11/12/2001    7.27   4.91**      --      --     --
--------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND
  Investor Shares*             3/1/1994   14.96%  8.34%     1.35%   6.64%  7.99%
  Admiral Shares              11/12/2001  15.01   8.92**      --      --     --
--------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.
**Return since inception.

-------------------------------------------------------------------------------
LONG-TERM BOND INDEX FUND
-------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 1, 1994-JUNE 30, 2003
-------------------------------------------------------------------------------
                 LONG-TERM BOND INDEX FUND                              LEHMAN*
FISCAL           CAPITAL           INCOME               TOTAL             TOTAL
  YEAR            RETURN           RETURN              RETURN            RETURN
-------------------------------------------------------------------------------
  1994            -10.4%             5.9%               -4.5%             -4.7%
  1995             21.0              8.7                29.7              29.9
  1996             -6.8              6.5                -0.3               0.1
  1997              6.9              7.4                14.3              14.5
  1998              5.5              6.5                12.0              11.8
  1999            -13.5%             5.6%               -7.9%             -7.7%
  2000              9.1              7.5                16.6              16.2
  2001              1.6              6.6                 8.2              7.3
  2002              7.8              6.6                14.4             14.8
  2003**            5.3              2.8                 8.1              8.3
-------------------------------------------------------------------------------
*Lehman Long Government/Credit Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights table on page 82 for dividend and capital gains information.

-------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003
-------------------------------------------------------------------------------
                                             ONE   FIVE      SINCE INCEPTION
                          INCEPTION DATE    YEAR  YEARS  CAPITAL  INCOME  TOTAL
-------------------------------------------------------------------------------
Long-Term Bond Index Fund*      3/1/1994  20.33%  8.73%    2.33%   6.86%  9.19%
-------------------------------------------------------------------------------
*Total return figures do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

FINANCIAL STATEMENTS                                   JUNE 30, 2003 (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by bond type (U.S. government and agency issues, corporate bonds, sovereign bonds, etc.); corporate bonds are further classified by industry sector. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Undistributed Net Investment Income is minimal because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.


--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (57.2%)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (14.4%)
Private Export Funding Corp.
 (U.S. Government Guaranteed)                              7.20%              1/15/2010    $32,875     $40,556
U.S. Treasury Bond                                       11.875%             11/15/2003      6,920       7,200
U.S. Treasury Bond                                       10.375%             11/15/2009    151,320     169,786
U.S. Treasury Bond                                        10.00%              5/15/2010     31,655      36,646
U.S. Treasury Bond                                        12.00%              8/15/2013      5,000       7,280
U.S. Treasury Bond                                        12.50%              8/15/2014        950       1,465
U.S. Treasury Bond                                       10.625%              8/15/2015      7,725      12,824
U.S. Treasury Bond                                         9.25%              2/15/2016      7,200      11,029
U.S. Treasury Bond                                         7.50%             11/15/2016     21,819      29,650
U.S. Treasury Bond                                         8.75%              5/15/2017     32,985      49,416
U.S. Treasury Bond                                        8.875%              8/15/2017     99,590     150,848
U.S. Treasury Bond                                        9.125%              5/15/2018     33,400      51,812
U.S. Treasury Bond                                        8.125%              8/15/2019    150,895     218,327
U.S. Treasury Bond                                         8.75%              5/15/2020     40,575      62,099
U.S. Treasury Bond                                        7.875%              2/15/2021     96,387     137,668
U.S. Treasury Bond                                        8.125%              8/15/2021    180,025     263,371
U.S. Treasury Bond                                         8.00%             11/15/2021     74,930     108,590
U.S. Treasury Bond                                         7.25%              8/15/2022     17,508      23,732
U.S. Treasury Bond                                        7.625%             11/15/2022     81,905     255,946
U.S. Treasury Bond                                         6.00%              2/15/2026        989       1,183
U.S. Treasury Bond                                         6.75%              8/15/2026     81,810     106,685
U.S. Treasury Bond                                        6.625%              2/15/2027     33,070      42,588
U.S. Treasury Bond                                        6.375%              8/15/2027      1,090       1,366
U.S. Treasury Bond                                        6.125%             11/15/2027      1,120       1,364

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond                                         5.25%             11/15/2028    $16,600     $18,076
U.S. Treasury Bond                                        6.125%              8/15/2029      1,215       1,485
U.S. Treasury Bond                                        5.375%              2/15/2031         60          68
U.S. Treasury Note                                         3.25%              5/31/2004        955         974
U.S. Treasury Note                                         6.00%              8/15/2004        220         232
U.S. Treasury Note                                        7.875%             11/15/2004     52,025      56,781
U.S. Treasury Note                                         1.75%             12/31/2004    126,865     127,955
U.S. Treasury Note                                         7.50%              2/15/2005        500         551
U.S. Treasury Note                                        1.625%              3/31/2005     42,650      42,937
U.S. Treasury Note                                         1.25%              5/31/2005     39,725      39,706
U.S. Treasury Note                                         6.50%              8/15/2005        400         443
U.S. Treasury Note                                         5.75%             11/15/2005        640         705
U.S. Treasury Note                                         7.00%              7/15/2006    144,025     166,438
U.S. Treasury Note                                        4.375%              5/15/2007        350         380
U.S. Treasury Note                                        6.625%              5/15/2007     14,300      16,731
U.S. Treasury Note                                         5.50%              2/15/2008     92,700     105,649
U.S. Treasury Note                                        5.625%              5/15/2008    188,420     216,065
U.S. Treasury Note                                         4.75%             11/15/2008      5,500       6,098
U.S. Treasury Note                                         5.50%              5/15/2009    265,975     306,411
U.S. Treasury Note                                         6.00%              8/15/2009        375         442
U.S. Treasury Note                                         6.50%              2/15/2010        475         577
U.S. Treasury Note                                         5.75%              8/15/2010      3,215       3,764
U.S. Treasury Note                                         5.00%              2/15/2011     50,920      57,166
U.S. Treasury Note                                         5.00%              8/15/2011    139,635     156,675
U.S. Treasury Note                                        4.875%              2/15/2012    531,500     591,129
U.S. Treasury Note                                         4.00%             11/15/2012        575         598
U.S. Treasury Note                                        3.625%              5/15/2013        120         121
U.S. Treasury Strips                                       0.00%              8/15/2005      1,500       1,458
U.S. Treasury Strips                                       0.00%             11/15/2005        250         242
U.S. Treasury Strips                                       0.00%             11/15/2008      1,250       1,086
U.S. Treasury Strips                                       0.00%             11/15/2012      3,208       2,256
U.S. Treasury Strips                                       0.00%              2/15/2015     22,000      13,644
U.S. Treasury Strips                                       0.00%              5/15/2017     62,000      33,518
                                                                                                   -----------
                                                                                                     3,761,792
                                                                                                   -----------
AGENCY BONDS AND NOTES (11.2%)
Federal Farm Credit Bank                                   4.80%              11/6/2003     33,795      34,236
Federal Farm Credit Bank                                   5.75%               9/1/2005        700         763
Federal Home Loan Bank                                    4.775%             10/15/2003        500         505
Federal Home Loan Bank                                    5.375%               1/5/2004      7,600       7,768
Federal Home Loan Bank                                    4.875%              4/16/2004      8,400       8,655
Federal Home Loan Bank                                    3.375%              6/15/2004    203,400     207,985
Federal Home Loan Bank                                     4.75%              6/28/2004        125         130
Federal Home Loan Bank                                    4.125%              1/14/2005      1,290       1,346
Federal Home Loan Bank                                    5.375%              2/15/2006      1,000       1,094
Federal Home Loan Bank                                    5.375%              5/15/2006        500         550
Federal Home Loan Bank                                    6.375%              8/15/2006        500         567
Federal Home Loan Bank                                     6.50%              8/15/2007     38,810      45,106
Federal Home Loan Bank                                    5.865%               9/2/2008     45,070      51,843
Federal Home Loan Bank                                     5.88%             11/25/2008     15,125      15,382
Federal Home Loan Bank                                     5.79%              4/27/2009        900       1,034
Federal Home Loan Bank                                    7.625%              5/14/2010     72,950      92,313
Federal Home Loan Bank                                     6.50%              7/25/2011         80          80

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank                                     5.75%              5/15/2012    $40,250     $46,306
Federal Home Loan Bank                                     4.50%             11/15/2012     31,100      32,775
Federal Home Loan Bank                                     6.45%               9/5/2013        100         101
Federal Home Loan Bank                                     8.00%              8/14/2015        100         101
Federal Home Loan Bank                                     6.65%             12/29/2016         50          51
Federal Home Loan Mortgage Corp.                          6.375%             11/15/2003        195         199
Federal Home Loan Mortgage Corp.                           5.25%              2/15/2004      2,525       2,591
Federal Home Loan Mortgage Corp.                           5.00%              5/15/2004     70,650      73,106
Federal Home Loan Mortgage Corp.                           6.25%              7/15/2004     74,750      78,750
Federal Home Loan Mortgage Corp.                           4.50%              8/15/2004        500         519
Federal Home Loan Mortgage Corp.                          6.875%              1/15/2005     81,025      87,902
Federal Home Loan Mortgage Corp.                           7.00%              7/15/2005    145,765     162,000
Federal Home Loan Mortgage Corp.                           5.25%              1/15/2006        145         158
Federal Home Loan Mortgage Corp.                           6.75%              5/30/2006      1,250       1,425
Federal Home Loan Mortgage Corp.                           5.50%              7/15/2006     40,000      44,208
Federal Home Loan Mortgage Corp.                           5.75%              4/15/2008    151,300     172,642
Federal Home Loan Mortgage Corp.                           5.75%              4/29/2009        315         326
Federal Home Loan Mortgage Corp.                          6.625%              9/15/2009     38,040      45,561
Federal Home Loan Mortgage Corp.                           7.00%              3/15/2010     98,925     121,127
Federal Home Loan Mortgage Corp.                          6.875%              9/15/2010     69,225      84,641
Federal Home Loan Mortgage Corp.                          5.875%              3/21/2011      1,257       1,431
Federal Home Loan Mortgage Corp.                           6.00%              6/15/2011        545         636
Federal Home Loan Mortgage Corp.                          6.105%             10/12/2016        210         220
Federal Home Loan Mortgage Corp.                           6.75%              3/15/2031     39,600      49,261
Federal National Mortgage Assn.                            4.75%             11/14/2003        500         507
Federal National Mortgage Assn.                           5.125%              2/13/2004        650         666
Federal National Mortgage Assn.                            4.75%              3/15/2004        500         513
Federal National Mortgage Assn.                           3.625%              4/15/2004      1,250       1,276
Federal National Mortgage Assn.                           5.625%              5/14/2004        950         988
Federal National Mortgage Assn.                            3.00%              6/15/2004     57,725      58,821
Federal National Mortgage Assn.                            6.50%              8/15/2004    249,470     264,343
Federal National Mortgage Assn.                            3.50%              9/15/2004        250         257
Federal National Mortgage Assn.                           7.125%              2/15/2005     49,580      54,194
Federal National Mortgage Assn.                           3.875%              3/15/2005        500         522
Federal National Mortgage Assn.                            5.75%              6/15/2005      3,270       3,545
Federal National Mortgage Assn.                            7.00%              7/15/2005    176,335     195,975
Federal National Mortgage Assn.                            6.00%             12/15/2005        650         718
Federal National Mortgage Assn.                            5.80%              2/22/2006        200         221
Federal National Mortgage Assn.                            4.75%               1/2/2007        305         332
Federal National Mortgage Assn.                           6.625%             10/15/2007        560         655
Federal National Mortgage Assn.                            6.00%              5/15/2008     26,910      31,021
Federal National Mortgage Assn.                            6.16%               7/9/2008        500         501
Federal National Mortgage Assn.                            5.64%             12/10/2008     25,000      25,442
Federal National Mortgage Assn.                            5.80%              1/26/2009      1,000       1,024
Federal National Mortgage Assn.                            6.40%              5/14/2009     66,625      69,324
Federal National Mortgage Assn.                           6.375%              6/15/2009      3,188       3,766
Federal National Mortgage Assn.                           6.625%              9/15/2009    126,815     151,888
Federal National Mortgage Assn.                            7.25%              1/15/2010     86,265     106,687
Federal National Mortgage Assn.                           6.625%             11/15/2010        500         604
Federal National Mortgage Assn.                            6.25%               2/1/2011     14,600      16,915
Federal National Mortgage Assn.                            5.50%              3/15/2011     23,975      27,186
Federal National Mortgage Assn.                            6.00%              5/15/2011     32,975      38,527

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                            6.25%              7/19/2011       $685        $716
Federal National Mortgage Assn.                            5.50%             10/18/2011        430         449
Federal National Mortgage Assn.                           5.375%             11/15/2011      3,950       4,437
Federal National Mortgage Assn.                            6.00%             12/21/2011         15          16
Federal National Mortgage Assn.                           6.125%              3/15/2012     10,590      12,468
Federal National Mortgage Assn.                           4.375%              9/15/2012      8,550       8,941
Federal National Mortgage Assn.                           4.625%               5/1/2013     17,575      18,126
Federal National Mortgage Assn.                            8.20%              3/10/2016         50          70
Federal National Mortgage Assn.                            6.50%              4/24/2017         80          88
Federal National Mortgage Assn.                            6.25%              5/15/2029        900       1,050
Federal National Mortgage Assn.                           7.125%              1/15/2030        805       1,044
Federal National Mortgage Assn.                            7.25%              5/15/2030    156,601     206,220
Federal National Mortgage Assn.                            8.00%               6/1/2030        601         647
Federal National Mortgage Assn.                            8.50%               9/1/2030         14          15
Federal National Mortgage Assn.                           6.625%             11/15/2030     41,505      50,956
Federal National Mortgage Assn.                            6.00%               8/1/2032      3,997       4,155
Resolution Funding Corp.                                  8.125%             10/15/2019        550         781
Resolution Funding Corp.                                  8.875%              7/15/2020        280         422
Resolution Funding Corp.                                  8.625%              1/15/2030        110         167
Small Business Administration Variable Rate
 Interest Only Custodial Receipts                         2.719%              7/15/2017      4,904         248
Tennessee Valley Auth.                                    5.375%             11/13/2008     32,075      36,150
Tennessee Valley Auth.                                    7.125%               5/1/2030     34,650      44,990
                                                                                                   -----------
                                                                                                     2,923,968
                                                                                                   -----------
MORTGAGE-BACKED SECURITIES (31.6%)(2)
Federal Home Loan Mortgage Corp.                           4.00%    7/23/2008-7/17/2018(1)  28,000      28,668
Federal Home Loan Mortgage Corp.                           4.50%      1/1/2008-5/1/2018(1) 137,961     141,000
Federal Home Loan Mortgage Corp.                           5.00%      6/1/2007-5/1/2033(1) 379,085     391,289
Federal Home Loan Mortgage Corp.                           5.50%     12/1/2005-6/1/2033(1) 738,687     764,697
Federal Home Loan Mortgage Corp.                           6.00%     10/1/2003-4/1/2033(1) 855,088     888,288
Federal Home Loan Mortgage Corp.                           6.50%      1/1/2004-8/1/2032(1) 652,282     680,377
Federal Home Loan Mortgage Corp.                           7.00%      7/1/2003-6/1/2032(1) 300,045     315,589
Federal Home Loan Mortgage Corp.                           7.50%      8/1/2003-2/1/2032(1)  77,600      82,729
Federal Home Loan Mortgage Corp.                           8.00%      7/1/2006-1/1/2032(1)  51,522      55,616
Federal Home Loan Mortgage Corp.                           8.50%     1/1/2005-11/1/2030(1)   7,716       8,411
Federal Home Loan Mortgage Corp.                           9.00%     11/1/2005-4/1/2031(1)   5,657       6,184
Federal Home Loan Mortgage Corp.                           9.50%      4/1/2016-6/1/2025(1)   1,561       1,719
Federal Home Loan Mortgage Corp.                          10.00%      7/1/2009-4/1/2025(1)     253         282
Federal Home Loan Mortgage Corp.                          10.50%     6/1/2004-12/1/2015(1)       4           4
Federal Housing Administration                             7.43%              10/1/2020(1)     154         175
Federal National Mortgage Assn.                            4.50%      1/1/2010-7/1/2018(1)  74,691      76,403
Federal National Mortgage Assn.                            5.00%      3/1/2006-6/1/2033(1) 482,649     493,808
Federal National Mortgage Assn.                            5.50%     11/1/2008-5/1/2033(1) 732,679     759,444
Federal National Mortgage Assn.                            6.00%      2/1/2004-4/1/2033(1) 922,664     960,717
Federal National Mortgage Assn.                            6.50%     10/1/2003-8/1/2032(1) 773,185     807,821
Federal National Mortgage Assn.                            7.00%      8/1/2003-8/1/2032(1) 234,839     247,774
Federal National Mortgage Assn.                            7.50%      9/1/2007-3/1/2032(1) 123,894     131,821
Federal National Mortgage Assn.                            8.00%     11/1/2006-6/1/2031(1)  31,264      33,730
Federal National Mortgage Assn.                            8.50%      4/1/2006-4/1/2031(1)  11,331      12,275
Federal National Mortgage Assn.                            9.00%     10/1/2003-8/1/2030(1)   2,527       2,764
Federal National Mortgage Assn.                            9.50%     6/1/2005-11/1/2025(1)   2,594       2,859
Federal National Mortgage Assn.                           10.00%      8/1/2005-6/1/2022(1)     360         394

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                           10.50%      6/1/2004-8/1/2020(1)    $138        $149
Government National Mortgage Assn.                         4.25%              6/20/2029(1)   4,441       4,571
Government National Mortgage Assn.                         4.50%    6/15/2018-6/17/2018(1)   2,500       2,578
Government National Mortgage Assn.                         5.00%   12/15/2017-6/15/2033(1)  41,238      42,580
Government National Mortgage Assn.                         5.50%    2/15/2017-5/15/2033(1) 202,608     211,166
Government National Mortgage Assn.                         6.00%     3/1/2009-2/15/2033(1) 298,867     313,527
Government National Mortgage Assn.                         6.50%   10/15/2007-8/15/2032(1) 343,714     361,288
Government National Mortgage Assn.                         7.00%    11/1/2007-8/15/2032(1) 219,521     232,371
Government National Mortgage Assn.                         7.25%              9/15/2025(1)     144         154
Government National Mortgage Assn.                         7.50%    2/15/2007-3/15/2032(1)  92,205      98,273
Government National Mortgage Assn.                         7.75%              2/15/2030(1)      34          36
Government National Mortgage Assn.                         8.00%   2/15/2007-12/15/2030(1)  54,179      58,680
Government National Mortgage Assn.                         8.50%    5/15/2010-2/15/2031(1)  11,161      12,160
Government National Mortgage Assn.                         9.00%    4/15/2005-3/15/2031(1)  18,603      20,490
Government National Mortgage Assn.                         9.50%     1/1/2004-9/15/2030(1)   3,478       3,866
Government National Mortgage Assn.                        10.00%    9/15/2003-8/15/2025(1)     791         890
Government National Mortgage Assn.                        10.50%    7/15/2015-1/15/2021(1)     609         691
Government National Mortgage Assn.                        11.50%    3/15/2010-1/15/2016(1)      68          76
                                                                                                   -----------
                                                                                                     8,258,384
                                                                                                   -----------
==============================================================================================================
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (COST $14,230,600)                                                                                14,944,144
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (39.6%)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES--FIXED RATE (5.0%)(2)
Bank of America Mortgage Securities                       4.654%              6/25/2032(1)   5,728       5,828
Bank One Issuance Trust                                    2.94%             10/23/2005(1)  42,400      43,474
Bear Stearns Commercial Mortgage Securities Inc.           5.61%             11/15/2033(1)   8,750       9,753
CIT RV Trust                                               5.96%              4/15/2011(1)   5,785       5,794
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust PG&E-1                             6.42%              9/25/2008(1)  47,465      51,409
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SCE-1                              6.38%              9/25/2008(1)  43,255      47,001
California Infrastructure & Econ. Dev. Bank
  Special Purpose Trust SDG&E                              6.31%              9/25/2008(1)   7,747       8,409
Capital Auto Receivables Asset Trust                       4.16%              7/16/2007(1)  54,055      56,160
Capital Auto Receivables Asset Trust                       4.50%             10/15/2007(1)  46,150      48,537
Capital Auto Receivables Asset Trust                       2.64%              3/17/2008(1)  35,000      35,828
Capital One Auto Finance Trust                             4.88%              9/15/2008(1)  16,175      17,130
Centex Home Equity Loan Trust                              4.64%              8/25/2026(1)   8,400       8,624
Chase Manhattan Auto Owner Trust                           4.24%              9/15/2008(1)  22,250      23,315
Citibank Credit Card Master Trust                          5.50%              2/15/2006(1)     350         359
Citibank Credit Card Master Trust                          4.95%               2/9/2009(1)  43,650      47,197
ComEd Transitional Funding Trust                           5.63%              6/25/2009(1)     510         558
Commercial Mortgage Lease-Backed Certificate              6.746%           6/20/2031(1)(3)  19,539      22,343
Countrywide Home Loans                                    4.633%              9/19/2032(1)   9,183       9,338
Countrywide Home Loans                                    4.197%              5/25/2033(1)  61,492      62,241
DaimlerChrysler Auto Trust                                 2.56%             10/25/2004(1)  55,750      56,649
DaimlerChrysler Auto Trust                                 3.09%               1/8/2008(1)  16,000      16,370
Discover Card Master Trust I                               5.60%              5/16/2006(1)     750         762
Discover Card Master Trust I                               6.85%              7/17/2007(1)     250         270
First Union National Bank
  Commercial Mortgage Securities                          6.223%             12/12/2033(1)  12,050      13,866

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust                               7.40%              4/15/2005(1)  18,300      18,523
Ford Credit Auto Owner Trust                               3.62%              1/15/2006(1)  19,740      19,949
Ford Credit Auto Owner Trust                               4.01%              3/15/2006(1)  20,880      21,410
Ford Credit Auto Owner Trust                               4.36%              8/15/2006(1)  23,200      24,232
Ford Credit Auto Owner Trust                               3.13%             11/15/2006(1)  27,700      28,391
Harley-Davidson Motorcycle Trust                           4.50%              1/15/2010(1)  12,350      13,326
Honda Auto Receivables Owner Trust                         2.19%              9/15/2006(1)  47,250      47,825
Honda Auto Receivables Owner Trust                         4.22%              4/15/2007(1)  30,775      32,121
Hyundai Auto Receivables Trust                             2.80%           2/15/2007(1)(3)  16,300      16,504
MBNA Master Credit Card Trust                              4.95%              6/15/2009(1)  43,950      47,633
Mach One CDO, Ltd.                                         6.70%           3/15/2030(1)(3)   3,367       3,824
Marshall & Ilsley Auto Loan Trust                          2.49%             10/22/2007(1)  38,200      38,705
Marshall & Ilsley Auto Loan Trust                          3.04%             10/20/2008(1)   8,100       8,256
Nissan Auto Receivables                                    4.60%              9/15/2005(1)  26,525      27,905
Nissan Auto Receivables                                    3.33%              1/15/2008(1)  21,100      21,873
PECO Energy Transition Trust                               5.80%               3/1/2007(1)   8,289       8,696
PECO Energy Transition Trust                               6.05%               3/1/2009(1)  14,800      16,527
PP&L Transition Bond Co. LLC                               6.96%             12/26/2005(1)   6,900       7,656
PP&L Transition Bond Co. LLC                               7.15%              6/25/2009(1)     850       1,001
PSE&G Transition Funding LLC                               6.89%             12/15/2017(1)  19,800      23,984
Residential Asset Securities Corp.                        4.988%              2/25/2027(1)  40,150      41,547
Sears Credit Account Master Trust                          6.05%              1/15/2008(1)   5,167       5,246
Toyota Auto Receivables Owner Trust                        2.65%             11/15/2006(1)  22,950      23,343
Toyota Auto Receivables Owner Trust                        4.00%              7/15/2008(1)  10,000      10,415
USAA Auto Owner Trust                                      2.41%             10/16/2006(1)  35,000      35,433
USAA Auto Owner Trust                                      2.93%              7/16/2007(1)   3,200       3,258
Volkswagen Auto Lease Trust                                2.36%             12/20/2005(1)  52,300      52,921
WFS Financial Owner Trust                                  4.50%              2/20/2010(1)  16,500      17,386
Washington Mutual Mortgage Pass-
 Through Certificate                                      5.435%              2/25/2032(1)  11,532      11,755
Washington Mutual Mortgage Pass-
 Through Certificate                                       5.55%              3/25/2032(1)  12,362      12,569
Washington Mutual Mortgage Pass-
 Through Certificate                                      5.554%              4/25/2032(1)  24,416      24,770
World Omni Master Owner Trust                              3.79%             11/20/2005(1)  16,057      16,273
World Omni Master Owner Trust                              2.58%              9/15/2009(1)  39,800      40,541
                                                                                                    ----------
                                                                                                     1,315,013
                                                                                                    ----------
ASSET-BACKED SECURITIES--FLOATING RATE (4.8%)(2)
American Express Credit Card Master Trust                  1.33%              8/15/2004(1)  46,000      46,014
American Express Credit Card Master Trust                  1.38%             12/15/2005(1)  46,400      46,429
American Express Credit Card Master Trust                  1.45%             12/15/2005(1)   9,400       9,411
BMW Floor Plan Master Owner Trust                          1.24%          11/17/2005(1)(3) 100,000     100,031
CARCO Auto Loan Master Trust                               1.25%              11/15/200(1)  20,000      19,999
CARCO Auto Loan Master Trust                               1.31%              5/15/2006(1)  10,000      10,000
Capital One Credit Card Master Trust                       1.28%              8/15/2006     24,000      24,007
Chase Credit Card Master Trust                             1.96%              1/15/2006(1)  78,000      78,023
Chase Credit Card Master Trust                             1.31%              7/15/2006(1)  30,000      30,012
Chase Credit Card Master Trust                             1.38%              9/15/2006(1)  50,000      50,021
Chase Credit Card Master Trust                             1.47%              9/15/2006(1)  47,500      47,553
Chase Credit Card Master Trust                             1.40%             10/15/2006(1)  10,000      10,004
Chase Credit Card Master Trust                            1.923%              2/15/2007(1)   5,000       5,003
Chase Credit Card Master Trust                             1.59%              6/15/2007(1)  15,000      15,030

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Discover Card Master Trust I                               1.40%             10/16/2006(1) $25,000     $25,010
Discover Card Master Trust I                               1.49%             12/18/2006(1)   5,000       5,006
Discover Card Master Trust I                               1.59%              2/16/2007(1)  40,815      40,921
Discover Card Master Trust I                               1.55%              4/16/2007(1)   6,050       6,056
Discover Card Master Trust I                               1.46%              7/15/2007(1)  16,500      16,505
Discover Card Master Trust I                               1.49%              9/18/2007(1)   8,765       8,784
Discover Card Master Trust I                               1.36%             11/15/2007(1)  23,000      23,055
First Bankcard Master Credit Card Trust                    1.57%          11/15/2006(1)(3) 117,920     117,954
First USA Credit Card Master Trust                         1.39%              9/10/2006(1)   2,500      12,506
First USA Credit Card Master Trust                        1.468%             10/19/2006(1)   3,545       3,547
First USA Credit Card Master Trust                        1.407%             11/20/2006(1)  10,000      10,003
First USA Credit Card Master Trust                        1.467%             12/19/2006(1)  14,810      14,822
First USA Credit Card Master Trust                         1.56%              4/17/2007(1)  52,000      52,040
First USA Credit Card Master Trust                        1.415%              5/17/2007(1)  20,012      20,021
Ford Credit Floor Plan Master Owner Trust                  1.40%              7/17/2006(1)  12,725      12,730
MBNA Master Credit Card Trust                              1.44%              3/15/2006(1)  50,000      50,010
MBNA Master Credit Card Trust                              1.69%              1/16/2007(1)  69,050      69,190
MBNA Master Credit Card Trust                              1.54%              2/15/2007(1)   7,775       7,780
MBNA Master Credit Card Trust                              1.55%              2/15/2007(1)  88,800      88,887
Superior Wholesale Inventory Finance Trust                 1.40%              1/16/2006(1)   2,905       2,905
Superior Wholesale Inventory Finance Trust                 1.40%              3/15/2006(1)  40,000      40,013
Superior Wholesale Inventory Finance Trust                1.435%              5/15/2006(1)  30,000      30,001
Superior Wholesale Inventory Finance Trust                 1.39%              6/15/2006(1)   5,500       5,503
Target Credit Card Master Trust                           1.145%              7/25/2008(1)  75,000      75,033
Wachovia Credit Card Master Trust                          1.46%              8/15/2006(1)  10,000      10,006
World Omni Master Owner Trust                              1.31%              2/15/2006(1)  17,315      17,315
                                                                                                   -----------
                                                                                                     1,257,140
                                                                                                   -----------
FINANCE (13.7%)
 BANKING (5.9%)
Abbey National Capital Trust I                            8.963%             12/29/2049      3,265       4,703
Abbey National PLC                                         7.95%             10/26/2029     17,715      23,542
Asian Development Bank                                    4.875%               2/5/2007     33,600      36,972
Asian Development Bank                                    5.593%              7/16/2018      1,500       1,681
Associates Corp. of North America                          5.75%             10/15/2003      1,200       1,215
Associates Corp. of North America                          5.75%              11/1/2003        990       1,005
BBVA-Bancomer Capital Trust I                             10.50%              2/16/2011(3)  14,725      16,934
Banc One Corp.                                            6.875%               8/1/2006     10,485      11,939
Bank of America Corp.                                     7.125%              9/15/2006      3,900       4,483
Bank of America Corp.                                      8.50%              1/15/2007      5,000       6,017
Bank of America Corp.                                      5.25%               2/1/2007     20,000      21,950
Bank of America Corp.                                      7.40%              1/15/2011      4,435       5,446
Bank of America Corp.                                     10.20%              7/15/2015     10,290      14,878
Bank of New York                                           3.75%              2/15/2008     10,720      11,155
Bank One Corp.                                             6.50%               2/1/2006     11,125      12,344
Bank One Corp.                                             5.50%              3/26/2007     17,390      19,128
Bank One Corp.                                             3.70%              1/15/2008     13,600      14,155
Bank One Corp.                                            7.875%               8/1/2010      8,905      11,082
BankAmerica Capital II                                     8.00%             12/15/2026        250         288
BankAmerica Corp.                                         6.625%              6/15/2004      5,250       5,519
BankAmerica Corp.                                         7.625%              6/15/2004      1,630       1,719
BankAmerica Corp.                                         6.625%             10/15/2007      7,500       8,605
Barclays Bank PLC                                          8.55%              6/15/2011(3)   7,050       8,970

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Barclays Bank PLC                                         7.375%             12/15/2011(3) $13,525     $16,202
The Chase Manhattan Corp.                                  5.75%              4/15/2004      5,975       6,168
The Chase Manhattan Corp.                                  6.00%              11/1/2005      3,665       3,994
The Chase Manhattan Corp.                                 7.125%               2/1/2007      7,469       8,543
The Chase Manhattan Corp.                                 6.375%               4/1/2008         75          86
Citicorp                                                   7.00%               7/1/2007        400         463
Citicorp Capital II                                       8.015%              2/15/2027      1,300       1,533
Citicorp Lease Pass-Through Trust                          7.22%           6/15/2005(1)(3)   4,388       4,760
Citicorp Lease Pass-Through Trust                          8.04%             12/15/2019(3)  18,025      21,759
Citigroup Inc.                                            4.125%              6/30/2005     47,100      49,484
Citigroup Inc.                                             6.75%              12/1/2005     34,900      38,850
Citigroup Inc.                                             5.50%               8/9/2006     29,200      32,201
Citigroup Inc.                                             6.20%              3/15/2009        140         160
Citigroup Inc.                                             7.25%              10/1/2010      9,905      11,960
Citigroup Inc.                                            5.625%              8/27/2012      7,900       8,709
Commercial Credit Corp.                                    5.90%               9/1/2003        550         554
Commercial Credit Corp.                                   6.625%             11/15/2006      2,000       2,261
CoreStates Capital Corp.                                  6.625%              3/15/2005      5,900       6,399
CoreStates Capital Corp.                                   8.00%             12/15/2026(3)  13,475      16,063
Credit Suisse First Boston USA Inc.                        5.75%              4/15/2007     51,375      56,882
Credit Suisse First Boston USA Inc.                       7.125%              7/15/2032      1,250       1,502
Deutsche Ausgleichsbank                                    7.00%              6/23/2005     12,000      13,184
Deutsche Bank Financial LLC                               5.375%               3/2/2015      5,600       5,998
Donaldson Lufkin & Jenrette, Inc.                          8.00%               3/1/2005      6,000       6,624
European Investment Bank                                   4.00%              3/15/2005     16,000      16,751
European Investment Bank                                  5.625%              1/24/2006     29,500      32,410
European Investment Bank                                  4.625%               3/1/2007     19,000      20,738
European Investment Bank                                   3.00%              6/16/2008      1,000       1,017
Export-Import Bank of Korea                               6.375%              2/15/2006      8,077       8,776
Export-Import Bank of Korea                                7.10%              3/15/2007      3,250       3,685
Fifth Third Bancorp                                        6.75%              7/15/2005      4,500       4,937
First Bank NA                                              7.55%              6/15/2004     10,000      10,582
First Bank System                                         7.625%               5/1/2005      5,000       5,564
First Union Corp.                                         6.625%              7/15/2005      8,063       8,865
First Union Corp.                                          7.55%              8/18/2005      5,000       5,601
First Union Corp.                                          7.80%              8/18/2010      9,000      11,292
Fleet Boston Financial Corp.                               7.25%              9/15/2005      4,175       4,639
Fleet Boston Financial Corp.                              4.875%              12/1/2006     26,150      28,365
Fleet Boston Financial Corp.                               3.85%              2/15/2008      3,500       3,632
Fleet Capital Trust II                                     7.92%             12/11/2026      3,040       3,411
Fleet Financial Group, Inc.                               7.125%              4/15/2006      5,700       6,325
Fleet/Norstar Group                                       8.125%               7/1/2004      4,600       4,884
Golden West Financial                                     4.125%              8/15/2007     17,600      18,559
HSBC Bank PLC                                              6.95%              3/15/2011     11,700      13,818
HSBC Holdings PLC                                          7.50%              7/15/2009      2,500       3,043
HSBC Holdings PLC                                          5.25%             12/12/2012      2,000       2,138
Inter-American Development Bank                           3.875%              9/27/2004     10,000      10,326
Inter-American Development Bank                           6.375%              7/21/2005     30,758      33,790
Inter-American Development Bank                           5.375%              1/18/2006     12,500      13,648
Inter-American Development Bank                           6.125%               3/8/2006     10,000      11,163
Inter-American Development Bank                           6.375%             10/22/2007      2,400       2,789
Inter-American Development Bank                           5.375%             11/15/2008      7,400       8,389

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Inter-American Development Bank                           5.625%              4/16/2009     24,450      28,148
Inter-American Development Bank                            8.50%              3/15/2011      2,315       3,073
Inter-American Development Bank                           4.375%              9/20/2012      6,000       6,381
Inter-American Development Bank                            7.00%              6/15/2025      3,750       4,739
International Bank for
  Reconstruction & Development                            6.625%              8/21/2006      6,205       7,098
International Bank for
  Reconstruction & Development                            4.375%              9/28/2006      5,000       5,391
International Bank for
  Reconstruction & Development                            4.125%              8/12/2009      2,249       2,410
International Bank for
  Reconstruction & Development                            8.875%               3/1/2026      1,250       1,910
International Finance Corp.                                3.00%              4/15/2008     10,400      10,682
Keycorp                                                   4.625%              5/16/2005      2,500       2,634
Korea Development Bank                                    7.375%              9/17/2004      6,100       6,472
Korea Development Bank                                     7.25%              5/15/2006      6,768       7,607
Korea Development Bank                                     5.25%             11/16/2006      7,540       8,088
Landwirtschaft Rentenbank                                 3.375%             11/15/2007     16,100      16,657
Landwirtschaft Rentenbank                                  3.25%              6/16/2008      5,700       5,837
Manufacturers & Traders Bank                               8.00%              10/1/2010      6,000       7,385
Marshall & Ilsley Bank                                    4.125%               9/4/2007     10,000      10,576
Mellon Bank NA                                             6.50%               8/1/2005      5,300       5,715
Mellon Bank NA                                            7.375%              5/15/2007      3,500       4,104
Mellon Capital II                                         7.995%              1/15/2027      6,150       7,381
Mellon Financial Co.                                       5.75%             11/15/2003      4,400       4,474
Mercantile Bancorp (Firstar)                               7.30%              6/15/2007      2,500       2,949
J.P. Morgan & Co., Inc.                                   6.875%              1/15/2007     11,000      12,511
J.P. Morgan Chase & Co.                                    6.50%               8/1/2005      3,625       3,967
J.P. Morgan Chase & Co.                                   5.625%              8/15/2006     13,125      14,378
J.P. Morgan Chase & Co.                                    5.25%              5/30/2007     15,685      17,173
J.P. Morgan Chase & Co.                                    4.00%               2/1/2008      4,600       4,802
J.P. Morgan Chase & Co.                                   3.625%               5/1/2008     12,225      12,557
J.P. Morgan Chase & Co.                                    5.25%               5/1/2015      7,050       7,320
NB Capital Trust II                                        7.83%             12/15/2026      5,000       5,751
NB Capital Trust IV                                        8.25%              4/15/2027      3,400       4,084
National City Bank                                        4.625%               5/1/2013      1,000       1,026
National City Corp.                                        7.20%              5/15/2005      9,200      10,122
National City Corp.                                       6.875%              5/15/2019      1,400       1,692
National Westminster Bancorp Inc.                         9.375%             11/15/2003      2,950       3,039
NationsBank Corp.                                          6.50%              3/15/2006      1,000       1,115
NationsBank Corp.                                          7.50%              9/15/2006      2,500       2,919
NationsBank Corp.                                         6.375%              2/15/2008      1,240       1,419
NationsBank Corp.                                          7.25%             10/15/2025      1,125       1,390
Nordic Investment Bank                                    3.125%              4/24/2008      5,850       5,997
Norwest Corp.                                              6.65%             10/15/2023         40          46
Oesterreich Kontrollbank                                   5.50%              1/20/2006      4,300       4,698
Oesterreich Kontrollbank                                  5.125%              3/20/2007      2,500       2,765
PNC Funding Corp.                                          7.00%               9/1/2004      4,500       4,785
PNC Funding Corp.                                          5.75%               8/1/2006      7,500       8,280
PNC Funding Corp.                                          6.50%               5/1/2008        500         552
PaineWebber Group, Inc.                                   6.375%              5/15/2004        850         889
Regions Financial Corp.                                    7.00%               3/1/2011      2,500       3,000

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Regions Financial Corp.                                   6.375%              5/15/2012     18,825      21,798
Republic New York Corp.                                    9.70%               2/1/2009      5,000       6,452
Republic New York Corp.                                    7.75%              5/15/2009      4,300       5,180
Royal Bank of Scotland PLC                                7.648%              9/30/2031     20,820      26,556
Santander Central Hispano SA                              7.625%              9/14/2010        325         402
Sanwa Bank Ltd.                                            8.35%              7/15/2009      3,900       4,634
Sanwa Bank Ltd.                                            7.40%              6/15/2011      6,100       6,833
Standard Chartered Bank                                    8.00%              5/30/2031(3)   7,675       9,734
Sumitomo Mitsui Banking Corp.                              8.00%              6/15/2012      3,765       4,520
SunTrust Banks, Inc.                                      7.375%               7/1/2006      3,500       4,055
SunTrust Banks, Inc.                                       5.05%               7/1/2007         60          66
SunTrust Banks, Inc.                                       6.00%              2/15/2026      4,500       4,911
Suntrust Capital                                           7.90%              6/15/2027      1,885       2,212
Swiss Bank Corp.                                           7.25%               9/1/2006      2,500       2,878
Swiss Bank Corp.                                          7.375%              7/15/2015      1,825       2,245
Swiss Bank Corp.                                           7.00%             10/15/2015        750         927
Swiss Bank Corp.                                          7.375%              6/15/2017      1,600       2,067
Synovus Financial Corp.                                    7.25%             12/15/2005     16,325      18,426
UBS Preferred Funding Trust I                             8.622%              10/1/2010     20,500      26,462
US Bancorp                                                6.875%              12/1/2004     23,075      24,857
US Bancorp                                                3.125%              3/15/2008      8,000       8,094
US Bancorp                                                 8.27%             12/15/2026      3,370       4,052
US Bank NA                                                 6.50%               2/1/2008      3,500       4,045
US Bank NA                                                6.375%               8/1/2011      3,000       3,503
US Bank NA                                                 6.30%               2/4/2014      1,900       2,229
Union Planters Corp.                                       7.75%               3/1/2011     28,225      33,989
Wachovia Corp.                                             6.80%               6/1/2005     10,000      10,961
Wachovia Corp.                                             4.95%              11/1/2006     29,495      32,123
Wachovia Corp.                                            6.625%             11/15/2006        750         849
Wachovia Corp.                                             6.25%               8/4/2008        850         971
Wachovia Corp.                                            7.875%              2/15/2010      5,550       6,851
Washington Mutual Bank                                    6.875%              6/15/2011     33,345      39,147
Washington Mutual Bank                                     5.50%              1/15/2013      6,000       6,519
Washington Mutual Bank                                    8.375%               6/1/2027      1,975       2,336
Wells Fargo & Co.                                         6.125%              11/1/2003      5,000       5,081
Wells Fargo & Co.                                         6.875%               4/1/2006      5,700       6,363
Wells Fargo & Co.                                          5.90%              5/21/2006      5,000       5,544
Wells Fargo & Co.                                          6.75%              10/1/2006      1,000       1,143
Wells Fargo & Co.                                         5.125%              2/15/2007      8,550       9,360
Wells Fargo & Co.                                         4.875%              6/12/2007      8,000       8,701
Wells Fargo & Co.                                          3.50%               4/4/2008      5,000       5,140
Wells Fargo & Co.                                          6.85%              7/15/2009      3,000       3,568
Wells Fargo & Co.                                          6.45%               2/1/2011      7,820       9,162

BROKERAGE (1.9%)
Bear Stearns & Co., Inc.                                  6.625%              1/15/2004      2,000       2,056
Bear Stearns & Co., Inc.                                   7.80%              8/15/2007      8,900      10,635
Bear Stearns & Co., Inc.                                   6.75%             12/15/2007        850         986
Bear Stearns & Co., Inc.                                   4.00%              1/31/2008     25,790      26,864
Bear Stearns & Co., Inc.                                  2.875%               7/2/2008      2,000       1,982
Bear Stearns & Co., Inc.                                   5.70%             11/15/2014     18,100      19,896
Bear Stearns & Co., Inc.                                   4.65%               7/2/2018      1,000         974

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Dean Witter, Discover & Co.                                6.75%             10/15/2013        800         950
Fidelity Investments                                       7.49%              6/15/2019(3)   1,000       1,271
Goldman Sachs Group Inc.                                  7.625%              8/17/2005     13,900      15,612
Goldman Sachs Group Inc.                                  4.125%              1/15/2008      5,920       6,217
Goldman Sachs Group Inc.                                  6.875%              1/15/2011         20          23
Goldman Sachs Group Inc.                                   6.60%              1/15/2012         55          64
Goldman Sachs Group Inc.                                   5.70%               9/1/2012      6,500       7,164
Goldman Sachs Group Inc.                                   5.50%             11/15/2014     18,600      20,153
Goldman Sachs Group Inc.                                  6.125%              2/15/2033      3,500       3,756
Lehman Brothers Holdings Inc.                              7.75%              1/15/2005        500         547
Lehman Brothers Holdings Inc.                             6.625%               2/5/2006      5,550       6,167
Lehman Brothers Holdings Inc.                              6.25%              5/15/2006     72,480      80,826
Lehman Brothers Holdings Inc.                             7.625%               6/1/2006      5,000       5,764
Lehman Brothers Holdings Inc.                              7.50%               9/1/2006      5,000       5,786
Merrill Lynch & Co., Inc.                                  6.80%              11/3/2003      6,000       6,112
Merrill Lynch & Co., Inc.                                  5.88%              1/15/2004      6,925       7,079
Merrill Lynch & Co., Inc.                                  5.35%              6/15/2004     26,957      27,987
Merrill Lynch & Co., Inc.                                  7.00%              3/15/2006        300         335
Merrill Lynch & Co., Inc.                                  4.00%             11/15/2007     15,800      16,576
Merrill Lynch & Co., Inc.                                 6.375%             10/15/2008      2,000       2,310
Merrill Lynch & Co., Inc.                                 6.875%             11/15/2018      3,150       3,789
Morgan Stanley Dean Witter Discover & Co.                 5.625%              1/20/2004     10,400      10,653
Morgan Stanley Dean Witter Discover & Co.                  7.75%              6/15/2005      8,300       9,251
Morgan Stanley Dean Witter Discover & Co.                  6.10%              4/15/2006     36,075      39,831
Morgan Stanley Dean Witter Discover & Co.                 6.875%               3/1/2007      1,700       1,942
Morgan Stanley Dean Witter Discover & Co.                  5.80%               4/1/2007     42,975      47,790
Morgan Stanley Dean Witter Discover & Co.                 3.625%               4/1/2008      1,300       1,335
Morgan Stanley Dean Witter Discover & Co.                  4.25%              5/15/2010         80          82
Morgan Stanley Dean Witter Discover & Co.                  6.75%              4/15/2011        655         770
Morgan Stanley Dean Witter Discover & Co.                  5.30%               3/1/2013         60          64
Morgan Stanley Dean Witter Discover & Co.                  7.00%              10/1/2013        700         843
Morgan Stanley Dean Witter Discover & Co.                  7.25%               4/1/2032      6,215       7,634
Salomon Smith Barney Holdings Inc.                        5.875%              3/15/2006     25,075      27,623
Salomon Smith Barney Holdings Inc.                        7.375%              5/15/2007        500         588
Spear, Leeds & Kellogg, LP                                 8.25%              8/15/2005(3)  48,500      54,955
Waddell & Reed Financial                                   7.50%              1/18/2006     10,725      11,812

FINANCE COMPANIES (3.9%)
American Express Co.                                       3.75%             11/20/2007      8,825       9,210
American Express Co.                                       3.00%              5/16/2008      7,750       7,800
American General Finance Corp.                             .875%              7/14/2006      1,335       1,479
American General Finance Corp.                             5.75%              3/15/2007      9,000       9,975
Boeing Capital Corp.                                       5.75%              2/15/2007      3,000       3,280
Boeing Capital Corp.                                       6.50%              2/15/2012     22,200      25,087
Boeing Capital Corp.                                       5.80%              1/15/2013     12,000      12,976
CIT Group Inc.                                             .125%              2/21/2006     14,325      14,938
CIT Group Inc.                                             .375%               4/2/2007      8,750       9,994
CIT Group Inc.                                             4.00%               5/8/2008      5,200       5,297
CIT Group Inc.                                             7.75%               4/2/2012      4,400       5,245
Capital One Bank                                           .875%               2/1/2006     15,425      16,368
Capital One Bank                                           .875%              5/15/2008      2,250       2,280
Countrywide Funding Corp.                                  7.26%              5/10/2004      2,000       2,099

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Countrywide Home Loan                                      5.50%               8/1/2006     56,590      61,729
Countrywide Home Loan                                      5.50%               2/1/2007      1,200       1,317
Countrywide Home Loan                                     5.625%              5/15/2007     10,645      11,741
Countrywide Home Loan                                      3.25%              5/21/2008      1,500       1,504
John Deere Capital Corp.                                   7.00%              3/15/2012      8,750      10,379
Export Development Canada                                  4.00%               8/1/2007      5,050       5,369
Ford Motor Credit Co.                                      7.50%              3/15/2005      1,250       1,330
Ford Motor Credit Co.                                     6.875%               2/1/2006     29,900      31,522
Ford Motor Credit Co.                                      6.50%              1/25/2007     74,335      78,085
Ford Motor Credit Co.                                      7.75%              2/15/2007        800         867
Ford Motor Credit Co.                                      5.80%              1/12/2009      5,000       4,930
Ford Motor Credit Co.                                     7.375%             10/28/2009      5,750       6,028
Ford Motor Credit Co.                                      7.25%             10/25/2011     26,000      26,663
General Electric Capital Corp.                             2.85%              1/30/2006      7,000       7,198
General Electric Capital Corp.                             5.00%              2/15/2007      1,000       1,085
General Electric Capital Corp.                            5.375%              3/15/2007     42,600      46,828
General Electric Capital Corp.                             3.50%               5/1/2008      7,110       7,286
General Electric Capital Corp.                            4.625%              9/15/2009     14,000      14,993
General Electric Capital Corp.                             8.30%              9/20/2009        275         348
General Electric Capital Corp.                            6.125%              2/22/2011      6,000       6,831
General Electric Capital Corp.                            5.875%              2/15/2012         90         101
General Electric Capital Corp.                             6.75%              3/15/2032     36,170      42,503
General Motors Acceptance Corp.                            5.25%              5/16/2005     31,950      32,837
General Motors Acceptance Corp.                            7.50%              7/15/2005      3,000       3,215
General Motors Acceptance Corp.                           6.625%             10/15/2005        900         955
General Motors Acceptance Corp.                            6.75%              1/15/2006      4,500       4,780
General Motors Acceptance Corp.                            4.50%              7/15/2006      4,500       4,516
General Motors Acceptance Corp.                           6.125%              9/15/2006     37,600      39,210
General Motors Acceptance Corp.                           6.125%               2/1/2007      7,300       7,603
General Motors Acceptance Corp.                            7.75%              1/19/2010      5,690       6,076
General Motors Acceptance Corp.                           6.875%              9/15/2011     31,900      32,024
General Motors Acceptance Corp.                            7.00%              8/28/2012     16,200      16,199
General Motors Acceptance Corp.                            8.00%              7/15/2003      1,000       1,002
Household Finance Corp.                                    8.00%               5/9/2005      5,000       5,576
Household Finance Corp.                                    6.50%              1/24/2006     41,100      45,516
Household Finance Corp.                                    7.20%              7/15/2006      8,325       9,532
Household Finance Corp.                                    5.75%              1/30/2007         95         105
Household Finance Corp.                                    7.65%              5/15/2007      3,250       3,780
Household Finance Corp.                                   4.625%              1/15/2008      6,000       6,396
Household Finance Corp.                                   5.875%               2/1/2009        360         404
Household Finance Corp.                                    6.45%               2/1/2009      2,430       2,770
Household Finance Corp.                                   6.375%             10/15/2011     13,425      15,288
Household Finance Corp.                                    7.00%              5/15/2012     12,400      14,705
Household Finance Corp.                                   6.375%             11/27/2012        170         194
Household Finance Corp.                                    7.35%             11/27/2032      3,650       4,549
International Lease Finance Corp.                         5.625%               6/1/2007     54,650      59,220
International Lease Finance Corp.                          4.50%               5/1/2008        750         786
International Lease Finance Corp.                         5.875%               5/1/2013        130         139
KFW International Finance, Inc.                           7.625%              2/15/2004      9,650      10,031
KFW International Finance, Inc.                            2.50%             10/17/2005     38,400      39,230

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc.                            4.75%              1/24/2007      9,000       9,804
MBNA America Bank NA                                       7.75%              9/15/2005(3)  24,775      27,653
MBNA America Bank NA                                      5.375%              1/15/2008      1,000       1,082
Norwest Financial, Inc.                                    7.20%               5/1/2007      1,005       1,173
Norwest Financial, Inc.                                    6.25%             12/15/2007      2,000       2,313
Pitney Bowes Credit Corp.                                  9.25%              6/15/2008      1,500       1,894
SLM Corp.                                                 3.625%              3/17/2008      4,500       4,629
SLM Corp.                                                  5.05%             11/14/2014      2,700       2,880
USA Education Inc.                                        5.625%              4/10/2007     56,450      62,714
Washington Mutual Finance Corp.                            6.25%              5/15/2006     24,775      27,613

INSURANCE (1.4%)
ACE Capital Trust II                                       9.70%               4/1/2030      2,000       2,674
ACE Ltd.                                                   6.00%               4/1/2007     29,600      32,628
AEGON NV                                                   4.75%               6/1/2013      3,000       3,026
AIG SunAmerica Global Financing IX                         6.90%              3/15/2032(3)   6,810       8,216
AXA SA                                                     8.60%             12/15/2030      2,600       3,317
Allstate Corp.                                            5.375%              12/1/2006      9,000       9,934
Allstate Corp.                                             7.20%              12/1/2009     13,265      16,191
Allstate Corp.                                            6.125%             12/15/2032      3,400       3,769
American General Capital II                                8.50%               7/1/2030     12,690      17,521
American International Group Inc.                          2.85%              12/1/2005     13,500      13,831
American International Group Inc.                         2.875%              5/15/2008(3)   3,450       3,450
Aon Capital Trust                                         8.205%               1/1/2027      2,300       2,627
CIGNA Corp.                                               7.875%              5/15/2027        750         898
Fidelity National Financial Inc.                           7.30%              8/15/2011      9,225      10,902
Fund American Cos. Inc.                                   5.875%              5/15/2013      2,175       2,273
John Hancock Global Funding II                            5.625%              6/27/2006(3)  24,550      26,876
Hartford Life Inc.                                        7.375%               3/1/2031      3,600       4,367
ING Capital Funding Trust III                             8.439%             12/31/2010     14,925      18,888
Jackson National Life Insurance Co.                        5.25%              3/15/2007(3)  17,375      18,812
Jackson National Life Insurance Co.                       6.125%              5/30/2012(3)   5,200       5,786
Lincoln National Corp.                                     6.20%             12/15/2011        575         650
Marsh & McLennan Cos. Inc.                                 6.25%              3/15/2012      8,800      10,193
MetLife Inc.                                               5.25%              12/1/2006     11,875      13,010
MetLife Inc.                                              5.375%             12/15/2012      2,800       3,080
MetLife Inc.                                               6.50%             12/15/2032      1,500       1,714
Monumental Global Funding II                               6.05%              1/19/2006(3)  21,825      23,759
NAC Re Corp.                                               7.15%             11/15/2005      1,500       1,646
Nationwide Life Global Funding                             5.35%              2/15/2007(3)  23,225      25,268
Principal Life Global Funding I                           6.125%               3/1/2006(3)  15,000      16,485
Progressive Corp.                                         6.625%               3/1/2029      4,600       5,416
Prudential Holdings, LLC                                  8.695%             12/18/2023(3)   8,050      10,349
Prudential Insurance Co. of America                       6.375%              7/23/2006(3)   2,000       2,189
Prudential Insurance Co. of America                        8.30%               7/1/2025(3)   4,925       6,245
Reinsurance Group of America                               6.75%             12/15/2011     13,200      15,039
St. Paul Cos. Inc.                                         5.75%              3/15/2007      4,450       4,829
Travelers Property Casualty Corp.                          3.75%              3/15/2008      3,925       4,048
Travelers Property Casualty Corp.                          7.75%              4/15/2026      1,000       1,277
Travelers Property Casualty Corp.                         6.375%              3/15/2033      3,500       3,828
UnumProvident Corp.                                       7.625%               3/1/2011      3,075       3,313
UnumProvident Corp.                                        6.75%             12/15/2028      1,220       1,165

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.6%)
Boston Properties Inc.                                    5.625%              4/15/2015(3)   3,950       4,164
Camden Property Trust                                      7.00%             11/15/2006      6,250       6,965
Centerpoint Properties                                     5.75%              8/15/2009      4,200       4,567
EOP Operating LP                                          6.625%              2/15/2005      1,144       1,220
EOP Operating LP                                          8.375%              3/15/2006      3,059       3,524
EOP Operating LP                                           7.75%             11/15/2007      4,700       5,503
EOP Operating LP                                           6.75%              2/15/2008      2,100       2,405
EOP Operating LP                                           7.00%              7/15/2011      1,250       1,461
EOP Operating LP                                           6.75%              2/15/2012        795         916
EOP Operating LP                                          7.875%              7/15/2031      5,350       6,480
Equity Residential Properties Trust                        6.95%               3/2/2011      1,500       1,746
Equity Residential Properties Trust                       6.625%              3/15/2012     16,900      19,592
HRPT Properties Trust                                      6.50%              1/15/2013      6,800       7,447
Health Care Property Investment Inc.                       6.45%              6/25/2012     10,425      11,249
New Plan Excel Realty Trust                               5.875%              6/15/2007      3,225       3,519
ProLogis                                                   5.50%               3/1/2013      2,650       2,832
Realty Income Corp.                                        7.75%               5/6/2007      5,000       5,698
Regency Centers LP                                         6.75%              1/15/2012      8,250       9,572
Security Capital Pacific Trust                             8.05%               4/1/2017      4,300       5,139
Shurgard Storage Centers, Inc.                             7.75%              2/22/2011      1,900       2,249
Simon DeBartolo Group, Inc.                                6.75%              7/15/2004      1,000       1,044
Simon DeBartolo Group, Inc.                                6.75%              6/15/2005        265         285
Simon Property Group LP                                   6.375%             11/15/2007     22,700      25,392
Susa Partnership LP                                        7.00%              12/1/2007      3,950       4,549
Susa Partnership LP                                        7.50%              12/1/2027      5,025       6,046
Vornado Realty                                            5.625%              6/15/2007      7,625       8,112
                                                                                                    ----------
                                                                                                     3,574,758
                                                                                                    ----------
INDUSTRIAL (13.4%)
BASIC INDUSTRY (1.1%)
Alcan Inc.                                                 4.50%              5/15/2013     21,975      22,377
Alcoa Inc.                                                 4.25%              8/15/2007     34,850      36,959
Alcoa Inc.                                                5.375%              1/15/2013        145         157
BHP Finance USA Ltd.                                       4.80%              4/15/2013     10,450      10,965
BHP Finance USA Ltd.                                       6.75%              11/1/2013      1,500       1,802
Celulosa Arauco Constitution SA                           8.625%              8/15/2010      7,350       8,816
Chevron Phillips Chemical Co.                             5.375%              6/15/2007      2,000       2,143
Corporacion Nacional del
Cobre de Chile (CODELCO)                                  7.375%               5/1/2009(3)   6,900       8,031
Domtar Inc.                                               7.875%             10/15/2011     10,700      12,893
Dow Chemical Co.                                          6.125%               2/1/2011      9,525      10,461
Dow Chemical Co.                                          7.375%              11/1/2029      5,900       6,857
E.I. du Pont de Nemours & Co.                             6.875%             10/15/2009      5,000       5,984
Eastman Chemical Co.                                       3.25%              6/15/2008      2,925       2,882
Eastman Chemical Co.                                       7.00%              4/15/2012      1,525       1,759
Eastman Chemical Co.                                       7.25%              1/15/2024        600         675
Eastman Chemical Co.                                       7.60%               2/1/2027      2,838       3,380
International Paper Co.                                   7.875%               8/1/2006      1,515       1,742
International Paper Co.                                    3.80%               4/1/2008(3)   2,800       2,855
International Paper Co.                                    5.85%             10/30/2012      5,925       6,467
International Paper Co.                                    5.30%               4/1/2015(3)   3,900       4,013
Noranda Inc.                                               7.25%              7/15/2012      1,925       2,045

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Phelps Dodge Corp.                                         9.50%               6/1/2031        625         752
Potash Corp. of Saskatchewan                               7.75%              5/31/2011     11,825      14,419
Potash Corp. of Saskatchewan                              4.875%               3/1/2013      1,000       1,019
Praxair, Inc.                                              6.90%              11/1/2006     14,525      16,523
Praxair, Inc.                                              2.75%              6/15/2008      2,000       1,984
Praxair, Inc.                                              3.95%               6/1/2013      1,200       1,183
Rio Tinto Finance USA Ltd.                                2.625%              9/30/2008      4,000       3,927
Rohm & Haas Co.                                            6.95%              7/15/2004      6,750       7,095
Rohm & Haas Co.                                            7.40%              7/15/2009        495         604
Rohm & Haas Co.                                            9.80%              4/15/2020(1)   3,783       5,070
Rohm & Haas Co.                                            7.85%              7/15/2029      1,400       1,818
Sappi Papier Holding AG                                    6.75%              6/15/2012(3)   3,690       4,171
Sappi Papier Holding AG                                    7.50%              6/15/2032(3)   2,275       2,648
Union Carbide Corp.                                        7.75%              10/1/2096      2,825       2,617
Vale Overseas Ltd.                                        8.625%               3/8/2007      7,750       8,370
Westvaco Corp.                                             8.20%              1/15/2030      2,325       2,942
Weyerhaeuser Co.                                           5.50%              3/15/2005      7,960       8,420
Weyerhaeuser Co.                                          6.125%              3/15/2007     10,000      11,051
Weyerhaeuser Co.                                           6.75%              3/15/2012      8,650       9,811
Weyerhaeuser Co.                                          7.375%              3/15/2032     17,555      20,131

CAPITAL GOODS (1.2%)
Bae Systems Holdings Inc.                                  6.40%             12/15/2011(3)   6,850       7,564
The Boeing Co.                                             8.75%              8/15/2021      1,650       2,176
The Boeing Co.                                            6.625%              2/15/2038     10,750      11,748
Bombardier Capital Corp.                                  6.125%              6/29/2006(3)   8,100       8,303
Brascan Corp.                                             7.125%              6/15/2012      2,000       2,268
British Aerospace                                         7.156%          12/15/2011(1)(3)   3,874       4,355
CRH Capital Inc.                                           6.95%              3/15/2012      6,810       8,000
Caterpillar, Inc.                                          9.00%              4/15/2006      1,600       1,889
Caterpillar, Inc.                                          5.95%               5/1/2006      3,500       3,833
Caterpillar, Inc.                                          6.95%               5/1/2042      2,525       3,150
Caterpillar, Inc.                                         7.375%               3/1/2097      8,425      10,582
Deere & Co.                                                6.95%              4/25/2014      7,950       9,617
Deere & Co.                                                8.50%               1/9/2022        260         346
Emerson Electric Co.                                      7.875%               6/1/2005      3,000       3,356
Emerson Electric Co.                                      4.625%             10/15/2012      4,000       4,195
Emerson Electric Co.                                       5.00%             12/15/2014      4,400       4,692
General Dynamics                                          2.125%              5/15/2006      3,500       3,518
General Dynamics                                           3.00%              5/15/2008      3,500       3,519
General Dynamics                                           4.25%              5/15/2013      2,350       2,359
General Electric                                           5.00%               2/1/2013     16,925      17,873
Goodrich Corp.                                             6.45%             12/15/2007      1,000       1,084
Goodrich Corp.                                             7.00%              4/15/2038      1,500       1,478
Honeywell International Inc.                              5.125%              11/1/2006      1,500       1,629
Honeywell International Inc.                               7.50%               3/1/2010        500         611
Hutchison Whampoa International Ltd.                       7.00%              2/16/2011(3)   2,750       3,064
Ingersoll-Rand Co.                                         6.25%              5/15/2006     14,850      16,503
Lockheed Martin Corp.                                      7.25%              5/15/2006      2,800       3,194
Lockheed Martin Corp.                                      7.65%               5/1/2016      4,350       5,585
Lockheed Martin Corp.                                      8.50%              12/1/2029     10,695      14,544
Masco Corp.                                                6.75%              3/15/2006     23,300      25,955

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Masco Corp.                                               5.875%              7/15/2012         60          66
Masco Corp.                                                7.75%               8/1/2029        450         577
Northrop Grumman Corp                                     7.125%              2/15/2011      5,000       5,991
Northrop Grumman Corp.                                    7.875%               3/1/2026      2,600       3,261
Northrop Grumman Corp.                                     7.75%              2/15/2031      3,000       3,867
Raytheon Co.                                               4.50%             11/15/2007      2,000       2,107
Raytheon Co.                                               6.15%              11/1/2008      2,000       2,262
Raytheon Co.                                               8.30%               3/1/2010      4,550       5,632
Raytheon Co.                                               5.50%             11/15/2012      3,000       3,208
Raytheon Co.                                              5.375%               4/1/2013      2,800       2,971
Raytheon Co.                                               7.20%              8/15/2027      4,500       5,263
Republic Services Inc.                                    7.125%              5/15/2009      4,265       5,033
Republic Services Inc.                                     6.75%              8/15/2011      3,000       3,448
TRW Inc.                                                   7.75%               6/1/2029        550         679
Textron Financial Corp.                                   5.875%               6/1/2007        700         762
Textron Inc.                                               6.50%               6/1/2012      9,025      10,140
Thiokol Corp.                                             6.625%               3/1/2008      3,450       3,963
USA Waste Services Inc.                                   7.125%              10/1/2007        250         287
United Technologies Corp.                                 4.875%              11/1/2006     29,975      32,495
United Technologies Corp.                                 8.875%             11/15/2019      4,000       5,494
United Technologies Corp.                                  6.70%               8/1/2028        492         571
United Technologies Corp.                                  7.50%              9/15/2029      1,475       1,890
Waste Management, Inc.                                     6.50%             11/15/2008     12,300      14,078
Waste Management, Inc.                                    7.375%               8/1/2010      2,200       2,629
Waste Management, Inc.                                     7.75%              5/15/2032      8,700      10,881

COMMUNICATION (3.5%)
AT&T Broadband Corp.                                      9.455%             11/15/2022      2,861       3,876
AT&T Corp.                                                 7.00%             11/15/2006     16,865      18,673
AT&T Corp.                                                 7.80%             11/15/2011      7,750       8,887
AT&T Corp.                                                 8.50%             11/15/2031     18,475      21,073
AT&T Wireless Services Inc.                               7.875%               3/1/2011     12,550      14,839
AT&T Wireless Services Inc.                               8.125%               5/1/2012     12,255      14,833
AT&T Wireless Services Inc.                                8.75%               3/1/2031      8,695      10,839
Ameritech Capital Funding                                  7.50%               4/1/2005      4,950       5,431
Bell Atlantic Corp.                                        7.00%              6/15/2013      4,000       4,802
BellSouth Capital Funding                                 7.875%              2/15/2030     19,200      24,675
BellSouth Corp.                                            5.00%             10/15/2006      1,459       1,587
BellSouth Corp.                                            6.00%             10/15/2011        120         137
British Telecommunications PLC                            7.875%             12/15/2005     34,950      39,768
British Telecommunications PLC                            8.875%             12/15/2030      5,785       7,915
CenturyTel Inc.                                           7.875%              8/15/2012      5,800       7,310
China Telecom                                             7.875%              11/2/2004     19,700      21,271
Cingular Wireless                                         5.625%             12/15/2006      5,000       5,515
Cingular Wireless                                          6.50%             12/15/2011        950       1,095
Citizens Communications                                    8.50%              5/15/2006      2,000       2,305
Citizens Communications                                    9.25%              5/15/2011      3,700       4,759
Citizens Communications                                    9.00%              8/15/2031      1,200       1,605
Clear Channel Communications Inc.                         7.875%              6/15/2005      1,100       1,217
Clear Channel Communications Inc.                          7.65%              9/15/2010      1,580       1,899
Clear Channel Communications Inc.                          7.25%             10/15/2027      1,300       1,458
Comcast Cable Communications Inc.                         6.375%              1/30/2006     14,700      16,074

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Comcast Cable Communications Inc.                         8.375%               5/1/2007      3,000       3,520
Comcast Cable Communications Inc.                          6.75%              1/30/2011      3,600       4,132
Comcast Cable Communications Inc.                         8.875%               5/1/2017      2,600       3,463
Comcast Corp.                                              5.30%              1/15/2014      3,400       3,499
Comcast Corp.                                              6.50%              1/15/2015      3,075       3,478
Cox Communications, Inc.                                  6.875%              6/15/2005        800         872
Cox Communications, Inc.                                   7.75%              11/1/2010      6,850       8,331
Cox Enterprises                                           7.875%              9/15/2010(3)  13,925      16,383
Deutsche Telekom International Finance                     8.25%              6/15/2005      3,500       3,900
Deutsche Telekom International Finance                     8.50%              6/15/2010     13,775      16,958
Deutsche Telekom International Finance                     8.75%              6/15/2030     17,025      21,825
France Telecom                                             8.70%               3/1/2006     11,500      13,185
France Telecom                                             9.25%               3/1/2011        500         629
France Telecom                                            10.00%               3/1/2031     18,300      25,242
GTE Corp.                                                  6.36%              4/15/2006      1,045       1,166
GTE Corp.                                                  8.75%              11/1/2021      3,835       5,041
GTE South Inc.                                            6.125%              6/15/2007     10,625      11,960
Gannett Co. Inc.                                           4.95%               4/1/2005      1,200       1,271
Grupo Televisa SA                                         8.625%               8/8/2005     11,175      12,561
Grupo Televisa SA                                          8.50%              3/11/2032        750         810
International Telecom Satellite                           7.625%              4/15/2012      8,900      10,017
Koninklijke KPN NV                                         8.00%              10/1/2010     11,990      14,843
Koninklijke KPN NV                                        8.375%              10/1/2030     13,390      17,489
New England Telephone & Telegraph Co.                     6.875%              10/1/2023      2,815       2,844
New England Telephone & Telegraph Co.                     7.875%             11/15/2029      6,050       7,868
New York Telephone Co.                                     7.25%              2/15/2024      4,900       5,189
News America Holdings Inc.                                 9.25%               2/1/2013      3,341       4,432
News America Holdings Inc.                                 8.00%             10/17/2016      9,000      11,335
News America Holdings Inc.                                 7.75%              1/20/2024      2,000       2,340
News America Holdings Inc.                                 7.75%              12/1/2045        475         561
News America Holdings Inc.                                 8.25%             10/17/2096      1,800       2,101
SBC Communications Inc.                                    5.75%               5/2/2006        120         132
SBC Communications Inc.                                    6.25%              3/15/2011      5,025       5,757
SBC Communications Inc.                                   5.875%              8/15/2012      7,500       8,425
Scholastic Corp.                                           5.75%              1/15/2007      9,600      10,383
Southwestern Bell Telephone Co.                           6.625%              7/15/2007      4,500       5,120
Southwestern Bell Telephone Co.                            7.25%              7/15/2025     10,475      10,479
Sprint Capital Corp.                                       7.90%              3/15/2005     12,750      13,829
Sprint Capital Corp.                                       6.00%              1/15/2007     12,450      13,418
Sprint Capital Corp.                                       8.75%              3/15/2032     23,325      27,859
TCI Communications Inc.                                    8.65%              9/15/2004      5,000       5,376
TCI Communications Inc.                                   7.875%               8/1/2013     13,950      17,057
TCI Communications Inc.                                    8.75%               8/1/2015     17,495      22,827
TCI Communications Inc.                                   9.875%              6/15/2022        500         643
Telecomunicaciones de Puerto Rico                          6.65%              5/15/2006     11,475      12,544
Telecomunicaciones de Puerto Rico                          6.80%              5/15/2009      4,600       5,272
Telefonica Europe BV                                       7.35%              9/15/2005      6,975       7,798
Telefonica Europe BV                                       7.75%              9/15/2010      5,000       6,187
Telefonica Europe BV                                       8.25%              9/15/2030      3,950       5,316
Telefonos de Mexico SA                                     8.25%              1/26/2006     45,200      50,737
Thomson Corp.                                              5.75%               2/1/2008     13,900      15,146
USA Interactive                                            7.00%              1/15/2013     12,300      13,967

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Verizon Global Funding Corp.                               6.75%              12/1/2005     20,875      23,268
Verizon Global Funding Corp.                              7.375%               9/1/2012      6,150       7,501
Verizon New Jersey Inc.                                   5.875%              1/17/2012     21,825      24,292
Verizon New York Inc.                                     6.875%               4/1/2012     16,325      19,126
Verizon New York Inc.                                     7.375%               4/1/2032     12,325      14,992
Verizon Pennsylvania Inc.                                  5.65%             11/15/2011     11,325      12,489
Verizon Wireless Inc.                                     5.375%             12/15/2006     22,600      24,830
Vodafone AirTouch PLC                                     7.625%              2/15/2005     32,475      35,510
Vodafone AirTouch PLC                                     7.875%              2/15/2030      4,575       5,880

CONSUMER CYCLICAL (2.4%)
AOL Time Warner Inc.                                      5.625%               5/1/2005     29,225      31,061
AOL Time Warner Inc.                                      6.125%              4/15/2006        900         984
AOL Time Warner Inc.                                       6.15%               5/1/2007     17,500      19,427
AOL Time Warner Inc.                                       6.75%              4/15/2011      1,650       1,877
AOL Time Warner Inc.                                      7.625%              4/15/2031      4,700       5,385
Arvinmeritor Inc.                                          6.80%              2/15/2009      3,350       3,501
Auburn Hills Trust                                       12.375%               5/1/2020        670         995
CBS Corp.                                                  7.15%              5/20/2005      1,530       1,682
Cendant Corp.                                             6.875%              8/15/2006     12,560      14,029
Cendant Corp.                                              6.25%              1/15/2008      7,000       7,700
Cendant Corp.                                             7.375%              1/15/2013      4,300       5,045
Cendant Corp.                                             7.125%              3/15/2015        250         290
Chrysler Corp.                                             7.45%               3/1/2027      4,000       4,199
Cooper Tire & Rubber Co.                                   7.75%             12/15/2009      1,175       1,357
Costco Wholesale Corp.                                     5.50%              3/15/2007     11,950      13,144
DaimlerChrysler North America
  Holding Corp.                                            7.40%              1/20/2005      4,250       4,558
DaimlerChrysler North America
  Holding Corp.                                           7.375%              9/15/2006      1,750       1,966
DaimlerChrysler North America
  Holding Corp.                                            4.75%              1/15/2008     26,000      26,588
DaimlerChrysler North America
  Holding Corp.                                            4.05%               6/4/2008     10,000       9,870
DaimlerChrysler North America
  Holding Corp.                                            7.75%              1/18/2011      5,085       5,807
DaimlerChrysler North America
  Holding Corp.                                            7.30%              1/15/2012     10,000      11,263
DaimlerChrysler North America
  Holding Corp.                                            8.50%              1/18/2031     14,810      17,473
Dayton Hudson Corp.                                        6.75%               1/1/2028      1,000       1,157
Dayton Hudson Corp.                                        6.65%               8/1/2028      5,250       6,014
Delphi Corp.                                               6.55%              6/15/2006      1,700       1,831
The Walt Disney Co.                                        6.75%              3/30/2006        140         156
The Walt Disney Co.                                        5.50%             12/29/2006      2,925       3,192
The Walt Disney Co.                                       5.375%               6/1/2007     17,496      19,068
The Walt Disney Co.                                       6.375%               3/1/2012      3,000       3,406
The Walt Disney Co.                                        7.00%               3/1/2032        405         471
Federated Department Stores                                6.90%               4/1/2029      4,100       4,571
Ford Capital BV                                            9.50%               6/1/2010        600         686
Ford Motor Co.                                            6.375%               2/1/2029     17,750      14,602
Ford Motor Co.                                             7.45%              7/16/2031     13,325      12,349

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Ford Motor Co.                                             9.98%              2/15/2047      4,125       4,667
General Motors Corp.                                       7.20%              1/15/2011      5,000       5,078
General Motors Corp.                                       8.25%              7/15/2023      5,050       5,027
General Motors Corp.                                       6.75%               5/1/2028      3,050       2,622
General Motors Corp.                                      8.375%              7/15/2033     16,950      16,692
Harrahs Operating Co. Inc.                                7.125%               6/1/2007     15,325      17,215
Harrahs Operating Co. Inc.                                 7.50%              1/15/2009      2,335       2,733
Kohl's Corp.                                               6.00%              1/15/2033     10,000      10,778
Liberty Media Corp.                                        7.75%              7/15/2009      8,500       9,951
Liberty Media Corp.                                       7.875%              7/15/2009      3,000       3,541
Liberty Media Corp.                                        8.25%               2/1/2030      9,675      11,571
Lowe's Cos., Inc.                                          6.50%              3/15/2029      2,726       3,092
May Department Stores Co.                                 7.625%              8/15/2013        950       1,154
May Department Stores Co.                                  7.45%             10/15/2016      2,000       2,482
May Department Stores Co.                                  9.75%              2/15/2021        972       1,303
McDonald's Corp.                                           6.00%              4/15/2011      3,410       3,814
Pulte Homes Inc.                                          7.875%              6/15/2032     14,200      17,412
Sears Roebuck Acceptance Corp.                             7.00%              6/15/2007      7,350       8,240
Sears Roebuck Acceptance Corp.                             7.00%               2/1/2011      8,000       9,128
Sears Roebuck Acceptance Corp.                             6.70%              4/15/2012      2,000       2,265
Sears Roebuck Acceptance Corp.                             7.00%               6/1/2032      3,950       4,421
Target Corp.                                              3.375%               3/1/2008     13,500      13,839
Target Corp.                                               5.40%              10/1/2008      3,500       3,901
Target Corp.                                               7.00%              7/15/2031     18,510      22,226
Time Warner Entertainment                                 8.375%              3/15/2023      8,190      10,324
Time Warner Entertainment                                 8.375%              7/15/2033      1,685       2,197
Time Warner, Inc.                                          7.75%              6/15/2005      1,580       1,733
Time Warner, Inc.                                          8.18%              8/15/2007      2,000       2,366
Time Warner, Inc.                                         9.125%              1/15/2013      1,000       1,279
Time Warner, Inc.                                          7.57%               2/1/2024      1,500       1,692
Time Warner, Inc.                                         6.625%              5/15/2029      4,700       4,853
Toys R Us Inc.                                            7.625%               8/1/2011        250         273
Toys R Us Inc.                                            7.875%              4/15/2013      2,150       2,344
Toys R Us Inc.                                             8.75%               9/1/2021        775         868
Viacom Inc.                                                7.75%               6/1/2005     24,825      27,663
Viacom Inc.                                                6.40%              1/30/2006      4,150       4,607
Viacom Inc.                                                7.70%              7/30/2010      5,000       6,192
Viacom Inc.                                               6.625%              5/15/2011      1,215       1,435
Viacom Inc.                                               5.625%              8/15/2012      6,500       7,211
Viacom Inc.                                               7.875%              7/30/2030      5,835       7,658
Viacom Inc.                                                5.50%              5/15/2033      2,750       2,724
Visteon Corp.                                              7.95%               8/1/2005      1,325       1,416
Visteon Corp.                                              8.25%               8/1/2010      2,475       2,699
Wal-Mart Stores, Inc.                                      6.55%              8/10/2004        750         794
Wal-Mart Stores, Inc.                                     6.875%              8/10/2009         75          90
Wal-Mart Stores, Inc.                                      4.55%               5/1/2013      2,500       2,598
Wal-Mart Stores, Inc.                                      7.55%              2/15/2030     27,345      36,182
Wal-Mart Stores, Inc. Canada                               5.58%               5/1/2006(3)  42,200      46,338
Wendy's International, Inc.                                6.20%              6/15/2014      4,675       5,352

CONSUMER NONCYCLICAL (2.1%)
Abbott Laboratories                                       5.625%               7/1/2006     14,086      15,554

32

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Albertson's Inc.                                           8.00%               5/1/2031      1,500       1,795
Anheuser-Busch Cos., Inc.                                  7.10%              6/15/2007(1)   7,050       7,431
Anheuser-Busch Cos., Inc.                                  7.50%              3/15/2012      1,400       1,765
Anheuser-Busch Cos., Inc.                                 7.125%               7/1/2017      3,200       3,717
Anheuser-Busch Cos., Inc.                                 7.375%               7/1/2023        800         826
Anheuser-Busch Cos., Inc.                                  6.75%             12/15/2027      1,600       1,922
Anheuser-Busch Cos., Inc.                                  7.55%              10/1/2030      6,500       8,600
C.R. Bard, Inc.                                            6.70%              12/1/2026     10,900      12,221
Becton, Dickinson & Co.                                    4.55%              4/15/2013      2,500       2,594
Becton, Dickinson & Co.                                    4.90%              4/15/2018      3,975       4,167
Bottling Group PLC                                        4.625%             11/15/2012(3)  31,000      32,180
Bristol-Myers Squibb                                       5.75%              10/1/2011      7,550       8,397
Campbell Soup Co.                                          6.75%              2/15/2011      2,600       3,060
Cia. Brasil de Bebidas AmBev                              10.50%             12/15/2011      2,630       2,919
Coca-Cola Enterprises, Inc.                               6.125%              8/15/2011     15,700      18,039
Coca-Cola Enterprises, Inc.                                8.50%               2/1/2022      2,900       3,919
Coca-Cola Enterprises, Inc.                                6.95%             11/15/2026        170         204
Coca-Cola Enterprises, Inc.                                6.75%              9/15/2028      4,250       5,024
Conagra Foods, Inc.                                        7.50%              9/15/2005      4,000       4,487
Conagra Foods, Inc.                                       7.875%              9/15/2010      7,500       9,460
Conagra Foods, Inc.                                        8.25%              9/15/2030      2,200       2,968
Diageo PLC                                                 3.50%             11/19/2007     19,050      19,646
Diageo PLC                                                3.375%              3/20/2008     10,000      10,258
General Mills, Inc.                                       5.125%              2/15/2007     11,900      12,915
General Mills, Inc.                                        6.00%              2/15/2012         90         102
Grand Metropolitan Investment Corp.                        9.00%              8/15/2011      1,825       2,463
Grand Metropolitan Investment Corp.                        7.45%              4/15/2035        500         652
HCA Inc.                                                   6.95%               5/1/2012      8,250       8,792
Healthcare Services                                        7.75%              6/15/2011(3)  11,250      13,389
H.J. Heinz Co.                                            6.625%              7/15/2011      3,000       3,532
Imperial Tobacco                                          7.125%               4/1/2009      4,400       5,140
International Flavors & Fragrances                         6.45%              5/15/2006     12,400      13,739
Johnson & Johnson                                          3.80%              5/15/2013      2,650       2,635
Johnson & Johnson                                          4.95%              5/15/2033      3,300       3,226
Kellogg Co.                                                6.00%               4/1/2006     18,450      20,390
Kellogg Co.                                               2.875%               6/1/2008      3,000       2,978
Kellogg Co.                                                7.45%               4/1/2031      7,715       9,822
Kraft Foods Inc.                                          4.625%              11/1/2006     17,475      18,584
Kraft Foods Inc.                                          5.625%              11/1/2011      3,230       3,510
Kraft Foods Inc.                                           6.50%              11/1/2031     17,200      18,848
Kroger Co.                                                7.625%              9/15/2006      4,140       4,732
Kroger Co.                                                 7.65%              4/15/2007        750         855
Kroger Co.                                                 7.25%               6/1/2009      4,225       4,925
Kroger Co.                                                 7.70%               6/1/2029     10,625      12,720
Kroger Co.                                                 8.00%              9/15/2029        700         868
McKesson Corp.                                             7.75%               2/1/2012      1,810       2,199
Fred Meyer, Inc.                                          7.375%               3/1/2005     14,000      15,145
Merck & Co.                                                6.40%               3/1/2028      1,500       1,766
Newell Rubbermaid Inc.                                     4.00%               5/1/2010      3,500       3,569
Newell Rubbermaid Inc.                                     6.75%              3/15/2012      2,900       3,365
Pharmacia Corp.                                            5.75%              12/1/2005     16,115      17,627
Pharmacia Corp.                                            6.60%              12/1/2028      3,000       3,654

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Philip Morris Cos., Inc.                                   7.00%              7/15/2005      5,200       5,538
Philip Morris Cos., Inc.                                   7.65%               7/1/2008      3,325       3,741
Philip Morris Cos., Inc.                                   7.75%              1/15/2027      2,450       2,634
Procter & Gamble Co. ESOP                                  9.36%               1/1/2021     15,600      21,914
Quest Diagnostic Inc.                                      6.75%              7/12/2006      9,255      10,317
RJ Reynolds Tobacco Holdings Inc.                          6.50%               6/1/2007      3,975       3,935
RJ Reynolds Tobacco Holdings Inc.                          7.25%               6/1/2012        350         354
Safeway, Inc.                                              6.85%              9/15/2004     18,125      19,125
Safeway, Inc.                                              7.25%               2/1/2031      5,000       5,642
Sara Lee Corp.                                             1.95%              6/15/2006      1,500       1,498
Sara Lee Corp.                                             2.75%              6/15/2008     10,000       9,942
Sara Lee Corp.                                             6.25%              9/15/2011         10          12
Sara Lee Corp.                                            3.875%              6/15/2013      2,500       2,438
Sara Lee Corp.                                            6.125%              11/1/2032      8,625       9,450
Tenet Healthcare Corp.                                    6.375%              12/1/2011      3,475       3,284
Tenet Healthcare Corp.                                    6.875%             11/15/2031      5,075       4,517
Tyson Foods Inc.                                           7.25%              10/1/2006      3,500       3,909
Tyson Foods Inc.                                           8.25%              10/1/2011      3,500       4,161
Unilever Capital Corp.                                    6.875%              11/1/2005      2,159       2,404
UnitedHealth Group Inc.                                    5.20%              1/17/2007      9,550      10,255
UnitedHealth Group Inc.                                   4.875%               4/1/2013      1,000       1,045
Wellpoint Health Network                                  6.375%              1/15/2012     12,140      13,895
Wyeth                                                     4.125%               3/1/2008     12,495      13,015
Wyeth                                                      5.25%              3/15/2013      8,425       8,909

ENERGY (1.5%)
Alberta Energy Co. Ltd.                                   7.375%              11/1/2031      7,100       8,920
Amerada Hess Corp.                                         7.30%              8/15/2031      7,100       8,221
Amerada Hess Corp.                                        7.125%              3/15/2033     13,000      14,884
Amoco Canada Petroleum Co.                                 6.75%              2/15/2005        145         158
Anadarko Finance Co.                                       7.50%               5/1/2031      4,450       5,638
Anadarko Petroleum Corp.                                   3.25%               5/1/2008      2,000       2,014
Apache Corp.                                               6.25%              4/15/2012      1,200       1,395
Ashland Inc.                                               6.86%               5/1/2009        875         919
BP Amoco PLC                                               5.90%              4/15/2009      4,009       4,603
BP Capital Markets PLC                                     2.35%              6/15/2006      1,250       1,266
Burlington Resources Inc.                                  7.40%              12/1/2031      4,525       5,733
CNOOC Finance                                             6.375%               3/8/2012(3)   6,100       7,039
Canadian Natural Resources                                 7.20%              1/15/2032      1,800       2,227
ChevronTexaco Capital Co.                                  3.50%              9/17/2007      2,000       2,074
Conoco Funding Co.                                         5.45%             10/15/2006      4,000       4,415
Conoco Funding Co.                                         6.35%             10/15/2011      6,535       7,618
Conoco Inc.                                                6.35%              4/15/2009         75          87
Devon Financing Corp.                                     6.875%              9/30/2011      2,010       2,361
Devon Financing Corp.                                     7.875%              9/30/2031      7,775       9,904
Kerr McGee Corp.                                          7.875%              9/15/2031      2,750       3,396
LG Caltex Oil Corp.                                        7.75%              7/25/2011(3)   9,600      11,142
Marathon Oil Corp.                                        5.375%               6/1/2007      8,250       8,969
Marathon Oil Corp.                                        6.125%              3/15/2012      6,470       7,239
Marathon Oil Corp.                                         6.80%              3/15/2032      3,525       3,937
Norsk Hydro                                                7.15%              1/15/2029      3,750       4,602
Occidental Petroleum                                       7.20%               4/1/2028      5,350       6,443

34

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
PF Export Receivables Master Trust                         6.60%              12/1/2011(1)(3) 17,500    19,854
PanCanadian Energy Corp.                                   7.20%              11/1/2031     14,025      16,837
Pemex Project Funding Master Trust                        7.875%               2/1/2009     18,430      21,010
Pemex Project Funding Master Trust                        7.375%             12/15/2014      8,700       9,469
Pemex Project Funding Master Trust                        7.375%             12/15/2014(3)     950       1,034
Pemex Project Funding Master Trust                        8.625%               2/1/2022      5,470       6,230
Petro-Canada                                               4.00%              7/15/2013      2,400       2,330
Petroleos Mexicanos                                        6.50%               2/1/2005     19,800      21,057
Petroliam Nasional Bhd.                                   7.625%             10/15/2026(3)   9,325      10,702
Petronas Capital Ltd.                                     7.875%              5/22/2022(3)  10,550      12,505
Phillips Petroleum Co.                                     8.50%              5/25/2005     36,350      41,049
Phillips Petroleum Co.                                     8.75%              5/25/2010      1,250       1,605
Schlumberger Technology Corp.                              6.50%              4/15/2012(3)  14,500      16,686
Suncor Energy Inc.                                         7.15%               2/1/2032     11,875      13,939
Texaco Capital Corp.                                       8.25%              10/1/2006      2,800       3,325
Texaco Capital Corp.                                       5.50%              1/15/2009        120         135
Texaco Capital Corp.                                      8.875%               9/1/2021        130         185
Texaco Capital Corp.                                      8.625%               4/1/2032      1,575       2,345
Texaco Capital Corp.                                       7.50%               3/1/2043        850       1,085
Tosco Corp.                                                7.25%               1/1/2007      1,500       1,706
Tosco Corp.                                                7.80%               1/1/2027      1,650       2,104
Tosco Corp.                                               8.125%              2/15/2030     22,500      30,133
Transocean Sedco Forex Inc.                               6.625%              4/15/2011      4,000       4,606
Transocean Sedco Forex Inc.                                7.50%              4/15/2031      3,000       3,692
Union Oil of California                                    5.05%              10/1/2012      1,850       1,898
Valero Energy Corp.                                       6.125%              4/15/2007      8,000       8,774
Valero Energy Corp.                                       6.875%              4/15/2012      2,075       2,369

TECHNOLOGY (0.6%)
Applied Materials, Inc.                                    8.00%               9/1/2004      1,625       1,740
Avnet Inc.                                                 9.75%              2/15/2008      4,640       5,220
Computer Associates International                         6.375%              4/15/2005      1,700       1,798
Computer Sciences Corp.                                    6.75%              6/15/2006      6,775       7,626
Computer Sciences Corp.                                    3.50%              4/15/2008      1,000       1,023
Computer Sciences Corp.                                    5.00%              2/15/2013      5,600       5,892
Eastman Kodak Co.                                         3.625%              5/15/2008      1,750       1,754
Electronic Data Systems                                    6.00%               8/1/2013(3)   2,250       2,194
First Data Corp.                                           4.70%              11/1/2006     11,850      12,867
First Data Corp.                                          6.375%             12/15/2007      3,000       3,468
First Data Corp.                                          5.625%              11/1/2011     22,000      24,625
Hewlett-Packard Co.                                        7.15%              6/15/2005     11,640      12,841
Hewlett-Packard Co.                                        5.75%             12/15/2006      6,000       6,633
Hewlett-Packard Co.                                       3.625%              3/15/2008     17,000      17,442
International Business Machines Corp.                     4.875%              10/1/2006      4,500       4,882
International Business Machines Corp.                      6.45%               8/1/2007      2,500       2,871
International Business Machines Corp.                      7.50%              6/15/2013      4,000       5,061
International Business Machines Corp.                      7.00%             10/30/2025        820         986
International Business Machines Corp.                      6.50%              1/15/2028      1,800       2,071
International Business Machines Corp.                     5.875%             11/29/2032      2,000       2,143
International Business Machines Corp.                     7.125%              12/1/2096     16,285      19,967
Motorola Inc.                                             7.625%             11/15/2010     11,000      12,815
Motorola Inc.                                              8.00%              11/1/2011      1,750       2,065

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Motorola Inc.                                              7.50%              5/15/2025      4,300       4,709
Motorola Inc.                                              6.50%             11/15/2028      2,000       2,070
Texas Instruments Inc.                                    6.125%               2/1/2006      6,200       6,657

TRANSPORTATION (0.9%)
American Airlines Inc.
  Pass-Through Certificates                               6.855%              4/15/2009      7,177       6,746
American Airlines Inc.
  Pass-Through Certificates                               7.024%             10/15/2009      5,425       5,100
American Airlines Inc.
  Pass-Through Certificates                               6.817%              5/23/2011      4,000       3,360
Burlington Northern Santa Fe Corp.                         9.25%              10/1/2006      2,750       3,267
Burlington Northern Santa Fe Corp.                        7.875%              4/15/2007      2,500       2,935
Burlington Northern Santa Fe Corp.                         6.75%              7/15/2011      3,395       3,947
Burlington Northern Santa Fe Corp.                         8.75%              2/25/2022      2,250       2,964
Burlington Northern Santa Fe Corp.                         7.00%             12/15/2025      9,350      10,792
Burlington Northern Santa Fe Corp.                        7.082%              5/13/2029      3,805       4,432
Burlington Northern Santa Fe Corp.                         6.53%              7/15/2037        850         940
Burlington Northern Santa Fe Corp.                         7.25%               8/1/2097      4,100       4,742
CSX Corp.                                                  9.00%              8/15/2006      2,550       3,035
Canadian National Railway Co.                              6.80%              7/15/2018     13,375      16,709
Canadian Pacific Rail                                      6.25%             10/15/2011     12,275      14,037
Canadian Pacific Rail                                     7.125%             10/15/2031        475         581
Conrail Corp.                                              9.75%              6/15/2020      1,200       1,656
Continental Airlines, Inc.
  (Equipment Trust Certificates)                          6.648%              9/15/2017      9,225       8,717
Continental Airlines, Inc.
  Pass-Through Certificates                               6.563%              2/15/2012      3,000       3,150
Delta Air Lines, Inc.
  Pass-Through Certificates                               7.111%              9/18/2011     17,450      17,537
ERAC USA Finance Co.                                       7.35%              6/15/2008(3)  16,925      19,674
Hertz Corp.                                                7.40%               3/1/2011     22,775      23,103
Hertz Corp.                                               7.625%               6/1/2012      5,415       5,542
Norfolk Southern Corp.                                    8.375%              5/15/2005      3,800       4,249
Norfolk Southern Corp.                                     7.70%              5/15/2017      6,650       8,499
Norfolk Southern Corp.                                     7.25%              2/15/2031        225         269
Norfolk Southern Corp.                                     7.90%              5/15/2097      1,425       1,773
NorthWest Airlines, Inc.
  Pass-Through Certificates                               6.841%               4/1/2011      8,425       8,341
Southwest Airlines Co.                                     6.50%               3/1/2012      8,500       9,526
Union Pacific Corp.                                        7.60%               5/1/2005      1,200       1,321
Union Pacific Corp.                                        7.25%              11/1/2008      2,200       2,613
Union Pacific Corp.                                        6.65%              1/15/2011      5,700       6,624
Union Pacific Corp.                                        6.50%              4/15/2012         75          87
Union Pacific Corp.                                        7.00%               2/1/2016        950       1,148
Union Pacific Corp.                                       7.125%               2/1/2028      1,000       1,195
United Air Lines                                          7.032%              10/1/2010     35,007      29,756
United Air Lines                                          7.186%               4/1/2011        196         167

OTHER (0.1%)
Black & Decker Corp.                                      7.125%               6/1/2011        500         591
Steelcase Inc.                                            6.375%             11/15/2006     14,875      15,924
                                                                                                   -----------
                                                                                                     3,490,921
                                                                                                   -----------

36

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
UTILITIES (2.7%)
  ELECTRIC (2.0%)
  AEP Texas Central Co.                                    5.50%              2/15/2013(3)   2,600       2,763
  AEP Texas Central Co.                                    6.65%              2/15/2033(3)   2,750       3,010
  Alabama Power                                            4.70%              12/1/2010      7,925       8,290
  Alabama Power                                            5.50%             10/15/2017     18,125      19,957
  American Electric Power                                 6.125%              5/15/2006      8,350       9,105
  Arizona Public Service Co.                               4.65%              5/15/2015      2,750       2,755
  Arizona Public Service Co.                               7.25%               8/1/2023      1,450       1,489
  Cincinnati Gas & Electric Co.                            6.45%              2/15/2004      2,000       2,053
  Cincinnati Gas & Electric Co.                            5.70%              9/15/2012      2,550       2,798
  Commonwealth Edison                                      3.70%               2/1/2008      1,150       1,189
  Commonwealth Edison                                      6.15%              3/15/2012      6,500       7,380
  Commonwealth Edison                                      4.70%              4/15/2015      2,750       2,835
  Consolidated Edison Inc.                                6.625%             12/15/2005     51,475      57,456
  Constellation Energy Group Inc.                         6.125%               9/1/2009      6,500       7,366
  Constellation Energy Group Inc.                          7.00%               4/1/2012      2,075       2,417
  Constellation Energy Group Inc.                          7.60%               4/1/2032      7,400       8,935
  Consumers Energy Co.                                     4.25%              4/15/2008(3)   3,650       3,765
  Consumers Energy Co.                                    5.375%              4/15/2013(3)   3,650       3,830
  Corporacion Andina de Fomento                            5.20%              5/21/2013      1,050       1,068
  DPL Inc.                                                 8.25%               3/1/2007      2,550       2,922
  DPL Inc.                                                6.875%               9/1/2011      2,100       2,290
  Detroit Edison Co.                                       7.50%               2/1/2005      7,000       7,637
  Detroit Edison Co.                                      6.125%              10/1/2010      2,000       2,268
  Detroit Edison Co.                                       5.20%             10/15/2012      5,000       5,469
  Detroit Edison Co.                                       6.35%             10/15/2032      3,075       3,519
  Dominion Resources Capital Trust III                     8.40%              1/15/2031      4,075       5,190
  Duke Capital Corp.                                       6.75%              2/15/2032      4,650       4,729
  Duke Energy Corp.                                        3.75%               3/5/2008(3)   2,500       2,586
  Duke Energy Corp.                                        6.25%              1/15/2012      2,500       2,792
  Duke Energy Corp.                                        6.45%             10/15/2032      1,100       1,189
  Energy East Corp.                                        6.75%              6/15/2012      6,000       6,876
  Entergy Gulf States, Inc.                                3.60%               6/1/2008(3)   3,250       3,232
  Entergy Gulf States, Inc.                                6.20%               7/1/2033(3)   3,500       3,386
  FPL Group Capital Inc.                                   3.25%              4/11/2006      2,470       2,528
  FPL Group Capital Inc.                                  7.625%              9/15/2006      5,000       5,740
  Firstenergy Corp.                                        5.50%             11/15/2006      7,650       8,197
  Firstenergy Corp.                                        6.45%             11/15/2011      1,515       1,660
  Firstenergy Corp.                                       7.375%             11/15/2031      9,445      10,621
  Florida Power & Light                                   6.875%              12/1/2005     19,000      21,240
  Florida Power & Light                                   5.625%               4/1/2034      1,500       1,558
  Georgia Power Co.                                       5.125%             11/15/2012      6,675       7,165
  HQI Transelec Chile SA                                  7.875%              4/15/2011     21,175      24,569
  Israel Electric Corp. Ltd.                               8.10%             12/15/2096(3)   4,100       3,565
  Korea Electric Power                                     4.25%              9/12/2007(3)  12,175      12,563
  MidAmerican Energy Co.                                  5.125%              1/15/2013      6,000       6,345
  MidAmerican Energy Co.                                   6.75%             12/30/2031     15,850      18,142
  National Rural Utilities
    Cooperative Finance Corp.                              6.50%               3/1/2007      5,775       6,497
  National Rural Utilities
    Cooperative Finance Corp.                              6.20%               2/1/2008      1,200       1,369

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  National Rural Utilities
    Cooperative Finance Corp.                              5.75%              12/1/2008      3,500       3,863
  National Rural Utilities
    Cooperative Finance Corp.                              5.75%              8/28/2009      4,250       4,730
  National Rural Utilities
    Cooperative Finance Corp.                              7.25%               3/1/2012     10,500      12,601
  National Rural Utilities
    Cooperative Finance Corp.                              8.00%               3/1/2032      3,400       4,453
  NiSource Finance Corp.                                  7.875%             11/15/2010      3,500       4,125
  Northern States Power Co.                               7.125%               7/1/2025      5,000       5,768
  Oncor Electric Delivery                                 6.375%              1/15/2015(3)   5,075       5,738
  Oncor Electric Delivery                                  7.25%              1/15/2033(3)   6,525       7,702
  PECO Energy Co.                                          5.95%              11/1/2011      4,600       5,223
  PPL Energy Supply LLC                                    6.40%              11/1/2011         25          28
  PSEG Power Corp.                                        6.875%              4/15/2006     13,875      15,390
  PSEG Power Corp.                                         7.75%              4/16/2007(3)   3,475       3,736
  PSEG Power Corp.                                         7.75%              4/15/2011      1,650       1,959
  PSEG Power Corp.                                         6.95%               6/1/2012      1,100       1,263
  PSEG Power Corp.                                        8.625%              4/15/2031      2,125       2,730
  PacifiCorp                                               6.90%             11/15/2011     20,225      24,311
  PacifiCorp                                               7.70%             11/15/2031      4,000       5,107
  Pennsylvania Power & Light Co.                           6.50%               4/1/2005        135         146
  Pepco Holdings Inc.                                      6.45%              8/15/2012      2,525       2,853
  Progress Energy Inc.                                     6.05%              4/15/2007      1,770       1,951
  Progress Energy Inc.                                     5.85%             10/30/2008      1,000       1,110
  Progress Energy Inc.                                     7.10%               3/1/2011      7,540       8,782
  Progress Energy Inc.                                     7.00%             10/30/2031      6,000       6,666
  Public Service Electric & Gas Co.                        6.50%               5/1/2004        170         177
  SCANA Corp.                                              6.25%               2/1/2012      7,400       8,375
  South Carolina Electric & Gas Co.                       6.625%               2/1/2032      4,000       4,745
  Southwestern Electric Power                              4.50%               7/1/2005     15,425      16,103
  Tenaga Nasional                                          7.50%              1/15/2096(3)  13,225      11,446
  Union Electric Power Co.                                 6.75%               5/1/2008         40          47
  Virginia Electric & Power Co.                           5.375%               2/1/2007     13,000      14,232
  Virginia Electric & Power Co.                            6.75%              10/1/2023     16,825      16,794

  NATURAL GAS (0.6%)
  Columbia Energy Group                                    7.62%             11/28/2025      4,451       4,891
  Consolidated Natural Gas                                5.375%              11/1/2006     19,275      21,040
  Consolidated Natural Gas                                 6.25%              11/1/2011      5,400       6,179
  Duke Energy Field Services                               7.50%              8/16/2005     11,105      12,123
  Duke Energy Field Services                              7.875%              8/16/2010      9,100      10,728
  Duke Energy Field Services                              8.125%              8/16/2030      1,050       1,311
  Enron Corp.                                            7.625%*              9/10/2004      2,000         385
  Enron Corp.                                            6.625%*             11/15/2005      1,375         265
  Enron Corp.                                            7.125%*              5/15/2007      8,646       1,664
  Enron Corp.                                            6.875%*             10/15/2007      8,500       1,636
  Enron Corp.                                             6.75%*               8/1/2009      6,445       1,241
  Enterprise Products                                      8.25%              3/15/2005      17,900     19,680
  HNG Internorth                                         9.625%*              3/15/2006      4,680         901
  Keyspan Corp.                                            7.25%             11/15/2005     17,460      19,565

38

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Kinder Morgan Inc.                                       6.50%               9/1/2012     10,200      11,651
  Sempra Energy                                            6.95%              12/1/2005     27,500      30,579
  Southern Union Co.                                       7.60%               2/1/2024      1,000       1,009
  Texas Gas Transmission Corp.                             4.60%               6/1/2015(3)   4,000       3,935
  Trans-Canada Pipelines                                   4.00%              6/15/2013      1,750       1,706
  Yosemite Security Trust                                 8.25%*             11/15/2004(3)  31,685       8,238

  OTHER (0.1%)
  Hydro-Quebec                                             6.30%              5/11/2011      7,500       8,846
  Ontario Hydro Electric                                   7.45%              3/31/2013      3,400       4,370
                                                                                                   -----------
                                                                                                       708,402
                                                                                                   -----------
--------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $9,683,846)                                                                                 10,346,234
--------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(2.0%)
--------------------------------------------------------------------------------------------------------------
Federation of Malaysia                                     8.75%               6/1/2009      5,000       6,364
Federation of Malaysia                                     7.50%              7/15/2011      1,800       2,188
Province of British Columbia                              4.625%              10/3/2006      5,000       5,408
Province of Manitoba                                      6.125%              1/19/2004      7,000       7,179
Province of Manitoba                                       4.25%             11/20/2006      4,500       4,816
Province of New Brunswick                                  3.50%             10/23/2007     19,000      19,766
Province of New Brunswick                                  6.75%              8/15/2013        210         261
Province of Newfoundland                                   9.00%               6/1/2019      1,400       1,999
Province of Newfoundland                                   7.32%             10/13/2023      7,650       9,877
Province of Ontario                                        5.50%              10/1/2008     29,000      32,784
Province of Ontario                                       5.125%              7/17/2012      7,500       8,315
Province of Quebec                                         7.00%              1/30/2007      8,000       9,260
Province of Quebec                                         5.75%              2/15/2009      9,262      10,535
Province of Quebec                                         5.00%              7/17/2009     24,000      26,346
Province of Quebec                                        6.125%              1/22/2011      5,000       5,828
Province of Quebec                                        7.125%               2/9/2024      1,030       1,293
Province of Quebec                                         7.50%              9/15/2029      5,810       7,734
Province of Saskatchewan                                  6.625%              7/15/2003     13,800      13,825
Province of Saskatchewan                                   8.00%              7/15/2004     15,800      16,671
Province of Saskatchewan                                  7.125%              3/15/2008      1,200       1,430
Province of Saskatchewan                                  7.375%              7/15/2013      1,400       1,814
Region of Lombardy                                        5.804%             10/25/2032      3,500       3,763
Republic of Chile                                         5.625%              7/23/2007     22,395      24,315
Republic of Chile                                         7.125%              1/11/2012      3,500       4,069
Republic of El Salvador                                    8.25%              4/10/2032(3)   6,625       6,459
Republic of Finland                                       7.875%              7/28/2004      9,300       9,969
Republic of Italy                                         4.375%             10/25/2006     32,900      35,478
Republic of Italy                                         3.625%              9/14/2007     30,750      32,320
Republic of Italy                                         5.625%              6/15/2012     28,500      32,810
Republic of Italy                                         4.375%              6/15/2013      7,300       7,657
Republic of Italy                                         6.875%              9/27/2023      3,775       4,813
Republic of Italy                                         5.375%              6/15/2033      7,800       8,294
Republic of Korea                                         8.875%              4/15/2008      2,000       2,492
Republic of Korea                                          4.25%               6/1/2013      1,750       1,700
Republic of Portugal                                       5.75%              10/8/2003     19,175      19,407
Republic of South Africa                                  7.375%              4/25/2012     15,175      17,375
State of Israel                                           4.625%              6/15/2013      1,800       1,765
United Mexican States                                     9.875%              1/15/2007      5,150       6,327

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
TOTAL BOND MARKET INDEX FUND                              COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
United Mexican States                                     8.625%              3/12/2008      8,200       9,820
United Mexican States                                     4.625%              10/8/2008      7,825       7,982
United Mexican States                                    10.375%              2/17/2009     18,500      23,958
United Mexican States                                     8.375%              1/14/2011      9,817      11,756
United Mexican States                                      7.50%              1/14/2012     10,000      11,435
United Mexican States                                     6.375%              1/16/2013      4,975       5,274
United Mexican States                                    11.375%              9/15/2016      5,000       7,300
United Mexican States                                      8.30%              8/15/2031     18,250      21,079
United Mexican States                                      7.50%               4/8/2033      3,500       3,710
--------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $483,507)                                                                                      515,020
--------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.1%)
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                    1.15-1.16%               7/1/2003    585,895     585,895
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                 1.16%               7/1/2003    743,556     743,556
--------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $1,329,451)                                                                                  1,329,451
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.9%)
  (Cost $25,727,404)                                                                                27,134,849
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.9%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                  753,292
Payable for Investment Securities Purchased                                                          (991,656)
Security Lending Collateral Payable to Brokers--Note E                                               (585,895)
Other Liabilities                                                                                    (186,541)
                                                                                                   -----------
                                                                                                   (1,010,800)
                                                                                                   -----------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                 $26,124,049
==============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)After giving effect to total return swap contracts, the fund's investments in government mortgage-backed and asset-backed/commercial mortgage-backed securities represent 33.0% and 8.4%, respectively, of net assets. See Note C in Notes to Financial Statements.
(3)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the aggregate value of these securities was $930,634,000, representing 3.6% of net assets.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                     $24,886,554
Overdistributed Net Investment Income                                   (12,478)
Accumulated Net Realized Losses                                        (168,458)
Unrealized Appreciation
  Investment Securities                                               1,407,445
  Swap Contracts                                                         10,986
--------------------------------------------------------------------------------
NET ASSETS                                                          $26,124,049
================================================================================

Investor Shares--Net Assets
Applicable to 1,698,964,830 outstanding $.001
  par value shares of beneficial interest (unlimited authorization) $17,874,248
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $10.52
================================================================================

Admiral Shares--Net Assets
Applicable to 192,016,285 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,020,140
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $10.52
================================================================================

Institutional Shares--Net Assets
Applicable to 592,135,344 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $6,229,661
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $10.52
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (54.4%)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (29.1%)
U.S. Treasury Bond                                        13.75%              8/15/2004      7,775       8,881
U.S. Treasury Bond                                        10.00%              5/15/2010      1,150       1,331
U.S. Treasury Bond                                       10.375%             11/15/2012     25,000      33,399
U.S. Treasury Note                                         7.25%              8/15/2004      9,725      10,398
U.S. Treasury Note                                        2.125%              8/31/2004     76,975      77,901
U.S. Treasury Note                                        5.875%             11/15/2004     10,700      11,390
U.S. Treasury Note                                        7.875%             11/15/2004    169,570     185,070
U.S. Treasury Note                                         1.75%             12/31/2004    166,975     168,409
U.S. Treasury Note                                        1.625%              1/31/2005     17,525      17,643
U.S. Treasury Note                                        1.625%              3/31/2005     91,825      92,442
U.S. Treasury Note                                        1.625%              4/30/2005     25,000      25,168
U.S. Treasury Note                                         1.25%              5/31/2005     66,875      66,844
U.S. Treasury Note                                        6.875%              5/15/2006      1,625       1,863
U.S. Treasury Note                                         7.00%              7/15/2006     57,850      66,853
U.S. Treasury Note                                         6.50%             10/15/2006     64,310      73,896
U.S. Treasury Note                                        6.625%              5/15/2007     80,425      94,097
U.S. Treasury Note                                        5.625%              5/15/2008    158,200     181,411
                                                                                                   -----------
                                                                                                     1,116,996
                                                                                                   -----------
AGENCY BONDS AND NOTES (25.3%)
Federal Farm Credit Bank                                   4.80%              11/6/2003     10,000      10,130
Federal Home Loan Bank                                    5.375%               1/5/2004      1,825       1,865
Federal Home Loan Bank                                    4.875%              4/16/2004      1,100       1,133
Federal Home Loan Bank                                    3.375%              6/15/2004     44,575      45,580
Federal Home Loan Bank                                     7.31%              6/16/2004      1,250       1,325
Federal Home Loan Bank                                    4.125%              1/14/2005     20,000      20,861
Federal Home Loan Bank                                    4.625%              4/15/2005     20,000      21,166
Federal Home Loan Bank                                    5.125%               3/6/2006    135,575     147,504
Federal Home Loan Mortgage Corp.                           5.00%              1/15/2004     15,500      15,831
Federal Home Loan Mortgage Corp.                           5.25%              2/15/2004      6,650       6,824
Federal Home Loan Mortgage Corp.                           5.00%              5/15/2004     21,075      21,808
Federal Home Loan Mortgage Corp.                           6.25%              7/15/2004     52,500      55,309
Federal Home Loan Mortgage Corp.                           3.25%             11/15/2004     10,000      10,283
Federal Home Loan Mortgage Corp.                          6.875%              1/15/2005      7,675       8,326
Federal Home Loan Mortgage Corp.                           7.00%              7/15/2005     44,350      49,290
Federal Home Loan Mortgage Corp.                           5.50%              7/15/2006     86,800      95,930
Federal Home Loan Mortgage Corp.                           5.75%              4/15/2008     16,500      18,827
Federal National Mortgage Assn.                           5.125%              2/13/2004        489         501
Federal National Mortgage Assn.                           5.625%              5/14/2004      6,080       6,323
Federal National Mortgage Assn.                            6.50%              8/15/2004    107,215     113,607
Federal National Mortgage Assn.                           7.125%              2/15/2005     45,350      49,571
Federal National Mortgage Assn.                            7.00%              7/15/2005    161,925     179,960
Federal National Mortgage Assn.                            5.50%              2/15/2006     22,000      24,129
Federal National Mortgage Assn.                            5.00%              1/15/2007      1,125       1,237
Federal National Mortgage Assn.                           7.125%              3/15/2007     25,150      29,593
Federal National Mortgage Assn.                           6.625%             10/15/2007      5,500       6,435
Federal National Mortgage Assn.                            6.00%              5/15/2008     26,075      30,058
                                                                                                   -----------
                                                                                                       973,406
                                                                                                   -----------
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $2,056,430)                                                                                  2,090,402
--------------------------------------------------------------------------------------------------------------

42

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (41.9%)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (4.2%)
American Express Credit Card Master Trust                  1.69%              1/15/2009(1)   6,000       5,946
Bank of America Mortgage Securities                       4.654%              6/25/2032(1)     548         558
Bank One Issuance Trust                                    2.94%             10/23/2005(1)   5,000       5,127
CIT RV Trust                                               5.96%              4/15/2011(1)     452         452
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust PG&E-1                   6.42%              9/25/2008(1)   7,400       8,015
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust SCE-1                    6.38%              9/25/2008(1)  10,500      11,409
California Infrastructure & Econ.
  Dev. Bank Special Purpose Trust SDG&E                    6.31%              9/25/2008(1)   1,000       1,085
Capital Auto Receivables Asset Trust                       4.16%              7/16/2007(1)   1,400       1,455
Capital Auto Receivables Asset Trust                       4.50%             10/15/2007(1)   5,000       5,259
Capital Auto Receivables Asset Trust                       2.64%              3/17/2008(1)   4,100       4,197
Capital One Auto Finance Trust                             4.88%              9/15/2008(1)   1,575       1,668
Centex Home Equity Loan Trust                              4.64%              8/25/2026(1)     750         770
Chase Manhattan Auto Owner Trust                           4.24%              9/15/2008(1)   3,450       3,615
Citibank Credit Card Master Trust                          5.30%               1/9/2006(1)     400         408
Citibank Credit Card Master Trust                          5.50%              2/15/2006(1)   1,000       1,026
Citibank Credit Card Master Trust                          4.95%               2/9/2009(1)  10,000      10,812
Countrywide Home Loans                                    4.633%              9/19/2032(1)     969         985
Countrywide Home Loans                                    4.197%              5/25/2033(1)   3,395       3,436
DaimlerChrysler Auto Trust                                 3.09%               1/8/2008(1)  19,000      19,439
First USA Credit Card Master Trust                         5.28%              9/18/2006(1)     245         250
Fleet Credit Card Master Trust                             2.40%              7/15/2008(1)   8,300       8,427
Ford Credit Auto Owner Trust                               7.40%              4/15/2005(1)   1,450       1,468
Ford Credit Auto Owner Trust                               3.62%              1/15/2006(1)   1,790       1,809
Ford Credit Auto Owner Trust                               4.36%              8/15/2006(1)   2,300       2,402
Ford Credit Auto Owner Trust                               3.13%             11/15/2006(1)   1,050       1,076
Harley-Davidson Motorcycle Trust                           4.50%              1/15/2010(1)   2,500       2,698
Honda Auto Receivables Owner Trust                         2.19%              9/15/2006(1)   2,800       2,834
Hyundai Auto Receivables Trust                             2.80%              2/15/2007(1)(2) 1,900      1,924
MBNA Master Credit Card Trust                              5.80%             12/15/2005(1)     300         300
MBNA Master Credit Card Trust                              5.75%             11/15/2008(1)   2,350       2,579
Marshall & Ilsley Auto Loan Trust                          2.49%             10/22/2007(1)   4,800       4,863
Marshall & Ilsley Auto Loan Trust                          3.04%             10/20/2008(1)   1,000       1,019
Nissan Auto Receivables                                    4.60%              9/15/2005(1)   5,000       5,260
PECO Energy Transition Trust                               5.80%               3/1/2007(1)   2,220       2,329
PECO Energy Transition Trust                               6.05%               3/1/2009(1)   9,000      10,050
PP&L Transition Bond Co. LLC                               6.96%             12/26/2005(1)   1,000       1,110
Residential Asset Securities Corp.                        4.988%              2/25/2027(1)   3,800       3,932
Toyota Auto Receivables Owner Trust                        2.65%             11/15/2006(1)   2,800       2,848
Toyota Auto Receivables Owner Trust                        4.00%              7/15/2008(1)     950         989
USAA Auto Owner Trust                                      2.41%             10/16/2006(1)   4,100       4,151
USAA Auto Owner Trust                                      2.93%              7/16/2007(1)     400         407
Volkswagen Auto Lease Trust                                2.36%             12/20/2005(1)   3,150       3,187
WFS Financial Owner Trust                                  4.50%              2/20/2010(1)   1,550       1,633
Washington Mutual Mortgage
  Pass-Through Certificate                                5.435%              2/25/2032(1)   1,058       1,078

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
Washington Mutual Mortgage
  Pass-Through Certificate                                 5.55%              3/25/2032(1)   1,110       1,129
Washington Mutual Mortgage
  Pass-Through Certificate                                5.554%              4/25/2032(1)   2,378       2,413
World Omni Master Owner Trust                              3.79%             11/20/2005(1)   1,169       1,185
                                                                                                   -----------
                                                                                                       159,012
                                                                                                   -----------
FINANCE (21.9%)
  BANKING (10.3%)
  ABN AMRO Bank NV                                         7.25%              5/31/2005      1,200       1,325
  ABN AMRO Bank NV                                         7.55%              6/28/2006      1,010       1,163
  ABN AMRO Bank NV                                        7.125%              6/18/2007      2,500       2,916
  Asian Development Bank                                  4.875%               2/5/2007     11,000      12,104
  Associates Corp.                                         7.75%              2/15/2005      4,300       4,704
  BBVA-Bancomer Capital Trust I                           10.50%              2/16/2011(2)   4,250       4,887
  BCH Cayman Islands Ltd.                                  6.50%              2/15/2006      2,500       2,761
  BCH Cayman Islands Ltd.                                  7.70%              7/15/2006      1,030       1,180
  Bank of America Corp.                                    8.50%              1/15/2007      2,350       2,828
  Bank of America Corp.                                    5.25%               2/1/2007      2,000       2,195
  Bank of America Corp.                                   6.625%               8/1/2007      4,210       4,806
  Bank of New York                                         3.75%              2/15/2008      3,250       3,382
  Bank One Corp.                                          7.625%               8/1/2005     10,170      11,401
  Bank One Corp.                                           5.50%              3/26/2007      2,500       2,750
  Bank One Corp.                                           7.60%               5/1/2007      2,000       2,339
  Bank One Corp.                                          4.125%               9/1/2007      4,500       4,771
  Bank One Corp.                                           3.70%              1/15/2008      1,000       1,041
  BankAmerica Corp.                                       6.625%              6/15/2004        800         841
  BankAmerica Corp.                                       7.625%              6/15/2004        870         917
  BankAmerica Corp.                                        6.20%              2/15/2006      1,600       1,778
  BankAmerica Corp.                                       7.125%               5/1/2006      3,700       4,163
  Bankers Trust Corp.                                     7.125%              3/15/2006      1,500       1,673
  The Chase Manhattan Corp.                                6.00%              11/1/2005      1,610       1,754
  The Chase Manhattan Corp.                               7.125%               2/1/2007      2,150       2,459
  Citicorp                                                7.625%               5/1/2005      7,500       8,314
  Citigroup Inc.                                           5.80%              3/15/2004        340         350
  Citigroup Inc.                                          4.125%              6/30/2005      8,725       9,167
  Commercial Credit Corp.                                 7.875%              7/15/2004      2,000       2,133
  CoreStates Capital Corp.                                6.625%              3/15/2005      2,400       2,603
  Credit Suisse First Boston USA Inc.                      5.75%              4/15/2007      5,075       5,619
  Credit Suisse First Boston USA Inc.                     4.625%              1/15/2008      2,500       2,675
  Deutsche Ausgleichsbank                                  7.00%              6/23/2005      6,000       6,592
  Deutsche Bank Financial Inc.                             6.70%             12/13/2006        675         763
  Donaldson Lufkin & Jenrette, Inc.                        8.00%               3/1/2005      2,500       2,760
  European Bank for
    Reconstruction & Development                          5.375%              6/15/2006      2,000       2,206
  European Investment Bank                                 4.00%              3/15/2005     26,000      27,220
  European Investment Bank                                4.875%               9/6/2006      5,000       5,454
  European Investment Bank                                4.625%               3/1/2007      4,000       4,366
  First Union Corp.                                       6.625%              7/15/2005      6,000       6,597
  First Union Corp.                                        7.80%              9/16/2006      1,900       2,212
  Fleet Boston Financial Corp.                            4.875%              12/1/2006      2,275       2,468
  Fleet Boston Financial Corp.                             3.85%              2/15/2008      3,700       3,840
  Fleet Financial Group, Inc.                             7.125%              4/15/2006      1,300       1,443

44

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Fleet/Norstar Group                                     8.125%               7/1/2004        900         955
  Golden West Financial                                   4.125%              8/15/2007      5,250       5,536
  Inter-American Development Bank                         3.875%              9/27/2004     10,000      10,326
  Inter-American Development Bank                          6.50%             10/20/2004      1,530       1,634
  Inter-American Development Bank                         5.375%              1/18/2006      2,000       2,184
  Inter-American Development Bank                         6.125%               3/8/2006      3,225       3,600
  Inter-American Development Bank                         6.625%               3/7/2007      2,375       2,755
  Inter-American Development Bank                         6.375%             10/22/2007      2,425       2,818
  International Bank for
    Reconstruction & Development                           5.00%              3/28/2006      5,000       5,443
  International Bank for
    Reconstruction & Development                          6.625%              8/21/2006      4,500       5,148
  International Bank for
    Reconstruction & Development                          4.375%              9/28/2006     25,000      26,956
  International Finance Corp.                              5.25%               5/2/2006      5,000       5,502
  International Finance Corp.                              3.00%              4/15/2008      1,650       1,695
  Keycorp                                                 4.625%              5/16/2005      3,000       3,160
  Korea Development Bank                                   6.75%              12/1/2005      2,035       2,233
  Korea Development Bank                                   5.25%             11/16/2006      9,630      10,330
  Landwirtschaft Rentenbank                               3.375%             11/15/2007      6,200       6,415
  Landwirtschaft Rentenbank                                3.25%              6/16/2008        700         717
  Marshall & Ilsley Bank                                  4.125%               9/4/2007      6,000       6,345
  Mellon Bank NA                                           6.50%               8/1/2005      3,000       3,235
  Mercantile Bancorp (Firstar)                             7.30%              6/15/2007      1,000       1,180
  J.P. Morgan Chase & Co.                                  6.50%               8/1/2005      1,200       1,313
  J.P. Morgan Chase & Co.                                 5.625%              8/15/2006      1,900       2,081
  J.P. Morgan Chase & Co.                                  5.35%               3/1/2007      1,642       1,802
  J.P. Morgan Chase & Co.                                  5.25%              5/30/2007      8,575       9,389
  J.P. Morgan Chase & Co.                                 3.625%               5/1/2008      2,000       2,054
  National City Bank of Indiana                           4.875%              7/20/2007      2,200       2,384
  National City Corp.                                      7.20%              5/15/2005      3,375       3,713
  NationsBank Corp.                                        7.50%              9/15/2006      1,500       1,752
  NationsBank Corp.                                       6.375%              2/15/2008      3,300       3,777
  Nordic Investment Bank                                  3.125%              4/24/2008      3,350       3,434
  Oesterreich Kontrollbank                                 5.50%              1/20/2006      5,870       6,413
  Oesterreich Kontrollbank                                5.125%              3/20/2007      2,500       2,765
  PNC Funding Corp.                                        5.75%               8/1/2006      8,800       9,715
  PaineWebber Group, Inc.                                 6.375%              5/15/2004      2,500       2,613
  SunTrust Banks, Inc.                                    7.375%               7/1/2006      4,500       5,214
  SunTrust Banks, Inc.                                     7.25%              9/15/2006      1,000       1,147
  Swiss Bank Corp.                                         6.75%              7/15/2005      1,500       1,647
  Swiss Bank Corp.                                         7.25%               9/1/2006        500         575
  Synovus Financial Corp.                                  7.25%             12/15/2005      1,700       1,919
  Union Planters Bank NA                                  5.125%              6/15/2007      1,430       1,555
  US Bancorp                                              6.875%              12/1/2004        500         539
  US Bancorp                                               5.10%              7/15/2007      7,500       8,209
  US Bancorp                                              3.125%              3/15/2008      2,000       2,023
  Wachovia Corp.                                           7.45%              7/15/2005      1,500       1,670
  Wachovia Corp.                                           4.95%              11/1/2006      6,500       7,079
  Wells Fargo & Co.                                       6.875%               4/1/2006      1,100       1,228
  Wells Fargo & Co.                                        5.90%              5/21/2006      1,900       2,107
  Wells Fargo & Co.                                       5.125%              2/15/2007      3,550       3,886

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Wells Fargo & Co.                                       4.875%              6/12/2007      4,500       4,894
  Wells Fargo & Co.                                        5.25%              12/1/2007      5,000       5,523
  Wells Fargo & Co.                                        3.50%               4/4/2008      6,500       6,682

  BROKERAGE (3.0%)
  Bear Stearns & Co., Inc.                                 7.25%             10/15/2006      2,300       2,618
  Bear Stearns & Co., Inc.                                 5.70%              1/15/2007      1,875       2,076
  Bear Stearns & Co., Inc.                                 7.00%               3/1/2007      5,300       6,120
  Bear Stearns & Co., Inc.                                 7.80%              8/15/2007      1,000       1,195
  Bear Stearns & Co., Inc.                                 4.00%              1/31/2008      3,000       3,125
  Bear Stearns & Co., Inc.                                2.875%               7/2/2008      3,000       2,974
  Goldman Sachs Group Inc.                                7.625%              8/17/2005      3,900       4,380
  Goldman Sachs Group Inc.                                4.125%              1/15/2008      1,000       1,050
  Lehman Brothers Holdings Inc.                            7.75%              1/15/2005      7,350       8,045
  Lehman Brothers Holdings Inc.                           6.625%               2/5/2006      5,260       5,845
  Lehman Brothers Holdings Inc.                            6.25%              5/15/2006      4,000       4,461
  Lehman Brothers Holdings Inc.                           7.375%              1/15/2007      2,500       2,851
  Lehman Brothers Holdings Inc.                           6.625%              2/15/2008      2,300       2,645
  Merrill Lynch & Co., Inc.                                5.88%              1/15/2004      2,500       2,555
  Merrill Lynch & Co., Inc.                                5.35%              6/15/2004      3,355       3,483
  Merrill Lynch & Co., Inc.                                6.55%               8/1/2004        100         106
  Merrill Lynch & Co., Inc.                                7.00%              1/15/2007      1,042       1,177
  Merrill Lynch & Co., Inc.                                8.00%               6/1/2007      1,000       1,191
  Merrill Lynch & Co., Inc.                                4.00%             11/15/2007      7,350       7,711
  Morgan Stanley Dean Witter Discover & Co.               5.625%              1/20/2004      1,265       1,296
  Morgan Stanley Dean Witter Discover & Co.                6.10%              4/15/2006      1,150       1,270
  Morgan Stanley Dean Witter Discover & Co.               6.875%               3/1/2007      2,250       2,571
  Morgan Stanley Dean Witter Discover & Co.                5.80%               4/1/2007     13,325      14,818
  Morgan Stanley Dean Witter Discover & Co.               3.625%               4/1/2008      2,200       2,260
  Salomon Smith Barney Holdings Inc.                       7.20%               2/1/2004      6,000       6,210
  Salomon Smith Barney Holdings Inc.                      6.875%              6/15/2005      3,300       3,618
  Salomon Smith Barney Holdings Inc.                      5.875%              3/15/2006      6,000       6,610
  Salomon Smith Barney Holdings Inc.                      7.375%              5/15/2007      2,000       2,350
  Spear, Leeds & Kellogg, LP                               8.25%              8/15/2005(2)   5,500       6,232
  Waddell & Reed Financial                                 7.50%              1/18/2006      2,750       3,029

  FINANCE COMPANIES (6.9%)
  American Express Co.                                     3.75%             11/20/2007      2,250       2,348
  American Express Co.                                     3.00%              5/16/2008      3,000       3,019
  American General Finance Corp.                           5.75%              3/15/2007      4,200       4,655
  Boeing Capital Corp.                                     5.75%              2/15/2007      6,500       7,107
  CIT Group Inc.                                           6.50%               2/7/2006      5,300       5,809
  CIT Group Inc.                                          4.125%              2/21/2006      1,500       1,564
  CIT Group Inc.                                           5.75%              9/25/2007      5,000       5,460
  Capital One Bank                                        4.875%              5/15/2008      1,750       1,773
  Capital One Financial                                   7.125%               8/1/2008      5,000       5,250
  Countrywide Home Loan                                    7.45%              9/16/2003      4,500       4,556
  Countrywide Home Loan                                   5.625%              5/15/2007      6,000       6,618
  Countrywide Home Loan                                   6.935%              7/16/2007      1,490       1,707
  Countrywide Home Loan                                    3.25%              5/21/2008      2,500       2,507
  John Deere Capital Corp.                                4.125%              7/15/2005      4,000       4,187
  Export Development Canada                                4.00%               8/1/2007      1,750       1,860

46

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Ford Motor Credit Co.                                    7.75%              3/15/2005      2,500       2,669
  Ford Motor Credit Co.                                   6.875%               2/1/2006     16,900      17,817
  Ford Motor Credit Co.                                    6.50%              1/25/2007     21,500      22,585
  General Electric Capital Corp.                           6.80%              11/1/2005      9,970      11,128
  General Electric Capital Corp.                           2.85%              1/30/2006      2,500       2,571
  General Electric Capital Corp.                           5.00%              2/15/2007      2,000       2,171
  General Electric Capital Corp.                          5.375%              3/15/2007      5,900       6,486
  General Electric Capital Corp.                           8.75%              5/21/2007      2,500       3,038
  General Electric Capital Corp.                           4.25%              1/15/2008      4,000       4,237
  General Electric Capital Corp.                           3.50%               5/1/2008      1,000       1,025
  General Motors Acceptance Corp.                          5.25%              5/16/2005      4,550       4,676
  General Motors Acceptance Corp.                          7.50%              7/15/2005      1,000       1,072
  General Motors Acceptance Corp.                          6.75%              1/15/2006     12,700      13,490
  General Motors Acceptance Corp.                          4.50%              7/15/2006      4,500       4,516
  General Motors Acceptance Corp.                         6.125%              9/15/2006      7,000       7,300
  General Motors Acceptance Corp.                         6.125%               2/1/2007      4,000       4,166
  Heller Financial Inc.                                    8.00%              6/15/2005      3,605       4,041
  Household Finance Corp.                                  6.50%              1/24/2006      6,000       6,645
  Household Finance Corp.                                  7.20%              7/15/2006      1,250       1,431
  Household Finance Corp.                                  5.75%              1/30/2007      9,025       9,968
  Household Finance Corp.                                  7.65%              5/15/2007      1,000       1,163
  International Lease Finance Corp.                        4.00%              1/17/2006      5,000       5,172
  International Lease Finance Corp.                       5.625%               6/1/2007      3,625       3,928
  International Lease Finance Corp.                        4.50%               5/1/2008      3,000       3,142
  KFW International Finance, Inc.                          2.50%             10/17/2005     21,000      21,454
  KFW International Finance, Inc.                          4.75%              1/24/2007     11,000      11,983
  MBNA America Bank NA                                     7.75%              9/15/2005(2)   3,250       3,628
  MBNA America Bank NA                                    5.375%              1/15/2008      2,500       2,704
  SLM Corp.                                               3.625%              3/17/2008      3,500       3,600
  USA Education Inc.                                      5.625%              4/10/2007      6,775       7,527
  Washington Mutual Finance Corp.                          6.25%              5/15/2006      9,775      10,895

  INSURANCE (1.3%)
  ACE Ltd.                                                 6.00%               4/1/2007      2,900       3,197
  Allstate Corp.                                          5.375%              12/1/2006      7,000       7,727
  American International Group Inc.                        2.85%              12/1/2005      5,000       5,123
  American International Group Inc.                       2.875%              5/15/2008(2)   1,000       1,000
  John Hancock Global Funding II                          5.625%              6/27/2006(2)   3,100       3,394
  Hartford Financial Services Group                        4.70%               9/1/2007      1,800       1,910
  Jackson National Life Insurance Co.                      5.25%              3/15/2007(2)   2,900       3,140
  Marsh & McLennan Cos. Inc.                              3.625%              2/15/2008      3,000       3,111
  MetLife Inc.                                             5.25%              12/1/2006      5,000       5,478
  Monumental Global Funding II                             6.05%              1/19/2006(2)   3,500       3,810
  NAC Re Corp.                                             7.15%             11/15/2005      2,500       2,743
  Nationwide Life Global Funding                           5.35%              2/15/2007(2)   4,250       4,624
  Principal Life Global Funding I                         6.125%               3/1/2006(2)   2,700       2,967
  Travelers Property Casualty Corp.                        3.75%              3/15/2008        525         542

  REAL ESTATE INVESTMENT TRUSTS (0.4%)
  Archstone-Smith Trust                                    3.00%              6/15/2008      2,000       1,968
  EOP Operating LP                                        8.375%              3/15/2006      2,300       2,649
  EOP Operating LP                                         7.75%             11/15/2007      2,300       2,693

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Equity Residential Properties Trust                      6.63%              4/13/2005      1,000       1,078
  New Plan Excel Realty Trust                             5.875%              6/15/2007      1,125       1,228
  Simon DeBartolo Group, Inc.                              6.75%              7/15/2004      3,000       3,133
  Simon Property Group LP                                 6.375%             11/15/2007      2,950       3,300
  Vornado Realty                                          5.625%              6/15/2007      1,500       1,596
                                                                                                   -----------
                                                                                                       839,120
                                                                                                   -----------
INDUSTRIAL (13.3%)
  BASIC INDUSTRY (0.9%)
  Champion International                                   7.10%               9/1/2005      2,000       2,203
  Chevron Philips Chemical Co.                            5.375%              6/15/2007      2,500       2,678
  Dow Chemical Co.                                         5.00%             11/15/2007      1,500       1,598
  E.I. du Pont de Nemours & Co.                            6.75%               9/1/2007      1,575       1,835
  Eastman Chemical Co.                                     3.25%              6/15/2008      1,750       1,724
  International Paper Co.                                 8.125%               7/8/2005      1,095       1,227
  International Paper Co.                                 7.875%               8/1/2006         35          40
  International Paper Co.                                  3.80%               4/1/2008(2)   2,000       2,039
  Monsanto Co.                                             4.00%              5/15/2008      2,000       2,051
  Noranda Inc.                                            8.125%              6/15/2004      1,000       1,040
  Praxair, Inc.                                            2.75%              6/15/2008      3,000       2,976
  Rio Tinto Finance USA Ltd.                              2.625%              9/30/2008      2,000       1,963
  Rohm & Haas Co.                                          6.95%              7/15/2004      4,000       4,205
  Vale Overseas Ltd.                                      8.625%               3/8/2007      1,350       1,458
  Weyerhaeuser Co.                                         5.50%              3/15/2005      6,250       6,611

  CAPITAL GOODS (1.6%)
  Bombardier Capital Corp.                                6.125%              6/29/2006(2)     750         769
  Caterpillar, Inc.                                        5.95%               5/1/2006      5,000       5,475
  Emerson Electric Co.                                    7.875%               6/1/2005      1,500       1,678
  General Dynamics                                        2.125%              5/15/2006      1,025       1,030
  General Dynamics                                         3.00%              5/15/2008      1,025       1,031
  Goodrich Corp.                                           6.45%             12/15/2007      3,000       3,252
  Honeywell International Inc.                            5.125%              11/1/2006      3,000       3,259
  Hutchison Whampoa International Ltd.                     6.95%               8/1/2007(2)   4,000       4,566
  Lockheed Martin Corp.                                    7.25%              5/15/2006      2,200       2,510
  Masco Corp.                                              6.75%              3/15/2006      3,500       3,899
  Northrop Grumman Corp.                                   7.00%               3/1/2006      4,157       4,677
  Raytheon Co.                                             6.75%              8/15/2007      4,000       4,539
  Raytheon Co.                                             4.50%             11/15/2007      2,000       2,107
  Textron Financial Corp.                                 5.875%               6/1/2007      3,300       3,592
  Thiokol Corp.                                           6.625%               3/1/2008      6,650       7,639
  USA Waste Services Inc.                                 7.125%              10/1/2007      2,000       2,298
  United Technologies Corp.                               4.875%              11/1/2006      8,000       8,672
  Waste Management, Inc.                                   6.50%             11/15/2008      1,025       1,173

  COMMUNICATION (2.9%)
  AT&T Corp.                                               7.00%             11/15/2006      5,000       5,536
  AT&T Wireless Services Inc.                              7.50%               5/1/2007      2,700       3,096
  Ameritech Capital Funding                                6.15%              1/15/2008      3,000       3,387
  BellSouth Corp.                                          5.00%             10/15/2006      4,650       5,058
  British Telecommunications PLC                          7.875%             12/15/2005      8,750       9,956
  China Telecom                                           7.875%              11/2/2004      5,175       5,588
  Citizens Communications                                  8.50%              5/15/2006      1,000       1,152

48

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Clear Channel Communications                            7.875%              6/15/2005      3,700       4,094
  Comcast Cable Communications Inc.                       6.375%              1/30/2006      7,050       7,709
  Deutsche Telekom International Finance                   8.25%              6/15/2005      5,900       6,575
  France Telecom                                           8.70%               3/1/2006      4,600       5,274
  Gannett Co. Inc.                                         4.95%               4/1/2005      1,000       1,059
  Grupo Televisa SA                                       8.625%               8/8/2005      2,300       2,585
  Lenfest Communications, Inc.                            8.375%              11/1/2005      1,550       1,748
  Pacific Bell Telephone Co.                               7.00%              7/15/2004      3,175       3,346
  SBC Communications Inc.                                  5.75%               5/2/2006      3,000       3,307
  Scholastic Corp.                                         5.75%              1/15/2007      1,700       1,839
  Sprint Capital Corp.                                     7.90%              3/15/2005      5,150       5,586
  Sprint Capital Corp.                                     6.00%              1/15/2007        350         377
  Telecomunicaciones de Puerto Rico                        6.65%              5/15/2006      2,400       2,624
  Telefonica Europe BV                                     7.35%              9/15/2005      1,000       1,118
  Telefonos de Mexico SA                                   8.25%              1/26/2006      3,750       4,209
  Verizon Global Funding Corp.                             6.75%              12/1/2005      8,000       8,917
  Verizon Global Funding Corp.                            6.125%              6/15/2007      3,000       3,377
  Verizon Wireless Inc.                                   5.375%             12/15/2006      4,950       5,438
  Vodafone AirTouch PLC                                   7.625%              2/15/2005      8,000       8,748

  CONSUMER CYCLICAL (2.3%)
  AOL Time Warner Inc.                                     6.15%               5/1/2007      3,325       3,691
  Arvinmeritor Inc.                                        6.80%              2/15/2009        300         313
  CBS Corp.                                                7.15%              5/20/2005      2,700       2,968
  Cendant Corp.                                           6.875%              8/15/2006      2,350       2,625
  Cendant Corp.                                            6.25%              1/15/2008      2,000       2,200
  Centex Corp.                                             4.75%              1/15/2008      1,000       1,054
  Costco Wholesale Corp.                                   5.50%              3/15/2007      1,250       1,375
  DaimlerChrysler North America
    Holding Corp.                                          7.40%              1/20/2005      8,000       8,579
  DaimlerChrysler North America
    Holding Corp.                                          7.25%              1/18/2006      1,800       1,979
  DaimlerChrysler North America
    Holding Corp.                                          6.40%              5/15/2006      4,500       4,903
  DaimlerChrysler North America
    Holding Corp.                                          4.75%              1/15/2008      3,300       3,375
  DaimlerChrysler North America
    Holding Corp.                                          4.05%               6/4/2008      2,000       1,974
  Delphi Corp.                                             6.55%              6/15/2006      1,000       1,077
  The Walt Disney Co.                                      6.75%              3/30/2006      3,000       3,334
  The Walt Disney Co.                                     5.375%               6/1/2007      4,200       4,577
  Lowe's Cos., Inc.                                        7.50%             12/15/2005      1,825       2,067
  McDonald's Corp.                                        3.875%              8/15/2007      7,000       7,283
  Sears Roebuck Acceptance Corp.                           7.00%              6/15/2007      2,800       3,139
  Target Corp.                                            3.375%               3/1/2008      6,000       6,151
  Time Warner Inc.                                         7.75%              6/15/2005      5,400       5,923
  Viacom Inc.                                              7.75%               6/1/2005      2,000       2,229
  Viacom Inc.                                              6.40%              1/30/2006      4,650       5,163
  Visteon Corp.                                            7.95%               8/1/2005      1,400       1,496
  Wal-Mart Stores, Inc.                                    5.45%               8/1/2006      4,400       4,861
  Wal-Mart Stores, Inc.                                   4.375%              7/12/2007      3,400       3,647
  Wal-Mart Stores, Inc. Canada                             5.58%               5/1/2006(2)   3,400       3,733

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  CONSUMER NONCYCLICAL (2.6%)
  Abbott Laboratories                                     5.625%               7/1/2006      4,200       4,638
  American Home Products                                   6.25%              3/15/2006      4,000       4,413
  Bristol-Myers Squibb                                     4.75%              10/1/2006      4,000       4,305
  Coca-Cola Enterprises, Inc.                              5.25%              5/15/2007      1,982       2,182
  Conagra Foods, Inc.                                      7.50%              9/15/2005      3,820       4,285
  Diageo PLC                                               3.50%             11/19/2007      4,650       4,796
  Diageo PLC                                              3.375%              3/20/2008      3,800       3,898
  General Mills Inc.                                      5.125%              2/15/2007      2,000       2,171
  Gillette Co.                                            4.125%              8/30/2007      1,500       1,591
  International Flavors & Fragrances                       6.45%              5/15/2006      1,050       1,163
  Kellogg Co.                                              6.00%               4/1/2006      1,750       1,934
  Kellogg Co.                                             2.875%               6/1/2008      1,500       1,489
  Kraft Foods Inc.                                        4.625%              11/1/2006      5,000       5,317
  Kroger Co.                                               7.65%              4/15/2007      4,250       4,846
  Fred Meyer, Inc.                                        7.375%               3/1/2005      2,000       2,164
  Pharmacia Corp.                                          5.75%              12/1/2005      6,000       6,563
  Philip Morris Cos., Inc.                                 7.00%              7/15/2005      4,775       5,085
  Proctor & Gamble Co.                                     4.75%              6/15/2007      7,000       7,606
  Quest Diagnostic Inc.                                    6.75%              7/12/2006      2,675       2,982
  RJ Reynolds Tobacco Holdings Inc.                        6.50%               6/1/2007      1,025       1,015
  Safeway, Inc.                                            6.85%              9/15/2004      3,500       3,693
  Safeway, Inc.                                            6.50%             11/15/2008      3,800       4,272
  Sara Lee Corp.                                           1.95%              6/15/2006      2,500       2,497
  Tyson Foods Inc.                                         7.25%              10/1/2006      3,000       3,351
  Unilever Capital Corp.                                  6.875%              11/1/2005      2,500       2,783
  UnitedHealth Group Inc.                                  5.20%              1/17/2007      5,575       5,986
  Wyeth                                                   4.125%               3/1/2008      3,000       3,125

  ENERGY (1.3%)
  Anadarko Petroleum Corp.                                 3.25%               5/1/2008      3,000       3,020
  BP Canada Finance                                       3.375%             10/31/2007      2,000       2,055
  BP Capital Markets PLC                                   2.35%              6/15/2006      1,500       1,519
  Burlington Resources Inc.                                5.60%              12/1/2006      1,300       1,422
  ChevronTexaco Capital Co.                                3.50%              9/17/2007      8,000       8,296
  Conoco Funding Co.                                       5.45%             10/15/2006      4,000       4,415
  Kerr McGee Corp.                                        5.875%              9/15/2006      2,875       3,145
  Marathon Oil Corp.                                      5.375%               6/1/2007      1,750       1,902
  Occidental Petroleum                                    5.875%              1/15/2007      5,000       5,518
  Pemex Project Funding Master Trust                       8.50%              2/15/2008      4,200       4,869
  Petroleos Mexicanos                                      6.50%               2/1/2005      1,500       1,595
  Petroliam Nasional Bhd.                                 8.875%               8/1/2004(2)   4,350       4,680
  Phillips Petroleum Co.                                   8.50%              5/25/2005      5,950       6,719
  Transocean Sedco Forex Inc.                              6.95%              4/15/2008      1,900       2,207

  TECHNOLOGY (1.2%)
  Applied Materials, Inc.                                  8.00%               9/1/2004        150         161
  Avnet Inc.                                               9.75%              2/15/2008      2,750       3,094
  Computer Associates International                       6.375%              4/15/2005      2,000       2,115
  Computer Sciences Corp.                                  3.50%              4/15/2008      3,500       3,581
  Eastman Kodak Co.                                       3.625%              5/15/2008      2,500       2,505
  Electronic Data Systems                                 7.125%              5/15/2005(2)   2,400       2,544

50

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  First Data Corp.                                         4.70%              11/1/2006      6,650       7,221
  Hewlett-Packard Co.                                      7.15%              6/15/2005      6,500       7,171
  Hewlett-Packard Co.                                      5.75%             12/15/2006      2,500       2,764
  International Business Machines Corp.                   4.875%              10/1/2006      5,000       5,424
  Motorola Inc.                                            6.75%               2/1/2006      3,600       3,933
  Texas Instruments Inc.                                  6.125%               2/1/2006      3,100       3,328

  TRANSPORTATION (0.4%)
  Burlington Northern Santa Fe Corp.                      7.875%              4/15/2007      2,200       2,583
  Hertz Corp.                                              8.25%               6/1/2005      2,000       2,133
  Norfolk Southern Corp.                                  8.375%              5/15/2005        650         727
  Norfolk Southern Corp.                                   7.35%              5/15/2007      1,750       2,015
  Union Pacific Corp.                                      7.60%               5/1/2005      2,000       2,201
  Union Pacific Corp.                                      6.40%               2/1/2006      5,965       6,521

  OTHER (0.1%)
  Steelcase Inc.                                          6.375%             11/15/2006      5,000       5,353
                                                                                                   -----------
                                                                                                       512,119
                                                                                                   -----------
UTILITIES (2.5%)
  ELECTRIC (1.8%)
  Alabama Power                                           7.125%              10/1/2007      5,000       5,836
  American Electric Power                                 6.125%              5/15/2006      1,700       1,854
  CalEnergy Co. Inc.                                       7.63%             10/15/2007      2,175       2,541
  Commonwealth Edison                                      3.70%               2/1/2008      5,000       5,169
  Consolidated Edison Inc.                                6.625%             12/15/2005      4,500       5,023
  Constellation Energy Group Inc.                          6.35%               4/1/2007      3,300       3,654
  Consumers Energy Co.                                     4.25%              4/15/2008(2)   2,000       2,063
  DPL Inc.                                                 8.25%               3/1/2007        750         860
  Duke Energy Corp.                                        3.75%               3/5/2008(2)   2,000       2,069
  Entergy Gulf States, Inc.                                3.60%               6/1/2008(2)   1,250       1,243
  FPL Group Capital Inc.                                   3.25%              4/11/2006      1,500       1,535
  FPL Group Capital Inc.                                  7.625%              9/15/2006      1,570       1,802
  Firstenergy Corp.                                        5.50%             11/15/2006      4,500       4,822
  Florida Power & Light                                   6.875%              12/1/2005      2,150       2,403
  Korea Electric Power                                    6.375%              12/1/2003        310         314
  National Rural Utilities
  Cooperative Finance Corp.                                6.00%              5/15/2006      1,000       1,109
  National Rural Utilities
  Cooperative Finance Corp.                                6.50%               3/1/2007      7,100       7,988
  Northeast Utilities                                      3.30%               6/1/2008      1,000         992
  PSEG Energy Holdings                                    8.625%              2/15/2008      1,000       1,075
  PSEG Power Corp.                                        6.875%              4/15/2006      1,375       1,525
  PSEG Power Corp.                                         7.75%              4/16/2007(2)   1,050       1,129
  Pepco Holdings Inc.                                      5.50%              8/15/2007      3,275       3,514
  Progress Energy Inc.                                     6.05%              4/15/2007      2,500       2,756
  Southwestern Electric Power                              4.50%               7/1/2005      3,000       3,132
  TXU Energy Co.                                          6.125%              3/15/2008(2)   1,000       1,073
  Union Electric Power Co.                                 7.65%              7/15/2003      3,000       3,006
  Virginia Electric & Power Co.                           5.375%               2/1/2007      2,500       2,737

  NATURAL GAS (0.7%)
  Consolidated Natural Gas                                5.375%              11/1/2006      8,000       8,733

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
SHORT-TERM BOND INDEX FUND                                COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Duke Energy Field Services                               7.50%              8/16/2005      3,500       3,821
  Enron Corp.                                            7.625%*              9/10/2004      1,000         192
  Enterprise Products                                      8.25%              3/15/2005      3,900       4,288
  HNG Internorth                                         9.625%*              3/15/2006      1,500         289
  Keyspan Corp.                                            7.25%             11/15/2005      4,445       4,981
  Sempra Energy                                            6.95%              12/1/2005      2,500       2,780
  Yosemite Security Trust                                 8.25%*             11/15/2004(2)   3,225         839
                                                                                                    ----------
                                                                                                        97,147
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $1,538,177)                                                                                  1,607,398
--------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(2.5%)
--------------------------------------------------------------------------------------------------------------
Province of Manitoba                                    4.25%         11/20/2006      2,500              2,675
Province of New Brunswick                               3.50%         10/23/2007      4,500              4,681
Province of Ontario                                     6.00%          2/21/2006      5,000              5,538
Province of Ontario                                     3.50%          9/17/2007      7,500              7,808
Province of Quebec                                      7.00%          1/30/2007      6,478              7,499
Province of Saskatchewan                               6.625%          7/15/2003      2,500              2,505
Province of Saskatchewan                                8.00%          7/15/2004      3,900              4,115
Republic of Chile                                      5.625%          7/23/2007      6,600              7,166
Republic of Finland                                    7.875%          7/28/2004      3,500              3,752
Republic of Italy                                       7.25%           2/7/2005      3,400              3,714
Republic of Italy                                       2.50%          3/31/2006      4,000              4,083
Republic of Italy                                      4.375%         10/25/2006      5,000              5,392
Republic of Italy                                      3.625%          9/14/2007     15,000             15,766
Republic of Korea                                      8.875%          4/15/2008      6,500              8,099
Republic of South Africa                               8.375%         10/17/2006      2,650              3,127
United Mexican States                                  9.875%          1/15/2007      6,350              7,801
United Mexican States                                  8.625%          3/12/2008      1,500              1,796
United Mexican States                                  4.625%          10/8/2008      1,100              1,122
--------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $92,975)                                                                                        96,639
--------------------------------------------------------------------------------------------------------------

52

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (11.0%)
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                    1.15-1.16%               7/1/2003    354,477     354,477
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                 1.16%               7/1/2003     67,039      67,039
--------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $421,516)                                                                                      421,516
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (109.8%)
  (Cost $4,109,098)                                                                                  4,215,955
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-9.8%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   85,172
Security Lending Collateral Payable to Brokers--Note E                                               (354,477)
Other Liabilities                                                                                    (106,842)
                                                                                                    ----------
                                                                                                     (376,147)
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                  $3,839,808
==============================================================================================================

*See Note A in Notes to Financial Statements.
*Non-income-producing security--security in default.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the aggregate value of these securities was $62,353,000, representing 1.6% of net assets.


================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                      $3,722,840
Undistributed Net Investment Income                                          --
Accumulated Net Realized Gains                                           10,111
Unrealized Appreciation                                                 106,857
--------------------------------------------------------------------------------
NET ASSETS                                                           $3,839,808
================================================================================

Investor Shares--Net Assets
Applicable to 279,895,318 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)  $2,923,739
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $10.45
================================================================================

Admiral Shares--Net Assets
Applicable to 87,697,103 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)    $916,069
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $10.45
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (41.4%)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (22.5%)
Private Export Funding Corp.
  (U.S. Government Guaranteed)                             7.20%              1/15/2010      6,500       8,019
U.S. Treasury Bond                                       10.375%             11/15/2012     41,075      54,874
U.S. Treasury Bond                                        13.25%              5/15/2014     34,025      53,377
U.S. Treasury Bond                                        12.50%              8/15/2014     10,200      15,734
U.S. Treasury Note                                        2.125%              8/31/2004     11,875      12,018
U.S. Treasury Note                                        7.875%             11/15/2004     17,425      19,018
U.S. Treasury Note                                         1.75%             12/31/2004     27,425      27,661
U.S. Treasury Note                                        5.625%              5/15/2008     29,120      33,392
U.S. Treasury Note                                         4.75%             11/15/2008     95,475     105,858
U.S. Treasury Note                                         6.00%              8/15/2009      1,700       2,005
U.S. Treasury Note                                         5.75%              8/15/2010      1,775       2,078
U.S. Treasury Note                                         5.00%              2/15/2011     92,330     103,655
U.S. Treasury Note                                         5.00%              8/15/2011     49,965      56,062
U.S. Treasury Note                                        4.875%              2/15/2012    266,455     293,313
                                                                                                    ----------
                                                                                                       787,064
                                                                                                    ----------
AGENCY BONDS AND NOTES (18.9%)
Federal Home Loan Bank                                    5.925%               4/9/2008      4,000       4,594
Federal Home Loan Bank                                    5.865%               9/2/2008     10,000      11,503
Federal Home Loan Bank                                     5.88%             11/25/2008      5,000       5,085
Federal Home Loan Bank                                     5.79%              4/27/2009     10,000      11,493
Federal Home Loan Bank                                    7.625%              5/14/2010     40,250      50,934
Federal Home Loan Mortgage Corp.                           5.75%              3/15/2009     32,325      37,104
Federal Home Loan Mortgage Corp.                           7.00%              3/15/2010    138,000     168,971
Federal Home Loan Mortgage Corp.                           5.75%              1/15/2012      7,575       8,714
Federal Home Loan Mortgage Corp.                          5.125%              7/15/2012     20,000      22,090
Federal National Mortgage Assn.                            6.19%               7/7/2008      4,325       4,328
Federal National Mortgage Assn.                            5.64%             12/10/2008     10,380      10,563
Federal National Mortgage Assn.                            6.40%              5/14/2009      5,000       5,203
Federal National Mortgage Assn.                           6.625%              9/15/2009     91,600     109,710
Federal National Mortgage Assn.                            7.25%              1/15/2010     55,800      69,010
Federal National Mortgage Assn.                           7.125%              6/15/2010      7,500       9,261
Federal National Mortgage Assn.                            6.25%               2/1/2011      3,350       3,881
Federal National Mortgage Assn.                            6.00%              5/15/2011     32,675      38,176
Federal National Mortgage Assn.                           5.375%             11/15/2011      2,150       2,415
Federal National Mortgage Assn.                           6.125%              3/15/2012     42,760      50,342
Federal National Mortgage Assn.                           4.375%              9/15/2012      2,275       2,379
Federal National Mortgage Assn.                           4.625%               5/1/2013     13,100      13,511
Tennessee Valley Auth.                                    5.375%             11/13/2008     18,503      20,854
                                                                                                    ----------
                                                                                                       660,121
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $1,357,328)                                                                                  1,447,185
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (53.8%)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (0.2%)
Bear Stearns Commercial Mortgage Securities Inc.           5.61%             11/15/2033 (1)  2,500       2,786
Commercial Mortgage Lease-Backed Certificate              6.746%              6/20/2031(1)(2)  586         670
Mach One CDO, Ltd.                                         6.70%              3/15/2030(1)(2)1,830       2,078
                                                                                                    ----------
                                                                                                         5,534
                                                                                                    ----------

54

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
FINANCE (21.1%)
  BANKING (9.1%)
  Asian Development Bank                                   4.50%               9/4/2012        2,000     2,143
  BBVA-Bancomer Capital Trust I                           10.50%              2/16/2011(2)     3,500     4,025
  Bank of America Corp.                                    7.80%              2/15/2010        4,400     5,517
  Bank of America Corp.                                    7.40%              1/15/2011        9,150    11,236
  Bank of America Corp.                                    6.25%              4/15/2012       14,150    16,442
  Bank One Corp.                                           6.00%              2/17/2009        5,000     5,664
  Bank One Corp.                                          7.875%               8/1/2010        9,150    11,387
  BankBoston NA                                           6.375%              3/25/2008        5,000     5,637
  Barclays Bank PLC                                        8.55%              6/15/2011(2)     4,050     5,153
  The Chase Manhattan Corp.                               6.375%               4/1/2008        1,950     2,223
  Chemical Bank Corp.                                     6.125%              11/1/2008          500       571
  Citicorp Lease Pass-Through Trust                        8.04%             12/15/2019(2)     2,100     2,535
  Citigroup Inc.                                           7.25%              10/1/2010       14,100    17,025
  Citigroup Inc.                                           6.50%              1/18/2011        5,000     5,831
  Citigroup Inc.                                          5.625%              8/27/2012       15,900    17,529
  Credit Suisse First Boston USA Inc.                     6.125%             11/15/2011        6,500     7,272
  Credit Suisse First Boston USA Inc.                      6.50%              1/15/2012        7,940     9,091
  Deutsche Bank Financial LLC                             5.375%               3/2/2015        2,250     2,410
  European Investment Bank                                 3.00%              6/16/2008        4,000     4,069
  First Union Corp.                                        7.80%              8/18/2010       11,255    14,121
  FirstStar Bank                                          7.125%              12/1/2009        5,960     7,100
  HSBC Holdings PLC                                        7.50%              7/15/2009        5,840     7,109
  HSBC Holdings PLC                                        5.25%             12/12/2012        1,750     1,871
  Inter-American Development Bank                         5.375%             11/15/2008        7,400     8,389
  Inter-American Development Bank                         5.625%              4/16/2009       10,000    11,513
  Inter-American Development Bank                         4.375%              9/20/2012        6,000     6,381
  International Bank for
    Reconstruction & Development                          4.125%              8/12/2009        2,400     2,572
  Landwirtschaft Rentenbank                                3.25%              6/16/2008        1,000     1,024
  Manufacturers & Traders Bank                             8.00%              10/1/2010        1,650     2,031
  Marshall & Ilsley Bank                                   5.25%               9/4/2012        6,000     6,561
  J.P. Morgan Chase & Co.                                  6.75%               2/1/2011       13,597    15,827
  J.P. Morgan Chase & Co.                                  5.75%               1/2/2013        6,400     6,971
  National Australia Bank                                  8.60%              5/19/2010        2,000     2,588
  National City Bank                                       6.25%              3/15/2011        1,500     1,692
  National City Bank                                      4.625%               5/1/2013        4,000     4,103
  National Westminster Bank PLC                           7.375%              10/1/2009        4,000     4,903
  North Fork Bancorp                                      5.875%              8/15/2012        1,000     1,116
  Regions Financial Corp.                                  7.00%               3/1/2011        5,750     6,899
  Republic New York Corp.                                  7.75%              5/15/2009        2,400     2,891
  Santander Central Hispano SA                            7.625%              9/14/2010          900     1,113
  Sanwa Bank Ltd.                                          8.35%              7/15/2009          600       713
  Sanwa Bank Ltd.                                          7.40%              6/15/2011        7,700     8,625
  Sumitomo Mitsui Banking Corp.                            8.50%              6/15/2009        2,500     3,153
  Sumitomo Mitsui Banking Corp.                            8.00%              6/15/2012          800       960
  SunTrust Banks, Inc.                                     6.25%               6/1/2008        2,000     2,305
  SunTrust Banks, Inc.                                    6.375%               4/1/2011        2,080     2,417
  Toronto-Dominion Bank                                    6.50%              8/15/2008        3,000     3,417
  UBS Preferred Funding Trust I                           8.622%              10/1/2010        4,500     5,809
  US Bank NA                                               5.70%             12/15/2008        2,000     2,274

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Union Planters Corp.                                     7.75%               3/1/2011      4,500       5,419
  Washington Mutual Bank                                  6.875%              6/15/2011      7,300       8,570
  Washington Mutual Bank                                   5.50%              1/15/2013      3,700       4,020
  Wells Fargo & Co.                                        7.55%              6/21/2010      5,000       6,155
  Wells Fargo & Co.                                        6.45%               2/1/2011      5,000       5,858
  Wells Fargo & Co.                                       6.125%              4/18/2012      5,000       5,753

  BROKERAGE (2.6%)
  Bear Stearns & Co., Inc.                                7.625%              12/7/2009      1,000       1,223
  Bear Stearns & Co., Inc.                                 5.70%             11/15/2014      6,000       6,595
  Goldman Sachs Group Inc.                                6.875%              1/15/2011     10,000      11,733
  Goldman Sachs Group Inc.                                 6.60%              1/15/2012      7,000       8,140
  Goldman Sachs Group Inc.                                 5.70%               9/1/2012     10,000      11,022
  Goldman Sachs Group Inc.                                 5.50%             11/15/2014      3,650       3,955
  Lehman Brothers Holdings Inc.                           7.375%              1/15/2007      4,500       5,132
  Lehman Brothers Holdings Inc.                           6.625%              2/15/2008      6,425       7,390
  Merrill Lynch & Co., Inc.                                6.00%              2/17/2009      3,000       3,405
  Morgan Stanley Dean Witter Discover & Co.                4.25%              5/15/2010      7,500       7,691
  Morgan Stanley Dean Witter Discover & Co.                6.75%              4/15/2011      6,320       7,430
  Morgan Stanley Dean Witter Discover & Co.                6.60%               4/1/2012      8,840      10,315
  Morgan Stanley Dean Witter Discover & Co.                5.30%               3/1/2013      6,000       6,382

  FINANCE COMPANIES (6.5%)
  American General Finance Corp.                          5.375%              10/1/2012      6,000       6,497
  Boeing Capital Corp.                                     6.50%              2/15/2012      2,400       2,712
  Boeing Capital Corp.                                     5.80%              1/15/2013      5,000       5,407
  CIT Group Inc.                                           7.75%               4/2/2012      2,750       3,278
  Capital One Bank                                        4.875%              5/15/2008      1,000       1,013
  Countrywide Home Loan                                    6.25%              4/15/2009      7,600       8,647
  John Deere Capital Corp.                                 7.00%              3/15/2012      5,720       6,785
  Ford Motor Credit Co.                                   7.375%             10/28/2009      7,000       7,338
  Ford Motor Credit Co.                                   7.375%               2/1/2011      1,100       1,131
  Ford Motor Credit Co.                                    7.25%             10/25/2011     34,000      34,867
  General Electric Capital Corp.                          4.625%              9/15/2009     24,000      25,703
  General Electric Capital Corp.                          7.375%              1/19/2010      6,000       7,317
  General Electric Capital Corp.                          6.125%              2/22/2011      4,615       5,254
  General Electric Capital Corp.                          5.875%              2/15/2012      3,500       3,928
  General Electric Capital Corp.                          8.125%              5/15/2012      5,638       7,123
  General Motors Acceptance Corp.                          7.75%              1/19/2010      9,200       9,825
  General Motors Acceptance Corp.                         6.875%              9/15/2011      7,500       7,529
  General Motors Acceptance Corp.                          7.00%               2/1/2012     16,500      16,636
  General Motors Acceptance Corp.                         6.875%              8/28/2012      9,800       9,799
  Household Finance Corp.                                  6.40%              6/17/2008      9,500      10,880
  Household Finance Corp.                                  6.45%               2/1/2009         70          80
  Household Finance Corp.                                  6.75%              5/15/2011     10,000      11,598
  Household Finance Corp.                                 6.375%             10/15/2011      6,000       6,832
  Household Finance Corp.                                  7.00%              5/15/2012      5,000       5,929
  Household Finance Corp.                                 6.375%             11/27/2012      4,000       4,569
  International Lease Finance Corp.                       5.875%               5/1/2013      4,000       4,291
  MBNA America Bank NA                                     7.50%              3/15/2012      2,400       2,825
  MBNA America Bank NA                                    6.625%              6/15/2012      3,300       3,752
  SLM Corp.                                               5.125%              8/27/2012      6,500       6,836

56

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  INSURANCE (1.5%)
  AEGON NV                                                 4.75%               6/1/2013      2,500       2,521
  Allstate Corp.                                           7.20%              12/1/2009      6,200       7,568
  American International Group Inc.                        4.25%              5/15/2013(2)   5,000       4,996
  Anthem Insurance                                         6.80%               8/1/2012      2,000       2,349
  Equitable Cos. Inc.                                      6.50%               4/1/2008      2,000       2,259
  Fidelity National Financial Inc.                         7.30%              8/15/2011      2,400       2,836
  Fund American Cos. Inc.                                 5.875%              5/15/2013      2,000       2,090
  ING Capital Funding Trust III                           8.439%             12/31/2010        500         633
  Jackson National Life Insurance Co.                     6.125%              5/30/2012(2)   3,725       4,145
  Lincoln National Corp.                                   6.20%             12/15/2011      3,250       3,676
  Marsh & McLennan Cos. Inc.                               6.25%              3/15/2012      1,900       2,201
  Marsh & McLennan Cos. Inc.                               4.85%              2/15/2013      3,000       3,175
  MetLife Inc.                                            5.375%             12/15/2012      3,000       3,300
  Nationwide Financial Services                            5.90%               7/1/2012      2,475       2,685
  Reinsurance Group of America                             6.75%             12/15/2011      4,300       4,899
  Travelers Property Casualty Corp.                        5.00%              3/15/2013      4,000       4,223
  UnumProvident Corp.                                     7.625%               3/1/2011      1,350       1,455

  REAL ESTATE INVESTMENT TRUSTS (1.4%)
  Boston Properties Inc.                                   6.25%              1/15/2013      2,000       2,202
  Camden Property Trust                                   5.875%             11/30/2012      3,000       3,284
  Centerpoint Properties                                   5.75%              8/15/2009      2,550       2,773
  EOP Operating LP                                         7.00%              7/15/2011      7,750       9,055
  EOP Operating LP                                         6.75%              2/15/2012      1,200       1,383
  Equity Residential Properties Trust                      6.95%               3/2/2011      6,500       7,568
  Equity Residential Properties Trust                      5.20%               4/1/2013      1,000       1,051
  HRPT Properties Trust                                    6.50%              1/15/2013      2,000       2,190
  Health Care Property Investment Inc.                     6.45%              6/25/2012      3,025       3,264
  Liberty Property LP                                      8.50%               8/1/2010      2,500       3,095
  ProLogis                                                 5.50%               3/1/2013      2,000       2,137
  Regency Centers LP                                       6.75%              1/15/2012      1,100       1,276
  Shurgard Storage Centers, Inc.                           7.75%              2/22/2011      3,650       4,321
  Simon Property Group LP                                  7.75%              1/20/2011      2,000       2,395
  Simon Property Group LP                                  6.35%              8/28/2012      2,500       2,811
                                                                                                    ----------
                                                                                                       740,593
                                                                                                    ----------
INDUSTRIAL (27.1%)
  BASIC INDUSTRY (2.5%)
  Alcan Inc.                                               4.50%              5/15/2013      5,600       5,702
  Alcoa Inc.                                              5.375%              1/15/2013     13,000      14,104
  BHP Finance USA Ltd.                                     4.80%              4/15/2013      5,500       5,771
  Celulosa Arauco Constitution SA                         8.625%              8/15/2010      1,750       2,099
  Corporacion Nacional del Cobre de Chile
    (CODELCO)                                             7.375%               5/1/2009(2)   3,900       4,539
  Domtar Inc.                                             7.875%             10/15/2011      3,000       3,615
  Dow Chemical Co.                                        6.125%               2/1/2011     10,000      10,982
  Eastman Chemical Co.                                     7.00%              4/15/2012      2,325       2,682
  International Paper Co.                                  6.75%               9/1/2011      3,300       3,817
  International Paper Co.                                  5.85%             10/30/2012      2,900       3,165
  MeadWestvaco Corp.                                       6.85%               4/1/2012      2,500       2,891
  Monsanto Co.                                            7.375%              8/15/2012      2,000       2,385
  Noranda Inc.                                             7.25%              7/15/2012      1,575       1,673

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Potash Corp. of Saskatchewan                             7.75%              5/31/2011      2,500       3,048
  Potash Corp. of Saskatchewan                            4.875%               3/1/2013      2,000       2,038
  Praxair, Inc.                                            3.95%               6/1/2013      2,500       2,464
  Sappi Papier Holding AG                                  6.75%              6/15/2012(2)   1,375       1,554
  WMC Finance (USA) Ltd.                                  5.125%              5/15/2013(2)   2,000       2,054
  Weyerhaeuser Co.                                         6.75%              3/15/2012     12,000      13,610

  CAPITAL GOODS (2.7%)
  Bae Systems Holdings Inc.                                6.40%             12/15/2011(2)   1,000       1,104
  Brascan Corp.                                           7.125%              6/15/2012      2,500       2,835
  British Aerospace                                       7.156%             12/15/2011(1)(2) 3,160      3,552
  CRH Capital Inc.                                         6.95%              3/15/2012      2,275       2,672
  Caterpillar, Inc.                                        6.55%               5/1/2011      4,000       4,703
  Caterpillar, Inc.                                       9.375%              8/15/2011      2,000       2,710
  Emerson Electric Co.                                    4.625%             10/15/2012      7,000       7,342
  General Dynamics                                         4.25%              5/15/2013      2,500       2,510
  General Electric                                         5.00%               2/1/2013     12,550      13,253
  Goodrich Corp.                                          7.625%             12/15/2012      3,000       3,422
  Hanson PLC                                              7.875%              9/27/2010      1,000       1,145
  Hanson PLC                                               5.25%              3/15/2013      3,775       3,876
  Honeywell International Inc.                             7.50%               3/1/2010      4,000       4,884
  Hutchison Whampoa International Ltd.                     7.00%              2/16/2011(2)   1,000       1,114
  Lockheed Martin Corp.                                    7.70%              6/15/2008      3,800       4,567
  Lockheed Martin Corp.                                    8.20%              12/1/2009      1,500       1,892
  Masco Corp.                                             5.875%              7/15/2012      1,600       1,758
  Masco Corp.                                             7.125%              8/15/2013      1,050       1,269
  Northrop Grumman Corp                                   7.125%              2/15/2011      5,500       6,591
  Raytheon Co.                                             8.30%               3/1/2010      2,000       2,476
  Raytheon Co.                                             6.00%             12/15/2010      1,980       2,185
  Raytheon Co.                                             5.50%             11/15/2012      1,250       1,337
  Raytheon Co.                                            5.375%               4/1/2013      2,000       2,122
  Republic Services Inc.                                  7.125%              5/15/2009      1,500       1,770
  Republic Services Inc.                                   6.75%              8/15/2011      2,225       2,557
  Textron Inc.                                             6.50%               6/1/2012      2,450       2,753
  United Technologies Corp.                               7.125%             11/15/2010      2,500       3,040
  Waste Management, Inc.                                   6.50%             11/15/2008      1,250       1,431
  Waste Management, Inc.                                  6.875%              5/15/2009      4,370       5,087
  Waste Management, Inc.                                  7.375%               8/1/2010        500         598

  COMMUNICATION (6.6%)
  AT&T Broadband Corp.                                    8.375%              3/18/2013      2,000       2,501
  AT&T Corp.                                               7.80%             11/15/2011     10,100      11,582
  AT&T Wireless Services Inc.                             7.875%               3/1/2011     16,700      19,746
  Alltel Corp.                                             7.00%               7/1/2012      2,000       2,419
  Ameritech Capital Funding                                6.15%              1/15/2008      3,500       3,952
  BellSouth Corp.                                          6.00%             10/15/2011      5,500       6,264
  British Telecommunications PLC                          8.375%             12/15/2010      8,150      10,361
  CenturyTel Inc.                                         7.875%              8/15/2012      3,400       4,285
  Cingular Wireless                                        6.50%             12/15/2011      2,000       2,304
  Citizens Communications                                  9.25%              5/15/2011      3,600       4,631
  Clear Channel Communications Inc.                        7.65%              9/15/2010      6,500       7,813
  Comcast Cable Communications Inc.                        6.75%              1/30/2011     10,000      11,479

58

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Comcast Corp.                                            6.50%              1/15/2015      1,725       1,951
  Cox Communications, Inc.                                 7.75%              11/1/2010      1,550       1,885
  Cox Communications, Inc.                                 6.75%              3/15/2011      6,000       6,963
  Deutsche Telekom International Finance                   8.50%              6/15/2010      8,600      10,587
  France Telecom                                           9.25%               3/1/2011     10,150      12,762
  GTE Northwest Inc.                                       5.55%             10/15/2008      3,000       3,314
  Grupo Televisa SA                                        8.00%              9/13/2011      1,000       1,130
  International Telecom Satellite                         7.625%              4/15/2012      3,500       3,939
  Knight Ridder                                           7.125%               6/1/2011      2,000       2,393
  Koninklijke KPN NV                                       8.00%              10/1/2010      7,800       9,656
  News America Holdings Inc.                               9.25%               2/1/2013      1,800       2,388
  SBC Communications Inc.                                  6.25%              3/15/2011      2,700       3,093
  SBC Communications Inc.                                 5.875%              8/15/2012      2,500       2,808
  Sprint Capital Corp.                                     6.00%              1/15/2007      2,000       2,156
  Sprint Capital Corp.                                    6.125%             11/15/2008      4,000       4,351
  Sprint Capital Corp.                                    6.375%               5/1/2009      3,000       3,280
  Sprint Capital Corp.                                    7.625%              1/30/2011        725         828
  Sprint Capital Corp.                                    8.375%              3/15/2012      5,000       5,990
  TCI Communications Inc.                                 7.875%               8/1/2013      1,701       2,080
  TCI Communications Inc.                                  8.75%               8/1/2015      3,095       4,038
  Telefonica Europe BV                                     7.75%              9/15/2010      6,500       8,043
  Thomson Corp.                                            5.75%               2/1/2008      1,850       2,016
  USA Interactive                                          7.00%              1/15/2013      3,500       3,974
  Verizon Global Funding Corp.                            7.375%               9/1/2012      2,500       3,049
  Verizon New Jersey Inc.                                 5.875%              1/17/2012     18,375      20,452
  Verizon New York Inc.                                   6.875%               4/1/2012      2,300       2,695
  Verizon Pennsylvania Inc.                                5.65%             11/15/2011      8,025       8,850
  Vodafone AirTouch PLC                                    7.75%              2/15/2010      7,860       9,650

  CONSUMER CYCLICAL (4.6%)
  AOL Time Warner Inc.                                     6.75%              4/15/2011     12,100      13,768
  Arvinmeritor Inc.                                        6.80%              2/15/2009      3,100       3,240
  Cendant Corp.                                           7.375%              1/15/2013      6,000       7,040
  Centex Corp.                                            7.875%               2/1/2011      1,000       1,216
  Centex Corp.                                             7.50%              1/15/2012      2,000       2,398
  Cooper Tire & Rubber Co.                                 7.75%             12/15/2009      1,000       1,155
  DaimlerChrysler North America Holding Corp.              4.05%               6/4/2008      7,000       6,909
  DaimlerChrysler North America Holding Corp.              7.75%              1/18/2011      7,500       8,565
  DaimlerChrysler North America Holding Corp.              7.30%              1/15/2012      6,475       7,293
  The Walt Disney Co.                                     6.375%               3/1/2012      4,114       4,671
  Federated Department Stores                             6.625%               4/1/2011      3,000       3,432
  Ford Capital BV                                          9.50%               6/1/2010        180         206
  Ford Motor Co.                                           7.25%              10/1/2008      3,700       3,825
  General Motors Corp.                                     7.20%              1/15/2011      3,500       3,555
  Harrahs Operating Co. Inc.                               8.00%               2/1/2011      2,200       2,633
  Lennar Corp.                                             5.95%               3/1/2013      1,600       1,750
  Liberty Media Corp.                                      7.75%              7/15/2009      4,300       5,034
  Liberty Media Corp.                                     7.875%              7/15/2009      2,000       2,360
  Lowe's Cos., Inc.                                        8.25%               6/1/2010      3,000       3,759
  May Department Stores Co.                                8.00%              7/15/2012      1,500       1,845
  McDonald's Corp.                                         5.75%               3/1/2012      3,300       3,648
  PHH Corp.                                               7.125%               3/1/2013      1,375       1,570

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Pulte Homes Inc.                                         6.25%              2/15/2013      3,000       3,327
  Safeway, Inc.                                            5.80%              8/15/2012      6,500       6,911
  Sears Roebuck Acceptance Corp.                           7.00%               2/1/2011      1,000       1,141
  Sears Roebuck Acceptance Corp.                           6.75%              8/15/2011      2,400       2,720
  Sears Roebuck Acceptance Corp.                           6.70%              4/15/2012      5,500       6,229
  Target Corp.                                             5.40%              10/1/2008     16,500      18,391
  Time Warner Inc.                                         7.48%              1/15/2008      2,050       2,358
  Toys R Us Inc.                                          7.625%               8/1/2011        750         818
  Toys R Us Inc.                                          7.875%              4/15/2013      1,425       1,553
  Viacom Inc.                                             5.625%              8/15/2012     11,500      12,757
  Visteon Corp.                                            8.25%               8/1/2010      2,050       2,236
  Wal-Mart Stores, Inc.                                   6.875%              8/10/2009     11,000      13,186
  Wal-Mart Stores, Inc.                                    4.55%               5/1/2013      1,000       1,039

  CONSUMER NONCYCLICAL (4.4%)
  Albertson's Inc.                                         7.50%              2/15/2011      3,000       3,509
  Anheuser-Busch Cos., Inc.                                7.50%              3/15/2012      4,600       5,800
  Archer-Daniels-Midland Co.                              8.875%              4/15/2011         80         104
  Becton, Dickinson & Co.                                  4.55%              4/15/2013      1,000       1,038
  Bottling Group PLC                                      4.625%             11/15/2012(2)   6,000       6,228
  Bristol-Myers Squibb                                     5.75%              10/1/2011      6,800       7,563
  Bunge Ltd. Finance Corp.                                5.875%              5/15/2013(2)   2,000       2,066
  Campbell Soup Co.                                        6.75%              2/15/2011      5,000       5,884
  Cia. Brasil de Bebidas AmBev                            10.50%             12/15/2011        900         999
  Coca-Cola Enterprises, Inc.                             6.125%              8/15/2011      5,000       5,745
  Conagra Foods, Inc.                                     7.875%              9/15/2010      5,300       6,685
  General Mills, Inc.                                      6.00%              2/15/2012      5,500       6,252
  Grand Metropolitan Investment Corp.                      9.00%              8/15/2011      3,075       4,150
  HCA Inc.                                                 6.95%               5/1/2012      1,000       1,066
  Healthcare Services                                      7.75%              6/15/2011(2)   3,750       4,463
  H.J. Heinz Co.                                          6.625%              7/15/2011      2,000       2,355
  Imperial Tobacco                                        7.125%               4/1/2009      2,775       3,242
  Johnson & Johnson                                        3.80%              5/15/2013      2,000       1,989
  Kellogg Co.                                              6.60%               4/1/2011      7,500       8,809
  Kraft Foods Inc.                                        5.625%              11/1/2011      8,700       9,455
  Kroger Co.                                               7.65%              4/15/2007      3,080       3,512
  Kroger Co.                                               7.25%               6/1/2009      1,500       1,749
  Kroger Co.                                               8.05%               2/1/2010      1,700       2,055
  Kroger Co.                                               6.80%               4/1/2011      1,500       1,702
  Kroger Co.                                               6.75%              4/15/2012      2,500       2,832
  Eli Lilly & Co.                                          6.00%              3/15/2012      3,000       3,449
  McKesson Corp.                                           7.75%               2/1/2012      3,000       3,644
  Newell Rubbermaid Inc.                                   6.75%              3/15/2012      3,350       3,887
  Panamerican Beverages Inc.                               7.25%               7/1/2009      1,000       1,058
  Procter & Gamble Co.                                     8.50%              8/10/2009      1,000       1,282
  Procter & Gamble Co.                                    6.875%              9/15/2009      3,000       3,627
  RJ Reynolds Tobacco Holdings Inc.                        7.25%               6/1/2012      3,000       3,030
  Sara Lee Corp.                                           6.25%              9/15/2011      3,000       3,472
  Sara Lee Corp.                                          3.875%              6/15/2013      2,500       2,438
  Supervalu Inc.                                           7.50%              5/15/2012      1,000       1,142
  Tenet Healthcare Corp.                                  6.375%              12/1/2011      4,450       4,205
  Tyson Foods Inc.                                         8.25%              10/1/2011      4,000       4,756

60

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Unilever Capital Corp.                                  7.125%              11/1/2010      3,000       3,663
  UnitedHealth Group Inc.                                 4.875%               4/1/2013      4,000       4,181
  Wellpoint Health Network                                6.375%              1/15/2012      1,300       1,488
  Wyeth                                                    5.25%              3/15/2013      8,000       8,460

  ENERGY (3.5%)
  Amerada Hess Corp.                                      7.375%              10/1/2009      1,500       1,784
  Anadarko Finance Co.                                     6.75%               5/1/2011      2,000       2,340
  Apache Corp.                                             6.25%              4/15/2012      4,300       5,000
  Ashland Inc.                                             6.86%               5/1/2009      2,750       2,887
  Baker Hughes Inc.                                        6.25%              1/15/2009      2,300       2,643
  Burlington Resources Inc.                                6.50%              12/1/2011      2,000       2,295
  CNOOC Finance                                           6.375%               3/8/2012(2)   3,900       4,500
  Canadian Natural Resources                               6.70%              7/15/2011      2,500       2,889
  Conoco Funding Co.                                       6.35%             10/15/2011      8,925      10,404
  Conoco Inc.                                              6.35%              4/15/2009      2,700       3,133
  Devon Financing Corp.                                   6.875%              9/30/2011      7,000       8,223
  Kerr McGee Corp.                                         7.00%              11/1/2011      1,230       1,232
  LG Caltex Oil Corp.                                      7.75%              7/25/2011(2)   2,000       2,321
  Marathon Oil Corp.                                      6.125%              3/15/2012      3,550       3,972
  Occidental Petroleum                                     6.75%              1/15/2012      8,000       9,494
  PF Export Receivables Master Trust                       6.60%              12/1/2011(1)(2)5,000       5,673
  PanCanadian Energy Corp.                                 6.30%              11/1/2011      3,000       3,398
  Pemex Finance Ltd.                                       9.69%              8/15/2009(1)   5,000       6,031
  Pemex Project Funding Master Trust                      7.875%               2/1/2009      6,750       7,695
  Pemex Project Funding Master Trust                       8.00%             11/15/2011      7,500       8,593
  Petro-Canada                                             4.00%              7/15/2013      1,800       1,748
  Petronas Capital Ltd.                                    7.00%              5/22/2012(2)   2,075       2,400
  Phillips Petroleum Co.                                   8.75%              5/25/2010      3,500       4,495
  Schlumberger Technology Corp.                            6.50%              4/15/2012(2)   3,500       4,028
  Texaco Capital Corp.                                     5.50%              1/15/2009      3,000       3,371
  Transocean Sedco Forex Inc.                             6.625%              4/15/2011      5,000       5,758
  Union Oil of California                                  5.05%              10/1/2012      3,150       3,232
  Valero Energy Corp.                                     6.875%              4/15/2012      2,500       2,854

  TECHNOLOGY (0.9%)
  Arrow Electronics Inc.                                  6.875%               7/1/2013      2,000       1,985
  Computer Sciences Corp.                                  5.00%              2/15/2013      3,100       3,262
  Electronic Data Systems                                 7.125%             10/15/2009      1,500       1,665
  Electronic Data Systems                                  6.00%               8/1/2013(2)     750         731
  First Data Corp.                                        5.625%              11/1/2011      6,000       6,716
  Hewlett-Packard Co.                                      6.50%               7/1/2012      1,500       1,744
  International Business Machines Corp.                    4.75%             11/29/2012      1,500       1,575
  International Business Machines Corp.                    7.50%              6/15/2013      4,000       5,061
  Motorola Inc.                                            5.80%             10/15/2008      2,000       2,140
  Motorola Inc.                                           7.625%             11/15/2010      4,100       4,777
  Motorola Inc.                                            8.00%              11/1/2011        500         590

  TRANSPORTATION (1.9%)
  American Airlines Inc. Pass-Through Certificates        7.024%             10/15/2009      6,050       5,687
  Burlington Northern Santa Fe Corp.                       6.75%              7/15/2011      1,590       1,849
  Burlington Northern Santa Fe Corp.                       5.90%               7/1/2012      5,000       5,560

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  CSX Corp.                                                6.30%              3/15/2012      7,500       8,526
  Canadian National Railway Co.                           6.375%             10/15/2011      1,600       1,838
  Canadian Pacific Rail                                    6.25%             10/15/2011      1,900       2,173
  Continental Airlines, Inc.
    Pass-Through Certificates                             6.563%              2/15/2012      2,500       2,625
  Delta Air Lines, Inc.
    Pass-Through Certificates                             7.111%              9/18/2011      5,000       5,025
  ERAC USA Finance Co.                                     7.35%              6/15/2008(2)   3,650       4,243
  Hertz Corp.                                              7.40%               3/1/2011      1,000       1,014
  Hertz Corp.                                             7.625%               6/1/2012      4,975       5,092
  Norfolk Southern Corp.                                   6.20%              4/15/2009      3,500       3,961
  NorthWest Airlines, Inc.
    Pass-Through Certificates                             6.841%               4/1/2011      2,000       1,980
  Southwest Airlines Co.                                   6.50%               3/1/2012      2,400       2,690
  Union Pacific Corp.                                      7.25%              11/1/2008      3,500       4,157
  Union Pacific Corp.                                      6.65%              1/15/2011        355         413
  Union Pacific Corp.                                      6.50%              4/15/2012      1,500       1,733
  United Air Lines                                        7.032%              10/1/2010      7,840       6,664

  OTHER
  Black & Decker Corp.                                    7.125%               6/1/2011        500         591
                                                                                                    ----------
                                                                                                       950,438
                                                                                                    ----------
UTILITIES (5.4%)
  ELECTRIC (4.1%)
  AEP Texas Central Co.                                    5.50%              2/15/2013(2)   1,500       1,594
  Alabama Power                                            4.70%              12/1/2010        950         994
  American Electric Power                                 5.375%              3/15/2010      2,250       2,407
  Arizona Public Service Co.                              6.375%             10/15/2011      1,500       1,690
  Arizona Public Service Co.                               4.65%              5/15/2015      1,500       1,503
  Cincinnati Gas & Electric Co.                            5.70%              9/15/2012        400         439
  Commonwealth Edison                                      6.15%              3/15/2012      3,500       3,974
  Consolidated Edison Inc.                                8.125%               5/1/2010      2,500       3,065
  Consolidated Edison Inc.                                4.875%               2/1/2013      5,000       5,252
  Constellation Energy Group Inc.                         6.125%               9/1/2009      2,000       2,266
  Constellation Energy Group Inc.                          7.00%               4/1/2012      2,100       2,446
  Consumers Energy Co.                                    5.375%              4/15/2013(2)   1,000       1,049
  Corporacion Andina de Fomento                            5.20%              5/21/2013      2,500       2,542
  DPL Inc.                                                6.875%               9/1/2011      1,000       1,091
  Detroit Edison Co.                                      6.125%              10/1/2010      8,000       9,070
  Duke Capital Corp.                                       7.50%              10/1/2009      1,000       1,146
  Duke Capital Corp.                                       6.25%              2/15/2013      1,000       1,068
  Duke Energy Corp.                                        6.25%              1/15/2012      6,300       7,036
  Energy East Corp.                                        6.75%              6/15/2012      1,750       2,005
  Firstenergy Corp.                                        6.45%             11/15/2011      4,600       5,041
  HQI Transelec Chile SA                                  7.875%              4/15/2011      4,550       5,279
  Israel Electric Corp. Ltd.                               7.95%              5/30/2011(2)   1,750       1,955
  MidAmerican Energy Co.                                  5.125%              1/15/2013      4,000       4,230
  National Rural Utilities Cooperative
    Finance Corp.                                          6.20%               2/1/2008      2,850       3,252
  National Rural Utilities Cooperative
    Finance Corp.                                          5.75%              8/28/2009      7,000       7,790

62

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  National Rural Utilities Cooperative
    Finance Corp.                                          7.25%               3/1/2012        460         552
  NiSource Finance Corp.                                  7.875%             11/15/2010      2,000       2,357
  Northeast Utilities                                      3.30%               6/1/2008      1,000         992
  Northern States Power Co.                                8.00%              8/28/2012      2,500       3,156
  Oncor Electric Delivery                                 6.375%               5/1/2012      1,250       1,426
  Oncor Electric Delivery                                 6.375%              1/15/2015(2)   1,450       1,639
  PECO Energy Co.                                          5.95%              11/1/2011      5,000       5,677
  PPL Energy Supply LLC                                    6.40%              11/1/2011      5,000       5,533
  PSEG Power Corp.                                         7.75%              4/15/2011      1,000       1,187
  PSEG Power Corp.                                         6.95%               6/1/2012      6,200       7,118
  PacifiCorp                                               6.90%             11/15/2011      5,500       6,611
  Pepco Holdings Inc.                                      6.45%              8/15/2012      1,925       2,175
  Progress Energy Inc.                                     7.10%               3/1/2011      9,850      11,472
  SCANA Corp.                                              6.25%               2/1/2012      1,320       1,494
  Southern Power & Controls Corp.                          6.25%              7/15/2012      5,785       6,516
  TXU Energy Co.                                           7.00%              3/15/2013(2)   2,000       2,215
  Union Electric Power Co.                                 6.75%               5/1/2008        120         140
  XCEL Energy Inc.                                         7.00%              12/1/2010      2,500       2,917

  NATURAL GAS (1.2%)
  Consolidated Natural Gas                                 6.25%              11/1/2011     14,100      16,134
  Duke Energy Field Services                              7.875%              8/16/2010      2,400       2,829
  Enterprise Products                                      7.50%               2/1/2011        300         353
  Enterprise Products                                     6.375%               2/1/2013      2,500       2,814
  Keyspan Corp.                                           7.625%             11/15/2010      3,000       3,649
  Kinder Morgan Inc.                                       6.50%               9/1/2012     10,000      11,423
  Sempra Energy                                            7.95%               3/1/2010      2,500       3,004
  Trans-Canada Pipelines                                   4.00%              6/15/2013      3,000       2,925

  OTHER (0.1%)
  Hydro-Quebec                                             6.30%              5/11/2011      2,500       2,949
                                                                                                    ----------
                                                                                                       187,441
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $1,711,674)                                                                                  1,884,006
--------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.5%)
--------------------------------------------------------------------------------------------------------------
Federation of Malaysia                                     8.75%               6/1/2009      4,350       5,537
Federation of Malaysia                                     7.50%              7/15/2011      3,850       4,680
Province of British Columbia                              5.375%             10/29/2008      7,000       7,868
Province of Manitoba                                       5.50%              10/1/2008      2,500       2,826
Province of Ontario                                        5.50%              10/1/2008     12,000      13,566
Province of Quebec                                         5.75%              2/15/2009     10,000      11,375
Province of Quebec                                         5.00%              7/17/2009      3,100       3,403
Province of Saskatchewan                                  7.125%              3/15/2008        600         715
Republic of Chile                                         7.125%              1/11/2012      3,500       4,069
Republic of Chile                                          5.50%              1/15/2013      2,500       2,636
Republic of Italy                                         5.625%              6/15/2012     14,800      17,038
Republic of Italy                                         4.375%              6/15/2013      2,000       2,098
Republic of Korea                                          4.25%               6/1/2013      2,000       1,943
Republic of South Africa                                  9.125%              5/19/2009      3,000       3,705
Republic of South Africa                                  7.375%              4/25/2012      4,150       4,752

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
INTERMEDIATE-TERM BOND INDEX FUND                         COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
State of Israel                                           4.625%              6/15/2013      2,800       2,745
United Mexican States                                     9.875%               2/1/2010     17,000      21,803
United Mexican States                                     8.375%              1/14/2011      8,500      10,179
United Mexican States                                     6.375%              1/16/2013      1,100       1,166
--------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $110,991)                                                                                      122,104
--------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (5.5%)
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                    1.15-1.16%               7/1/2003    172,370     172,370
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                 1.16%               7/1/2003     23,215      23,215
--------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $195,585)                                                                                      195,585
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.2%)
  (Cost $3,375,578)                                                                                  3,648,880
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.2%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   88,789
Security Lending Collateral Payable to Brokers--Note E                                               (172,370)
Other Liabilities                                                                                     (65,013)
                                                                                                    ----------
                                                                                                     (148,594)
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)                                                                                   $3,500,286
==============================================================================================================

*See Note A in Notes to Financial Statements.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.
(2)Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2003, the aggregate value of these securities was $82,624,000, representing 2.4% of net assets.

================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
Paid-in Capital                                                       $3,212,491
Undistributed Net Investment Income                                           --
Accumulated Net Realized Gains                                            14,493
Unrealized Appreciation                                                  273,302
--------------------------------------------------------------------------------
NET ASSETS                                                            $3,500,286
================================================================================

Investor Shares--Net Assets
Applicable to 247,772,075 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)   $2,767,629
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                         $11.17
================================================================================

Admiral Shares--Net Assets
Applicable to 65,591,324 outstanding $.001
  par value shares of beneficial interest (unlimited authorization)     $732,657
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                          $11.17
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (56.8%)
--------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES (49.8%)
U.S. Treasury Bond                                        13.25%              5/15/2014      5,125       8,040
U.S. Treasury Bond                                        12.50%              8/15/2014      2,300       3,548
U.S. Treasury Bond                                        11.75%             11/15/2014      5,400       8,178
U.S. Treasury Bond                                        11.25%              2/15/2015        540         921
U.S. Treasury Bond                                        9.875%             11/15/2015      2,500       3,977
U.S. Treasury Bond                                         9.25%              2/15/2016      6,875      10,532
U.S. Treasury Bond                                         7.50%             11/15/2016      6,545       8,894
U.S. Treasury Bond                                         8.75%              5/15/2017     21,090      31,596
U.S. Treasury Bond                                        8.875%              8/15/2017     54,425      82,437
U.S. Treasury Bond                                        9.125%              5/15/2018      3,000       4,654
U.S. Treasury Bond                                        8.875%              2/15/2019      1,950       2,987
U.S. Treasury Bond                                        8.125%              8/15/2019      9,895      14,317
U.S. Treasury Bond                                         8.50%              2/15/2020        900       1,348
U.S. Treasury Bond                                         8.75%              5/15/2020      4,700       7,193
U.S. Treasury Bond                                         8.75%              8/15/2020        400         613
U.S. Treasury Bond                                        7.875%              2/15/2021     21,830      31,179
U.S. Treasury Bond                                        8.125%              8/15/2021     10,210      14,937
U.S. Treasury Bond                                         8.00%             11/15/2021     31,985      46,353
U.S. Treasury Bond                                         7.25%              8/15/2022      5,500       7,455
U.S. Treasury Bond                                        7.625%             11/15/2022     55,845      78,576
U.S. Treasury Bond                                         6.75%              8/15/2026     14,225      18,550
U.S. Treasury Bond                                        6.625%              2/15/2027     11,115      14,314
U.S. Treasury Bond                                        6.375%              8/15/2027     34,930      43,766
U.S. Treasury Bond                                         5.25%             11/15/2028     24,775      26,978
U.S. Treasury Note                                        3.375%              4/30/2004      1,275       1,300
U.S. Treasury Note                                        7.875%             11/15/2004      3,675       4,011
U.S. Treasury Note                                         5.75%             11/15/2005      4,275       4,707
U.S. Treasury Note                                        6.875%              5/15/2006      1,175       1,347
U.S. Treasury Note                                        5.625%              5/15/2008      2,025       2,322
U.S. Treasury Note                                         5.50%              5/15/2009        300         346
                                                                                                    ----------
                                                                                                       485,376
                                                                                                    ----------
AGENCY BONDS AND NOTES (7.0%)
Federal Home Loan Mortgage Corp.                           6.75%              9/15/2029      1,000       1,236
Federal Home Loan Mortgage Corp.                           6.75%              3/15/2031      5,400       6,717
Federal Home Loan Mortgage Corp.                           6.25%              7/15/2032      2,925       3,434
Federal National Mortgage Assn.                            0.00%               6/1/2017      6,325       3,204
Federal National Mortgage Assn.                            0.00%              10/9/2019      8,300       3,502
Federal National Mortgage Assn.                            6.25%              5/15/2029      3,325       3,878
Federal National Mortgage Assn.                           7.125%              1/15/2030      4,075       5,285
Federal National Mortgage Assn.                            7.25%              5/15/2030     14,260      18,778
Federal National Mortgage Assn.                           6.625%             11/15/2030      1,225       1,504
Federal National Mortgage Assn.                            6.21%               8/6/2038      1,000       1,190
Tennessee Valley Auth.                                     6.25%             12/15/2017      1,100       1,328
Tennessee Valley Auth.                                     6.75%              11/1/2025      2,500       3,070
Tennessee Valley Auth.                                    7.125%               5/1/2030      9,000      11,686
Tennessee Valley Auth.                                    6.875%             12/15/2043      3,000       3,200
                                                                                                    ----------
                                                                                                        68,012
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
  (Cost $500,166)                                                                                      553,388
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (38.3%)
--------------------------------------------------------------------------------------------------------------
ASSET-BACKED/COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
PSE&G Transition Funding LLC                               6.89%             12/15/2017(1)   2,500       3,028

FINANCE (9.3%)
  BANKING (4.9%)
  Abbey National Capital Trust I                          8.963%             12/29/2049      1,550       2,233
  Asian Development Bank                                  5.593%              7/16/2018      1,500       1,681
  Bank of America Corp.                                    7.95%              12/1/2026      3,000       3,533
  Bank One Corp.                                           7.75%              7/15/2025      2,000       2,545
  Citicorp Capital II                                     8.015%              2/15/2027        450         531
  Citicorp Lease Pass-Through Trust                        7.22%              6/15/2005(1)     104         113
  Citicorp Lease Pass-Through Trust                        8.04%             12/15/2019        450         543
  Citigroup Inc.                                          4.875%               5/7/2015        600         617
  Citigroup Inc.                                          7.875%              5/15/2025      3,250       4,197
  CoreStates Capital Corp.                                 8.00%             12/15/2026      3,000       3,576
  Credit Suisse First Boston USA Inc.                     7.125%              7/15/2032        750         901
  Deutsche Bank Financial LLC                             5.375%               3/2/2015      1,050       1,125
  Fleet Capital Trust II                                   7.92%             12/11/2026      1,150       1,290
  Inter-American Development Bank                          7.00%              6/15/2025        750         948
  International Bank for
    Reconstruction & Development                          7.625%              1/19/2023      1,507       2,060
  International Bank for
    Reconstruction & Development                          8.875%               3/1/2026      1,000       1,528
  Key Bank NA                                              6.95%               2/1/2028      1,193       1,400
  Mellon Capital II                                       7.995%              1/15/2027      2,100       2,520
  J.P. Morgan Chase & Co.                                  5.25%               5/1/2015      2,200       2,284
  NB Capital Trust IV                                      8.25%              4/15/2027        400         480
  National City Corp.                                     6.875%              5/15/2019      1,200       1,450
  NationsBank Corp.                                        7.25%             10/15/2025        375         463
  Norwest Corp.                                            6.65%             10/15/2023      1,145       1,325
  Royal Bank of Scotland PLC                              7.648%              9/30/2031      2,475       3,157
  Suntrust Capital                                         7.90%              6/15/2027        750         880
  Swiss Bank Corp.                                        7.375%              7/15/2015        750         923
  Swiss Bank Corp.                                         7.00%             10/15/2015        750         927
  Swiss Bank Corp.                                        7.375%              6/15/2017        300         388
  US Bancorp                                               8.27%             12/15/2026        750         902
  US Bank NA                                               6.30%               2/4/2014        600         704
  Washington Mutual Bank                                  8.375%               6/1/2027      1,000       1,183
  Wells Fargo & Co.                                        5.00%             11/15/2014      1,000       1,060

  BROKERAGE (1.1%)
  Bear Stearns & Co., Inc.                                 5.70%             11/15/2014      1,050       1,154
  Bear Stearns & Co., Inc.                                 4.65%               7/2/2018        500         487
  Dean Witter, Discover & Co.                              6.75%             10/15/2013        200         237
  Goldman Sachs Group Inc.                                 5.50%             11/15/2014      1,950       2,113
  Goldman Sachs Group Inc.                                6.125%              2/15/2033        800         858
  Lehman Brothers Holdings Inc.                            8.80%               3/1/2015      1,000       1,337
  Merrill Lynch & Co., Inc.                               6.875%             11/15/2018      1,250       1,504
  Morgan Stanley Dean Witter Discover & Co.                7.25%               4/1/2032      2,750       3,378

66

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  FINANCE COMPANIES (1.5%)
  Boeing Capital Corp.                                     5.80%              1/15/2013      2,000       2,163
  General Electric Capital Corp.                           6.75%              3/15/2032      4,875       5,728
  General Motors Acceptance Corp.                          8.00%              11/1/2031      2,720       2,670
  Household Finance Corp.                                 7.625%              5/17/2032        500         639
  Household Finance Corp.                                  7.35%             11/27/2032        200         249
  International Lease Finance Corp.                       5.875%               5/1/2013      1,000       1,073
  SLM Corp.                                                5.05%             11/14/2014      1,400       1,493

  INSURANCE (1.5%)
  ACE Capital Trust II                                     9.70%               4/1/2030      1,000       1,337
  AEGON NV                                                 4.75%               6/1/2013        500         504
  AIG SunAmerica Global Financing IX                       6.90%              3/15/2032      1,200       1,448
  AXA SA                                                   8.60%             12/15/2030      1,150       1,467
  Allstate Corp.                                          6.125%             12/15/2032      1,250       1,386
  American General Capital II                              8.50%               7/1/2030      1,000       1,381
  Aon Capital Trust                                       8.205%               1/1/2027        900       1,028
  CIGNA Corp.                                             7.875%              5/15/2027        250         299
  Fund American Cos. Inc.                                 5.875%              5/15/2013        100         105
  Hartford Life Inc.                                      7.375%               3/1/2031        600         728
  MetLife Inc.                                             6.50%             12/15/2032        500         571
  Progressive Corp.                                       6.625%               3/1/2029      1,000       1,177
  Prudential Holdings, LLC                                8.695%             12/18/2023        950       1,221
  Travelers Property Casualty Corp.                        7.75%              4/15/2026        275         351
  Travelers Property Casualty Corp.                       6.375%              3/15/2033      1,000       1,094
  UnumProvident Corp.                                      6.75%             12/15/2028        625         597

  REAL ESTATE INVESTMENT TRUSTS (0.3%)
  Boston Properties Inc.                                  5.625%              4/15/2015        500         527
  EOP Operating LP                                        7.875%              7/15/2031      1,100       1,332
  Equity Residential Properties Trust                      5.20%               4/1/2013        500         526
  Security Capital Pacific Trust                           8.05%               4/1/2017        200         239
  Susa Partnership LP                                      7.50%              12/1/2027        400         481
                                                                                                    ----------
                                                                                                        90,349
                                                                                                    ----------
INDUSTRIAL (24.3%)
  BASIC INDUSTRY (1.6%)
  Alcan Inc.                                               7.25%              3/15/2031      1,000       1,250
  Alcoa Inc.                                              5.375%              1/15/2013      2,000       2,170
  Dow Chemical Co.                                        7.375%              11/1/2029      1,000       1,162
  Eastman Chemical Co.                                     7.25%              1/15/2024        400         450
  Eastman Chemical Co.                                     7.60%               2/1/2027        300         357
  International Paper Co.                                  5.30%               4/1/2015      1,900       1,955
  Phelps Dodge Corp.                                       9.50%               6/1/2031        375         451
  Rohm & Haas Co.                                          9.80%              4/15/2020(1)     468         627
  Rohm & Haas Co.                                          7.85%              7/15/2029        300         390
  Sappi Papier Holding AG                                  7.50%              6/15/2032        475         553
  Union Carbide Corp.                                      7.75%              10/1/2096        425         394
  Westvaco Corp.                                           8.20%              1/15/2030      1,500       1,898
  Weyerhaeuser Co.                                         8.50%              1/15/2025        600         744
  Weyerhaeuser Co.                                        7.375%              3/15/2032      1,500       1,720
  Willamette Industries                                    7.85%               7/1/2026      1,000       1,181

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  CAPITAL GOODS (2.0%)
  The Boeing Co.                                          6.625%              2/15/2038        700         765
  Caterpillar, Inc.                                        6.95%               5/1/2042      2,175       2,714
  Caterpillar, Inc.                                       7.375%               3/1/2097         50          63
  Deere & Co.                                              6.95%              4/25/2014      1,150       1,391
  Deere & Co.                                              8.50%               1/9/2022        115         153
  Emerson Electric Co.                                     5.00%             12/15/2014        600         640
  Goodrich Corp.                                           7.00%              4/15/2038        500         492
  Lockheed Martin Corp.                                    8.50%              12/1/2029      2,750       3,740
  Masco Corp.                                              7.75%               8/1/2029        550         705
  Northrop Grumman Corp.                                   7.75%              2/15/2031      2,250       2,901
  Raytheon Co.                                             7.20%              8/15/2027        850         994
  Raytheon Co.                                             7.00%              11/1/2028      1,000       1,147
  USA Waste Services Inc.                                  7.00%              7/15/2028      1,450       1,642
  United Technologies Corp.                               8.875%             11/15/2019        545         749
  United Technologies Corp.                                7.50%              9/15/2029        525         673
  Waste Management, Inc.                                   7.75%              5/15/2032        475         594

  COMMUNICATION (6.3%)
  AT&T Broadband Corp.                                    9.455%             11/15/2022        973       1,318
  AT&T Corp.                                               8.50%             11/15/2031      2,900       3,308
  AT&T Wireless Services Inc.                              8.75%               3/1/2031      2,225       2,774
  Alltel Corp.                                            7.875%               7/1/2032      1,000       1,313
  Ameritech Capital Funding                                6.55%              1/15/2028      1,000       1,134
  BellSouth Capital Funding                               7.875%              2/15/2030      2,500       3,213
  BellSouth Corp.                                         6.875%             10/15/2031      1,000       1,185
  British Telecommunications PLC                          8.875%             12/15/2030      2,325       3,181
  Cingular Wireless                                       7.125%             12/15/2031        500         587
  Citizens Communications                                  9.00%              8/15/2031        425         569
  Clear Channel Communications                             7.25%             10/15/2027        700         785
  Comcast Cable Communications Inc.                       7.125%              6/15/2013      1,100       1,286
  Comcast Cable Communications Inc.                       8.875%               5/1/2017      1,000       1,332
  Comcast Corp.                                            5.30%              1/15/2014      1,050       1,081
  Comcast Corp.                                            6.50%              1/15/2015      1,000       1,131
  Deutsche Telekom International Finance                   8.75%              6/15/2030      3,425       4,391
  France Telecom                                          10.00%               3/1/2031      2,025       2,793
  GTE Corp.                                                8.75%              11/1/2021        900       1,183
  Grupo Televisa SA                                        8.50%              3/11/2032        250         270
  Harcourt General, Inc.                                  8.875%               6/1/2022        850       1,112
  Koninklijke KPN NV                                      8.375%              10/1/2030      1,500       1,959
  Michigan Bell Telephone Co.                              7.85%              1/15/2022      1,522       1,911
  New England Telephone & Telegraph Co.                   6.875%              10/1/2023        110         111
  New England Telephone & Telegraph Co.                   7.875%             11/15/2029        600         780
  News America Holdings Inc.                               9.25%               2/1/2013      1,500       1,990
  News America Holdings Inc.                               8.00%             10/17/2016        750         945
  News America Holdings Inc.                               7.75%              1/20/2024      1,000       1,170
  News America Holdings Inc.                               8.15%             10/17/2036        525         646
  News America Holdings Inc.                               7.75%              12/1/2045        125         148
  Southwestern Bell Telephone Co.                          7.25%              7/15/2025        450         450
  Sprint Capital Corp.                                    7.625%              1/30/2011        275         314
  Sprint Capital Corp.                                    6.875%             11/15/2028        600         611
  Sprint Capital Corp.                                     8.75%              3/15/2032      3,800       4,539

68

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  TCI Communications Inc.                                 7.875%               8/1/2013      1,000       1,223
  TCI Communications Inc.                                 9.875%              6/15/2022        500         643
  Telefonica Europe BV                                     8.25%              9/15/2030      1,400       1,884
  Verizon Global Funding Corp.                            7.375%               9/1/2012        750         915
  Verizon Global Funding Corp.                             7.75%              12/1/2030      2,500       3,138
  Verizon New York Inc.                                   7.375%               4/1/2032      1,200       1,460
  Vodafone AirTouch PLC                                   7.875%              2/15/2030        800       1,028
  Vodafone Group PLC                                      4.625%              7/15/2018      1,500       1,463

  CONSUMER CYCLICAL (4.8%)
  AOL Time Warner Inc.                                    7.625%              4/15/2031      5,750       6,588
  Auburn Hills Trust                                     12.375%               5/1/2020        260         386
  Cendant Corp.                                           7.125%              3/15/2015        550         638
  Chrysler Corp.                                           7.45%               3/1/2027      1,000       1,050
  DaimlerChrysler North America Holding Corp.              8.50%              1/18/2031      1,225       1,445
  Dayton Hudson Corp.                                      6.75%               1/1/2028        750         868
  Dayton Hudson Corp.                                      6.65%               8/1/2028        500         573
  The Walt Disney Co.                                      7.00%               3/1/2032      1,550       1,804
  Federated Department Stores, Inc.                        7.00%              2/15/2028        600         675
  Federated Department Stores, Inc.                        6.90%               4/1/2029        500         557
  Ford Motor Co.                                          6.625%              10/1/2028      1,000         850
  Ford Motor Co.                                          6.375%               2/1/2029      2,500       2,057
  Ford Motor Co.                                           7.45%              7/16/2031      4,950       4,587
  Ford Motor Co.                                           8.90%              1/15/2032      1,000       1,046
  General Motors Corp.                                     8.25%              7/15/2023        425         423
  General Motors Corp.                                     6.75%               5/1/2028      4,300       3,696
  General Motors Corp.                                    8.375%              7/15/2033      1,375       1,354
  Liberty Media Corp.                                      8.25%               2/1/2030      1,575       1,884
  Lowe's Co. Inc.                                         6.875%              2/15/2028      1,050       1,241
  May Department Stores Co.                                9.75%              2/15/2021         36          48
  May Department Stores Co.                                6.70%              9/15/2028      1,375       1,477
  PHH Corp.                                               7.125%               3/1/2013        425         485
  Pulte Homes Inc.                                        7.875%              6/15/2032      1,000       1,226
  Sears Roebuck Acceptance Corp.                           7.00%               6/1/2032      1,600       1,791
  Target Corp.                                             7.00%              7/15/2031        200         240
  Time Warner Entertainment                               8.375%              3/15/2023      1,650       2,080
  Time Warner Inc.                                         7.57%               2/1/2024        500         564
  Toys R Us Inc.                                           8.75%               9/1/2021        175         196
  Viacom Inc.                                             7.875%              7/30/2030      1,415       1,857
  Viacom Inc.                                              5.50%              5/15/2033      1,000         990
  Wal-Mart Stores, Inc.                                    4.55%               5/1/2013      1,000       1,039
  Wal-Mart Stores, Inc.                                    7.55%              2/15/2030      1,800       2,382
  Wendy's International Inc.                               6.20%              6/15/2014        500         572

  CONSUMER NONCYCLICAL (3.6%)
  Albertson's Inc.                                         8.00%               5/1/2031      1,500       1,795
  Anheuser-Busch Cos., Inc.                               7.125%               7/1/2017        600         697
  Anheuser-Busch Cos., Inc.                                6.75%             12/15/2027        250         300
  Anheuser-Busch Cos., Inc.                                6.80%              8/20/2032      1,125       1,371
  Archer-Daniels-Midland Co.                              8.375%              4/15/2017      1,000       1,363
  Archer-Daniels-Midland Co.                              5.935%              10/1/2032      1,250       1,333
  C.R. Bard, Inc.                                          6.70%              12/1/2026        500         561

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  Becton, Dickinson & Co.                                  4.90%              4/15/2018        500         524
  Bristol-Myers Squibb                                     6.80%             11/15/2026        239         281
  Coca-Cola Enterprises, Inc.                              8.50%               2/1/2022        850       1,149
  Coca-Cola Enterprises, Inc.                              6.95%             11/15/2026      1,250       1,502
  Coca-Cola Enterprises, Inc.                              6.75%              9/15/2028        750         887
  Conagra Foods, Inc.                                      8.25%              9/15/2030      1,500       2,024
  Grand Metropolitan Investment Corp.                      7.45%              4/15/2035        500         652
  Johnson & Johnson                                        4.95%              5/15/2033      1,250       1,222
  Kellogg Co.                                              7.45%               4/1/2031      1,675       2,132
  Kraft Foods Inc.                                         6.50%              11/1/2031        800         877
  Kroger Co.                                               7.70%               6/1/2029        200         239
  Kroger Co.                                               8.00%              9/15/2029      1,175       1,457
  Eli Lilly & Co.                                         7.125%               6/1/2025      1,000       1,263
  Merck & Co.                                              6.40%               3/1/2028        500         589
  Pepsi Bottling Group Inc.                                7.00%               3/1/2029        700         848
  Pharmacia Corp.                                          6.60%              12/1/2028      2,000       2,436
  Philip Morris Cos., Inc.                                 7.75%              1/15/2027        550         591
  Procter & Gamble Co. ESOP                                9.36%               1/1/2021      2,505       3,519
  Safeway, Inc.                                            7.25%               2/1/2031      1,431       1,615
  Sara Lee Corp.                                          6.125%              11/1/2032        500         548
  Tenet Healthcare Corp.                                  6.875%             11/15/2031        325         289
  Tyson Foods Inc.                                         7.00%               5/1/2018      1,000       1,096
  Unilever Capital Corp.                                   5.90%             11/15/2032      1,000       1,083
  Wyeth                                                    5.25%              3/15/2013      1,000       1,057

  ENERGY (3.5%)
  Alberta Energy Co. Ltd.                                 7.375%              11/1/2031      1,250       1,570
  Amerada Hess Corp.                                      7.125%              3/15/2033      2,000       2,290
  Anadarko Finance Co.                                     7.50%               5/1/2031        150         190
  Apache Corp.                                            7.375%              8/15/2047      1,000       1,276
  Burlington Resources Inc.                                7.40%              12/1/2031      1,150       1,457
  Canadian Natural Resources                               7.20%              1/15/2032        600         742
  Conoco Funding Co.                                       7.25%             10/15/2031        500         625
  ConocoPhillips Corp.                                     5.90%             10/15/2032        500         535
  Devon Financing Corp.                                   7.875%              9/30/2031      1,550       1,974
  Kerr McGee Corp.                                        7.875%              9/15/2031      1,200       1,482
  Marathon Oil Corp.                                       6.80%              3/15/2032      1,000       1,117
  Norsk Hydro                                              7.15%              1/15/2029      1,000       1,227
  Occidental Petroleum                                     7.20%               4/1/2028      1,400       1,686
  Pemex Project Funding Master Trust                      7.375%             12/15/2014      3,400       3,701
  Pemex Project Funding Master Trust                      7.375%             12/15/2014        500         544
  Pemex Project Funding Master Trust                      8.625%               2/1/2022        250         285
  Petro-Canada                                             5.35%              7/15/2033      1,000         955
  Petronas Capital Ltd.                                   7.875%              5/22/2022        750         889
  Suncor Energy Inc.                                       7.15%               2/1/2032      1,300       1,526
  Talisman Energy, Inc.                                    7.25%             10/15/2027      1,000       1,058
  Texaco Capital Corp.                                    8.875%               9/1/2021        155         220
  Tosco Corp.                                              7.80%               1/1/2027        350         446
  Tosco Corp.                                             8.125%              2/15/2030      2,500       3,348
  Transocean Sedco Forex Inc.                              7.50%              4/15/2031      2,000       2,461
  Union Oil Co. of California                              7.50%              2/15/2029      1,000       1,205
  Valero Energy Corp.                                      7.50%              4/15/2032      1,000       1,152

70

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  TECHNOLOGY (0.7%)
  Arrow Electronics Inc.                                  6.875%               7/1/2013        300         298
  Electronic Data Systems                                  6.00%               8/1/2013      1,250       1,219
  International Business Machines Corp.                    7.00%             10/30/2025        750         902
  International Business Machines Corp.                    6.50%              1/15/2028      2,200       2,532
  International Business Machines Corp.                   5.875%             11/29/2032        500         536
  International Business Machines Corp.                   7.125%              12/1/2096        500         613
  Motorola Inc.                                            7.50%              5/15/2025        100         109
  Motorola Inc.                                            6.50%             11/15/2028      1,000       1,035

  TRANSPORTATION (1.8%)
  Burlington Northern Santa Fe Corp.                       6.75%              3/15/2029      1,600       1,810
  Burlington Northern Santa Fe Corp.                       7.95%              8/15/2030      1,300       1,698
  Burlington Northern Santa Fe Corp.                       7.25%               8/1/2097        250         289
  CSX Corp.                                                7.95%               5/1/2027      1,250       1,601
  Canadian National Railway Co.                            6.80%              7/15/2018      1,025       1,280
  Canadian Pacific Rail                                   7.125%             10/15/2031        925       1,132
  Continental Airlines, Inc.
    (Equipment Trust Certificates)                        6.648%              9/15/2017      2,501       2,364
  Delta Air Lines, Inc. Pass-Through Certificates         7.111%              9/18/2011        375         377
  Feeral Express Corp.                                     7.60%               7/1/2097      1,000       1,222
  Norfolk Southern Corp.                                   7.70%              5/15/2017      2,400       3,067
  Norfolk Southern Corp.                                   7.25%              2/15/2031        275         329
  Norfolk Southern Corp.                                   7.90%              5/15/2097        100         124
  NorthWest Airlines, Inc.
    Pass-Through Certificates                             6.841%               4/1/2011        975         965
  Union Pacific Corp.                                      7.00%               2/1/2016        550         664
  Union Pacific Corp.                                     7.125%               2/1/2028      1,000       1,195
                                                                                                    ----------
                                                                                                       237,230
                                                                                                    ----------
UTILITIES (4.4%)
  ELECTRIC (2.9%)
  AEP Texas Central Co.                                    6.65%              2/15/2033      1,600       1,751
  Alabama Power                                            5.50%             10/15/2017      2,700       2,973
  Arizona Public Service Co.                               4.65%              5/15/2015        375         376
  Arizona Public Service Co.                               7.25%               8/1/2023        200         205
  Commonwealth Edison Co.                                  7.50%               7/1/2013        750         942
  Commonwealth Edison Co.                                  4.70%              4/15/2015        700         722
  Constellation Energy Group Inc.                          7.60%               4/1/2032        850       1,026
  Detroit Edison Co.                                       6.35%             10/15/2032      1,225       1,402
  Dominion Resources Capital Trust III                     8.40%              1/15/2031        300         382
  Dominion Resources Inc.                                  6.75%             12/15/2032      1,000       1,123
  Duke Capital Corp.                                       6.75%              2/15/2032        575         585
  Duke Energy Corp.                                        6.45%             10/15/2032        700         757
  Entergy Gulf States, Inc.                                6.20%               7/1/2033      1,000         968
  Firstenergy Corp.                                       7.375%             11/15/2031      2,300       2,586
  Florida Power & Light                                   5.625%               4/1/2034        799         830
  MidAmerican Energy Co.                                   6.75%             12/30/2031      1,675       1,917
  National Rural Utilities Cooperative Finance Corp.       8.00%               3/1/2032      1,000       1,310
  Oncor Electric Delivery                                 6.375%              1/15/2015        225         254
  Oncor Electric Delivery                                  7.00%               9/1/2022      1,350       1,516
  Oncor Electric Delivery                                  7.25%              1/15/2033      1,025       1,210
  PSEG Power Corp.                                        8.625%              4/15/2031        400         514

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
LONG-TERM BOND INDEX FUND                                 COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
  PacifiCorp                                               7.70%             11/15/2031        400         511
  Progress Energy Inc.                                     7.00%             10/30/2031      1,000       1,111
  South Carolina Electric & Gas Co.                       6.625%               2/1/2032      1,550       1,839
  Virginia Electric & Power Co.                            6.75%              10/1/2023      1,000         998

  NATURAL GAS (0.7%)
  Columbia Energy Group                                    7.62%             11/28/2025        400         439
  Duke Energy Field Services                              8.125%              8/16/2030        400         499
  Enterprise Products                                     6.875%               3/1/2033        500         559
  Keyspan Corp.                                            8.00%             11/15/2030      1,000       1,349
  Kinder Morgan Energy Partners, LP                        7.30%              8/15/2033      1,500       1,790
  Kinder Morgan Inc.                                       6.50%               9/1/2012        350         400
  Southern Union Co.                                       7.60%               2/1/2024        500         504
  Texas Gas Transmission Corp.                             4.60%               6/1/2015        500         492
  TransCanada Pipelines                                    6.49%              1/21/2009      1,000       1,085

  OTHER (0.8%)
  Hydro-Quebec                                             7.50%               4/1/2016      5,000       6,539
  Ontario Hydro Electric                                   7.45%              3/31/2013      1,000       1,285
                                                                                                    ----------
                                                                                                        42,749
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
  (Cost $333,592)                                                                                      373,356
--------------------------------------------------------------------------------------------------------------
SOVEREIGN BONDS (U.S. Dollar-Denominated)(3.2%)
--------------------------------------------------------------------------------------------------------------
Province of British Columbia                               6.50%              1/15/2026      1,500       1,824
Province of Newfoundland                                   9.00%               6/1/2019        300         428
Province of Newfoundland                                  10.00%              12/1/2020        750       1,174
Province of Quebec                                        7.125%               2/9/2024      2,000       2,511
Province of Quebec                                         7.50%              9/15/2029      1,500       1,997
Province of Saskatchewan                                  7.375%              7/15/2013        600         778
Region of Lombardy                                        5.804%             10/25/2032      1,000       1,075
Republic of El Salvador                                    8.25%              4/10/2032        275         268
Republic of Italy                                         6.875%              9/27/2023      3,425       4,366
Republic of Italy                                         5.375%              6/15/2033      1,500       1,595
Republic of Korea                                          4.25%               6/1/2013      1,000         972
Republic of South Africa                                   8.50%              6/23/2017        750         915
United Mexican States                                     6.625%               3/3/2015      1,000       1,062
United Mexican States                                      8.00%              9/24/2022      4,000       4,530
United Mexican States                                      8.30%              8/15/2031      6,200       7,161
United Mexican States                                      7.50%               4/8/2033      1,000       1,060
--------------------------------------------------------------------------------------------------------------
TOTAL SOVEREIGN BONDS
  (Cost $28,294)                                                                                        31,716
--------------------------------------------------------------------------------------------------------------

72

--------------------------------------------------------------------------------------------------------------
                                                                                              FACE      MARKET
                                                                               MATURITY     AMOUNT      VALUE*
                                                          COUPON                   DATE      (000)       (000)
--------------------------------------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (4.4%)
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account--Note E                    1.15-1.16%               7/1/2003    $32,734     $32,734
Collateralized by U.S. Government Obligations
  in a Pooled Cash Account                                 1.16%               7/1/2003      9,762       9,762
--------------------------------------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $42,496)                                                                                        42,496
--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.7%)
  (Cost $904,548)                                                                                    1,000,956
--------------------------------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.7%)
--------------------------------------------------------------------------------------------------------------
Other Assets--Note B                                                                                   24,035
Security Lending Collateral Payable to Brokers--Note E                                                (32,734)
Other Liabilities                                                                                     (17,178)
                                                                                                    ----------
                                                                                                      (25,877)
                                                                                                    ----------
--------------------------------------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------------------------------------
Applicable to 79,336,703 outstanding $.001 par value shares
  of beneficial interest (unlimited authorization)                                                    $975,079
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                                                               $12.29
==============================================================================================================

*See Note A in Notes to Financial Statements.
(1)The average maturity is shorter than the final maturity shown due to scheduled interim principal payments.

================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                          AMOUNT             PER
                                                           (000)           SHARE
--------------------------------------------------------------------------------
Paid-in Capital                                         $865,827          $10.91
Undistributed Net Investment Income                           --              --
Accumulated Net Realized Gains                            12,844             .16
Unrealized Appreciation                                   96,408            1.22
--------------------------------------------------------------------------------
NET ASSETS                                              $975,079          $12.29
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.

------------------------------------------------------------------------------------------------------
                                 TOTAL BOND          SHORT-TERM    INTERMEDIATE-             LONG-TERM
                               MARKET INDEX          BOND INDEX        TERM BOND            BOND INDEX
                                       FUND                FUND       INDEX FUND                  FUND
                               -----------------------------------------------------------------------
                                                     SIX MONTHS ENDED JUNE 30, 2003
                               -----------------------------------------------------------------------
                                      (000)               (000)            (000)                 (000)
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
   Interest                       $ 633,050            $ 61,931         $ 82,990              $ 23,831
   Security Lending                   1,534                 334              199                    36
------------------------------------------------------------------------------------------------------
      Total Income                  634,584              62,265           83,189                23,867
------------------------------------------------------------------------------------------------------
EXPENSES
   The Vanguard Group--Note B
   Investment Advisory Services       1,806                 245              226                    60
   Management and Administrative
      Investor Shares                15,942               2,352            2,274                   786
      Admiral Shares                  1,346                 564              462                    --
      Institutional Shares            2,022                  --               --                    --
   Marketing and Distribution
      Investor Shares                 1,353                 243              192                    56
      Admiral Shares                    125                  58               43                    --
      Institutional Shares              603                  --               --                    --
   Custodian Fees                       149                   9                6                     5
   Shareholders' Reports
      Investor Shares                   229                  28               31                    16
      Admiral Shares                      1                  --               --                    --
      Institutional Shares               14                  --               --                    --
   Trustees' Fees and Expenses           18                   2                2                     1
------------------------------------------------------------------------------------------------------
      Total Expenses                 23,608               3,501            3,236                   924
------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME               610,976              58,764           79,953                22,943
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
------------------------------------------------------------------------------------------------------
   Investment Securities Sold       117,254              21,622           38,097                16,688
   Swap Contracts                    10,634                  --               --                    --
------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)            127,888              21,622           38,097                16,688
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
   Investment Securities            231,696              21,273           88,548                29,621
   Swap Contracts                     5,815                  --               --                    --
------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                   237,511              21,273           88,548                29,621
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS       $976,375            $101,659         $206,598               $69,252
======================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of DISTRIBUTIONS--NET INVESTMENT INCOME generally equal the net income earned as shown under the Operations section. The amounts of DISTRIBUTIONS--REALIZED CAPITAL GAIN may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. THE CAPITAL SHARE TRANSACTIONS section shows the net amount shareholders invested in or redeemed from the fund. DISTRIBUTIONS AND CAPITAL SHARE TRANSACTIONS are shown separately for each class of shares.

--------------------------------------------------------------------------------
                                                              TOTAL BOND MARKET
                                                                     INDEX FUND
                                                     --------------------------
                                                    SIX MONTHS             YEAR
                                                         ENDED            ENDED
                                                 JUNE 30, 2003     DEC.31, 2002
                                                         (000)            (000)
--------------------------------------------------------------------------------
INCREASE  (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                            $ 610,976       $1,342,333
   Realized Net Gain (Loss)                           127,888         (249,817)
   Change in Unrealized Appreciation (Depreciation)   237,511          837,340
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                          976,375        1,929,856
--------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
      Investor Shares                                (429,438)        (859,766)
      Admiral Shares                                  (48,105)         (81,176)
      Institutional  Shares                          (161,848)        (397,784)
   Realized Capital Gain*
      Investor Shares                                       --         (15,843)
      Admiral Shares                                        --          (1,366)
      Institutional Shares                                  --          (7,626)
--------------------------------------------------------------------------------
   Total Distributions                               (639,391)      (1,363,561)
--------------------------------------------------------------------------------
CAPITAL SHARE  TRANSACTIONS--Note F
   Investor Shares                                    968,232        2,189,084
   Admiral Shares                                     189,316          900,037
   Institutional Shares                              (376,924)        (408,466)
--------------------------------------------------------------------------------
   Net Increase (Decrease)
   from Capital Share Transactions                    780,624        2,680,655
--------------------------------------------------------------------------------
   Total Increase (Decrease)                        1,117,608        3,246,950
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                              5,006,441       21,759,491
--------------------------------------------------------------------------------
   End of Period                                   $6,124,049      $25,006,441
================================================================================
*Includes fiscal 2002 short-term gain distributions totaling $4,515,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.


STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                             SHORT-TERM                       INTERMEDIATE-TERM
                                                          BOND INDEX FUND                      BOND INDEX FUND
                                                    ----------------------------        ---------------------------
                                                     SIX MONTHS             YEAR         SIX MONTHS            YEAR
                                                          ENDED            ENDED              ENDED           ENDED
                                                  JUNE 30, 2003    DEC. 31, 2002      JUNE 30, 2003   DEC. 31, 2002
                                                          (000)            (000)              (000)           (000)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                              $ 58,764        $ 111,515           $ 79,953       $ 157,063
   Realized Net Gain (Loss)                             21,622          (11,328)            38,097         (23,624)
   Change in Unrealized Appreciation (Depreciation)     21,273           61,462             88,548         156,718
-------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                           101,659          161,649            206,598         290,157
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Net Investment Income
      Investor Shares                                  (44,518)         (87,655)           (62,789)       (127,180)
      Admiral Shares                                   (14,246)         (23,860)           (17,164)        (29,883)
      Institutional Shares                                   --               --                 --              --
   Realized Capital Gain*
      Investor Shares                                        --          (3,707)                 --         (1,594)
      Admiral Shares                                         --            (887)                 --           (368)
      Institutional Shares                                   --               --                 --              --
-------------------------------------------------------------------------------------------------------------------
   Total Distributions                                 (58,764)        (116,109)           (79,953)       (159,025)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
      Investor Shares                                  337,989          839,186            253,044         214,012
      Admiral Shares                                   132,426          488,589             43,924         287,761
      Institutional Shares                                   --               --                 --              --
-------------------------------------------------------------------------------------------------------------------
      Net Increase (Decrease) from
      Capital Share Transactions                       470,415        1,327,775            296,968         501,773
-------------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease)                           513,310        1,373,315            423,613         632,905
-------------------------------------------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                               3,326,498        1,953,183          3,076,673       2,443,768
-------------------------------------------------------------------------------------------------------------------
   End of Period                                    $3,839,808       $3,326,498         $3,500,286      $3,076,673
===================================================================================================================

*Includes fiscal 2002 short-term gain distributions by the Short-Term Bond Index Fund totaling $2,506,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

                                                               LONG-TERM
                                                            BOND INDEX FUND
                                              ----------------------------------
                                               SIX MONTHS                   YEAR
                                                    ENDED                  ENDED
                                            JUNE 30, 2003          DEC. 31, 2002
                                                    (000)                  (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
   Net Investment Income                        $ 22,943               $ 38,525
   Realized Net Gain (Loss)                       16,688                 (1,672)
   Change in Unrealized Appreciation
      (Depreciation)                              29,621                 54,550
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
   Resulting from Operations                      69,252                 91,403
--------------------------------------------------------------------------------
DISTRIBUTIONS
Net Investment Income
      Investor Shares                            (22,943)               (38,525)
      Admiral Shares                                   --                     --
      Institutional Shares                             --                     --
   Realized Capital Gain
      Investor Shares                                  --                     --
      Admiral Shares                                   --                     --
      Institutional Shares                             --                     --
--------------------------------------------------------------------------------
      Total Distributions                        (22,943)               (38,525)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
   Investor Shares                               134,837                198,594
   Admiral Shares                                      --                     --
   Institutional Shares                                --                     --
--------------------------------------------------------------------------------
      Net Increase (Decrease) from
      Capital Share Transactions                 134,837                198,594
--------------------------------------------------------------------------------
Total Increase (Decrease)                        181,146                251,472
--------------------------------------------------------------------------------
NET ASSETS
   Beginning of Period                           793,933                542,461
--------------------------------------------------------------------------------
End of Period                                   $975,079               $793,933
================================================================================

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                             ENDED    ---------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2003      2002     2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                        $10.38    $10.15   $ 9.96     $9.56    $10.27    $10.09
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .254      .572     .632      .648      .617      .624
   Net Realized and Unrealized Gain (Loss)
      on Investments                                          .146      .239     .190      .400     (.695)     .218
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                           .400      .811     .822     1.048     (.078)     .842
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.260)    (.570)   (.632)    (.648)    (.617)    (.624)
   Distributions from Realized Capital Gains                    --     (.011)      --        --     (.015)    (.038)
-------------------------------------------------------------------------------------------------------------------
      Total Distributions                                    (.260)    (.581)   (.632)    (.648)    (.632)    (.662)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.52    $10.38   $10.15     $9.96    $ 9.56    $10.27
===================================================================================================================
TOTAL RETURN*                                                 3.90%     8.26%    8.43%    11.39%    -0.76%     8.58%
===================================================================================================================

RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                    $17,874   $16,676  $14,116   $11,180    $9,477    $7,765
   Ratio of Total Expenses to Average Net Assets           0.22%**     0.22%    0.22%     0.22%     0.20%     0.20%
   Ratio of Net Investment Income to Average Net Assets    4.82%**     5.63%    6.21%     6.72%     6.26%     6.10%
   Portfolio Turnover Rate                                   51%**       75%      67%       53%       55%       57%
===================================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.


TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED    NOV. 12* TO
                                                          JUNE 30,      DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003          2002           2001
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.38        $10.15         $10.44
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .257          .578           .082
   Net Realized and Unrealized Gain (Loss) on Investments     .146          .239          (.290)
-----------------------------------------------------------------------------------------------
      Total from Investment Operations                        .403          .817          (.208)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.263)        (.576)         (.082)
   Distributions from Realized Capital Gains                    --         (.011)            --
-----------------------------------------------------------------------------------------------
      Total Distributions                                    (.263)        (.587)         (.082)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.52        $10.38         $10.15
===============================================================================================
TOTAL RETURN                                                  3.93%         8.32%         -2.00%
===============================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                     $2,020        $1,805           $866
   Ratio of Total Expenses to Average Net Assets             0.17%**       0.17%          0.17%**
   Ratio of Net Investment Income to Average Net Assets      4.88%**       5.66%          5.97%**
Portfolio Turnover Rate                                        51%**         75%            67%
===============================================================================================
*Inception.
**Annualized.



TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
-------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                   YEAR ENDED DECEMBER 31,
                                                             ENDED    ---------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2003      2002     2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.38    $10.15   $ 9.96     $9.56    $10.27    $10.09
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .261      .585     .644      .659      .627      .635
   Net Realized and Unrealized Gain (Loss)
   on Investments                                             .146      .239     .190      .400     (.695)     .218
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                           .407      .824     .834     1.059     (.068)     .853
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.267)    (.583)   (.644)    (.659)    (.627)    (.635)
   Distributions from Realized Capital Gains                    --     (.011)      --        --     (.015)    (.038)
-------------------------------------------------------------------------------------------------------------------
      Total Distributions                                    (.267)    (.594)   (.644)    (.659)    (.642)    (.673)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.52    $10.38   $10.15     $9.96    $ 9.56    $10.27
===================================================================================================================
TOTAL RETURN                                                  3.96%     8.39%    8.56%    11.52%    -0.66%     8.69%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                     $6,230    $6,525   $6,778    $4,570    $3,204    $2,493
   Ratio of Total Expenses to Average Net Assets             0.10%*    0.10%    0.10%     0.10%     0.10%     0.10%
   Ratio of Net Investment Income to Average Net Assets      4.97%*    5.77%    6.32%     6.84%     6.36%     6.21%
   Portfolio Turnover Rate                                     51%       75%      67%       53%       55%       57%
===================================================================================================================
*Annualized.


FINANCIAL HIGHLIGHTS (CONTINUED)
SHORT-TERM BOND INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------

                                                        SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                                             ENDED   ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2003      2002     2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.32    $10.19   $ 9.96     $9.73    $10.10    $10.00
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .171      .452     .568      .601      .539      .574
   Net Realized and Unrealized Gain (Loss)
     on Investments                                           .130      .152     .299      .230     (.336)     .168
-------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                           .301      .604     .867      .831      .203      .742
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.171)    (.452)   (.568)    (.601)    (.573)    (.574)
   Distributions from Realized Capital Gains                    --     (.022)   (.069)       --     (.034)    (.068)
-------------------------------------------------------------------------------------------------------------------
   Total Distributions                                       (.171)    (.474)   (.637)    (.601)    (.573)    (.642)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.45    $10.32   $10.19     $9.96    $ 9.73    $10.10
===================================================================================================================
TOTAL RETURN*                                                 2.94%     6.10%    8.88%     8.84%     2.08%     7.63%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                     $2,924    $2,553   $1,680    $1,287    $1,156      $709
   Ratio of Total Expenses to Average Net Assets             0.21%**   0.21%    0.21%     0.21%     0.20%     0.20%
   Ratio of Net Investment Income to Average Net Assets      3.33%**   4.37%    5.45%     6.16%     5.48%     5.68%
   Portfilio Turnover Rate                                    115%**    139%     156%       74%      108%      112%
===================================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.


-----------------------------------------------------------------------------------------------
SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED    NOV. 12* TO
                                                          JUNE 30,      DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003          2002           2001
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.32        $10.19         $10.44
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .174          .457           .069
   Net Realized and Unrealized Gain (Loss) on Investments     .130          .152          (.181)
-----------------------------------------------------------------------------------------------
      Total from Investment Operations                        .304          .609          (.112)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.174)        (.457)         (.069)
   Distributions from Realized Capital Gains                    --         (.022)         (.069)
-----------------------------------------------------------------------------------------------
      Total Distributions                                    (.174)        (.479)         (.138)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $10.45        $10.32         $10.19
===============================================================================================
TOTAL RETURN                                                 2.97%         6.15%         -1.08%
===============================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                       $916          $773           $273
   Ratio of Total Expenses to Average Net Assets             0.16%**       0.16%          0.17%**
   Ratio of Net Investment Income to Average Net Assets      3.38%**       4.37%          5.01%**
   Portfolio Turnover Rate                                    115%**        139%           156%
===============================================================================================
*Inception.
**Annualized.

INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
-------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                                             ENDED   ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2003      2002     2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.75    $10.28   $10.02    $ 9.51    $10.48    $10.20
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .267      .597     .651      .654      .628      .647
   Net Realized and Unrealized Gain (Loss)
      on Investments                                          .420      .478     .260      .510     (.936)     .353
-------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                        .687     1.075     .911     1.164     (.308)    1.000
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.267)    (.597)   (.651)    (.654)    (.628)    (.647)
   Distributions from Realized Capital Gains                    --     (.008)      --        --     (.034)    (.073)
-------------------------------------------------------------------------------------------------------------------
      Total Distributions                                    (.267)    (.605)   (.651)    (.654)    (.662)    (.720)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $11.17    $10.75   $10.28    $10.02    $ 9.51    $10.48
===================================================================================================================
TOTAL RETURN                                                  6.47%    10.85%    9.28%    12.78%    -3.00%    10.09%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                     $2,768    $2,415   $2,096    $1,642    $1,449    $1,102
   Ratio of Total Expenses to Average Net Assets             0.21%**   0.21%    0.21%     0.21%     0.20%     0.20%
   Ratio of Net Investment Income to Average Net Assets      4.94%**   5.75%    6.33%     6.83%     6.33%     6.23%
   Portfolio Turnover Rate                                     87%**    141%     135%       81%      120%       77%
===================================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.


-----------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
-----------------------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED    YEAR ENDED    NOV. 12* TO
                                                          JUNE 30,      DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2003          2002           2001
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $10.75        $10.28         $10.65
-----------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .270          .602           .085
   Net Realized and Unrealized Gain (Loss) on Investments     .420          .478          (.370)
-----------------------------------------------------------------------------------------------
      Total from Investment Operations                        .690         1.080          (.285)
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.270)        (.602)         (.085)
   Distributions from Realized Capital Gains                    --         (.008)            --
-----------------------------------------------------------------------------------------------
      Total Distributions                                    (.270)        (.610)         (.085)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $11.17        $10.75         $10.28
===============================================================================================
TOTAL RETURN                                                 6.50%        10.91%         -2.68%
===============================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                       $733          $662           $348
   Ratio of Total Expenses to Average Net Assets             0.16%**       0.16%          0.17%**
   Ratio of Net Investment Income to Average Net Assets      4.99%**       5.78%          6.17%**
   Portfolio Turnover Rate                                     87%**        141%           135%
===============================================================================================
*Inception.
**Annualized.

LONG-TERM BOND INDEX FUND
-------------------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS                 YEAR ENDED DECEMBER 31,
                                                             ENDED   ----------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       JUNE 30, 2003      2002     2001      2000      1999      1998
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $11.67    $10.83   $10.66    $ 9.77    $11.32    $10.78
-------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
   Net Investment Income                                      .310      .658     .683      .679      .662      .666
   Net Realized and Unrealized Gain (Loss)
      on Investments                                          .620      .840     .170      .890    (1.531)     .588
-------------------------------------------------------------------------------------------------------------------
      Total from Investment Operations                        .930     1.498     .853     1.569     (.869)    1.254
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
   Dividends from Net Investment Income                      (.310)    (.658)   (.683)    (.679)    (.662)    (.666)
   Distributions from Realized Capital Gains                    --        --       --        --     (.019)    (.048)
-------------------------------------------------------------------------------------------------------------------
      Total Distributions                                    (.310)    (.658)   (.683)    (.679)    (.681)    (.714)
-------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                              $12.29    $11.67   $10.83    $10.66    $ 9.77    $11.32
===================================================================================================================
TOTAL RETURN*                                                 8.07%    14.35%    8.17%    16.64%    -7.85%    11.98%
===================================================================================================================
RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (Millions)                       $975      $794     $542      $417      $313      $210
   Ratio of Total Expenses to Average Net Assets             0.21%**    0.21%    0.21%     0.21%     0.20%     0.20%
   Ratio of Net Investment Income to Average Net Assets      5.24%**    5.92%    6.30%     6.71%     6.39%     6.01%
   Portfolio Turnover Rate                                     82%**     141%     107%       56%       61%       57%
===================================================================================================================
*Total returns do not reflect the $10 annual account  maintenance fee applied on balances under $10,000.
**Annualized.



NOTES TO FINANCIAL STATEMENTS

Vanguard Bond Index Funds comprise the Total Bond Market Index Fund, Short-Term Bond Index Fund, Intermediate-Term Bond Index Fund, and Long-Term Bond Index Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Certain of the funds' investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.

     The Total Bond Market Index Fund offers three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Short-Term Bond Index and Intermediate-Term Bond Index Funds each offer two classes of shares, Investor Shares and Admiral Shares. The Long-Term Bond Index Fund offers only Investor Shares. Investor Shares are available to any investor who meets the fund's minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2. SWAP CONTRACTS: The Total Bond Market Index Fund has entered into swap transactions to earn the total return on a specified security or index of fixed income securities. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference security or index applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

     The notional amounts of swap contracts are not recorded in the financial statements. Swaps are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time realized gain (loss) is recorded. The net interest to be received or paid by the fund under swap contracts is accrued daily and included in interest income. The primary risk associated with total return swaps is that a counterparty will default on its obligation to pay net amounts due to the fund.

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances into a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

     6. OTHER: Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At June 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                       CAPITAL CONTRIBUTION        PERCENTAGE      PERCENTAGE OF
                                TO VANGUARD           OF FUND         VANGUARD'S
INDEX FUND                            (000)        NET ASSETS     CAPITALIZATION
--------------------------------------------------------------------------------
Total Bond Market                    $4,539             0.02%             4.54%
Short-Term Bond                         653             0.02              0.65
Intermediate-Term Bond                  605             0.02              0.60
Long-Term Bond                          171             0.02              0.17
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.

C. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

     Realized and unrealized gains (losses) on the Total Bond Market Index Fund's total return swap contracts are treated as ordinary income (loss) for tax purposes. Realized gains on swap contracts of $10,634,000 have been reclassified from accumulated net realized gains to undistributed net investment income. The net amount of realized and unrealized gains and losses on swap contracts is accumulated monthly and included in income dividends paid to shareholders in the following month.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                     CAPITAL LOSSES
                                           -------------------------------------
                                                              EXPIRATION: FISCAL
                                                AMOUNT            YEAR(S) ENDING
INDEX FUND                                       (000)               DECEMBER 31
--------------------------------------------------------------------------------
Total Bond Market                             $284,855                      2010
Short-Term Bond                                 11,474                      2010
Intermediate-Term Bond                          23,624                      2010
Long-Term Bond                                   3,031                 2008-2011

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation of investment securities for tax purposes was:

--------------------------------------------------------------------------------
                                                        (000)
                                ------------------------------------------------
                                                                  NET UNREALIZED
                                APPRECIATED       DEPRECIATED       APPRECIATION
INDEX FUND                       SECURITIES        SECURITIES     (DEPRECIATION)
--------------------------------------------------------------------------------
Total Bond Market                $1,479,457         $(72,012)         $1,407,445
Short-Term Bond                     113,812           (6,955)            106,857
Intermediate-Term Bond              275,294           (1,992)            273,302
Long-Term Bond                       98,527           (2,119)             96,408
--------------------------------------------------------------------------------

At June 30, 2003, the Total Bond Market Index Fund had the following open swap contracts:

----------------------------------------------------------------------------------------------------
TOTAL RETURN SWAPS
----------------------------------------------------------------------------------------------------

                                                                        FLOATING          UNREALIZED
                                                      NOTIONAL          INTEREST        APPRECIATION
                                                        AMOUNT              RATE      (DEPRECIATION)
REFERENCE ENTITY/TERMINATION DATE      DEALER*           (000)            PAID**               (000)
----------------------------------------------------------------------------------------------------
FNMA, 5.50% 30-Year
   7/14/2003                               UBS        $150,000             0.82%             $ 1,977
FNMA, 5.00% 15-Year
   7/17/2003                               UBS         100,000             0.19                  415
Commercial Mortgage-Backed Securities Index
   7/31/2003                              MSCP          90,000             0.87                2,456
Commercial Mortgage-Backed Securities Index
   7/31/2003                                LB          14,100             1.02                  453
FNMA, 5.00% 15-Year
   8/18/2003                               UBS         100,000             0.64                 (306)
Commercial Mortgage-Backed Securities Index
   8/29/2003                              MSCP          79,900             0.97                2,555
JP Morgan Mortgage Index
   8/31/2003                               JPM         100,000             1.12                  238
FNMA, 4.50% 15-Year
   9/18/2003                               UBS          26,000             0.79                 (186)
Commercial Mortgage-Backed Securities Index
   9/30/2003                               JPM          73,000             1.12                1,375
JP Morgan Mortgage Index
   10/30/2003                              JPM         100,000             0.87                 (152)
Commercial Mortgage-Backed Securities Index
   10/30/2003                              JPM         121,000             1.13                2,634
Commercial Mortgage-Backed Securities Index
   11/30/2003                               BS          91,000             0.97                 (327)
Commercial Mortgage-Backed Securities Index
   11/30/2003                               BS          41,000             0.92                 (146)
JP Morgan Mortgage Index
   12/31/2003                              JPM         100,000             0.82                   --
Commercial Mortgage-Backed Securities Index
   12/31/2003                               BS          70,000             0.72                   --
                                                                                     ---------------
                                                                                             $10,986
----------------------------------------------------------------------------------------------------
  *BS--Bear Stearns.
  JPM--J.P. Morgan.
  LB--Lehman Brothers.
  MSCP--Morgan Stanley Credit Products.
  UBS--UBS Warburg.
**Based on one-month London InterBank Offered Rate (LIBOR).

Unrealized appreciation (depreciation) on open total return swap contracts is required to be treated as ordinary income (loss) for tax purposes.

D. During the six months ended June 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

----------------------------------------------------------------------------------------------------
                                    U.S. GOVERNMENT SECURITIES           OTHER INVESTMENT SECURITIES
                                              (000)                                 (000)
                                --------------------------------------------------------------------
INDEX FUND                        PURCHASES              SALES           PURCHASES             SALES
----------------------------------------------------------------------------------------------------
Total Bond Market                $7,763,751         $5,053,540          $2,027,432        $1,257,171
Short-Term Bond                   1,957,765          1,800,389             595,027           224,298
Intermediate-Term Bond            1,194,633          1,107,410             519,080           292,224
Long-Term Bond                      350,828            297,198             143,447            56,516
----------------------------------------------------------------------------------------------------


E. The market value of securities on loan to broker/dealers at June 30, 2003, and collateral received with respect to such loans, were:

--------------------------------------------------------------------------------
                                                         (000)
                                                        COLLATERAL RECEIVED
                                                      --------------------------
                             MARKET VALUE                        U.S. GOVERNMENT
                                OF LOANED                             AND AGENCY
INDEX FUND                     SECURITIES             CASH            SECURITIES
--------------------------------------------------------------------------------
Total Bond Market                $3,099,467       $585,895            $2,597,023
Short-Term Bond                     860,923        354,477               538,429
Intermediate-Term Bond              469,296        172,370               310,439
Long-Term Bond                       89,554         32,734                60,200
--------------------------------------------------------------------------------

The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

F. Capital share transactions for each class of shares were:

--------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                             JUNE 30, 2003                DECEMBER 31, 2002
                                                         AMOUNT         SHARES          AMOUNT          SHARES
INDEX FUND                                                (000)          (000)           (000)           (000)
--------------------------------------------------------------------------------------------------------------
TOTAL BOND MARKET
Investor Shares
  Issued                                             $2,561,833        245,443      $5,937,280         583,205
  Issued in Lieu of Cash Distributions                  400,449         38,333         810,276          79,511
  Redeemed                                           (1,994,050)      (191,407)     (4,558,472)       (447,514)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Investor Shares             968,232         92,369       2,189,084         215,202
                                                     ---------------------------------------------------------
Admiral Shares                                          451,324         43,216       1,327,581         130,559
  Issued in Lieu of Cash Distributions                   38,620          3,697          66,787           6,549
  Redeemed                                             (300,628)       (28,830)      (494,331)         (48,531)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares              189,316         18,083         900,037          88,577
                                                     ---------------------------------------------------------
Institutional Shares
  Issued                                                951,791         90,954       2,791,047         274,296
  Issued in Lieu of Cash Distributions                  146,077         13,987         341,935          33,561
  Redeemed                                           (1,474,792)      (141,457)     (3,541,448)       (347,301)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Institutional Shares       (376,924)       (36,516)       (408,466)        (39,444)
--------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND
Investor Shares                                        $871,599         84,075      $1,658,450         162,990
  Issued in Lieu of Cash Distributions                   37,927          3,654          78,271           7,697
  Redeemed                                             (571,537)       (55,167)       (897,535)        (88,217)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Investor Shares             337,989         32,562         839,186          82,470
                                                     ---------------------------------------------------------
Admiral Shares
  Issued                                                267,569         25,815         609,230          59,923
  Issued in Lieu of Cash Distributions                   12,500          1,204          22,036           2,166
  Redeemed                                             (147,643)       (14,237)       (142,677)        (14,017)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares              132,426         12,782         488,589          48,072
--------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM BOND
Investor Shares
  Issued                                               $632,418         57,944      $1,056,505         102,161
  Issued in Lieu of Cash Distributions                   53,303          4,870         108,429          10,466
  Redeemed                                             (432,677)       (39,705)       (950,922)        (91,852)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Investor Shares             253,044         23,109         214,012          20,775
                                                     ---------------------------------------------------------
Admiral Shares
  Issued                                                207,596         19,111         472,233          45,667
  Issued in Lieu of Cash Distributions                   11,797          1,078          23,449           2,263
  Redeemed                                             (175,469)       (16,198)       (207,921)        (20,129)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)--Admiral Shares               43,924          3,991         287,761          27,801
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                             JUNE 30, 2003                DECEMBER 31, 2002
                                                         AMOUNT         SHARES          AMOUNT          SHARES
INDEX FUND                                                (000)          (000)           (000)           (000)
--------------------------------------------------------------------------------------------------------------
LONG-TERM BOND
  Issued                                               $275,882         23,137        $387,743          35,133
  Issued in Lieu of Cash Distributions                   19,830          1,652          32,900           2,968
  Redeemed                                             (160,875)       (13,483)       (222,049)        (20,141)
                                                     ---------------------------------------------------------
   Net Increase (Decrease)                              134,837         11,306         198,594          17,960
--------------------------------------------------------------------------------------------------------------

88

--------------------------------------------------------------------------------
THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*             Chairman of the Board, Chief Executive Officer, and
(1987)                       Director/Trustee of The Vanguard Group,  Inc.,  and
                             of each  of  the investment companies served by The
                             Vanguard Group.
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

CHARLES D. ELLIS           The Partners of '63 (pro bono ventures in education);
(2001)                     Senior Adviser to Greenwich Associates (international
                           business strategy  consulting);  Successor Trustee of
                           Yale University;  Overseer  of  the  Stern  School of
                           Business at  New  York  University;  Trustee  of  the
                           Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA             Chairman and Chief Executive Officer (since October
(2002)                     1999), Vice  Chairman  (January-September 1999),  and
                           Vice President (prior to September1999)  of  Rohm and
                           Haas Co. (chemicals);  Director  of  Technitrol, Inc.
                           (electroniccomponents),    and      Agere     Systems
                           (communications  components);  Board  Member  of  the
                           American   Chemistry   Council;   Trustee  of  Drexel
                           University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Vice President, Chief Information Officer, and Member
(1998)                     of the  Executive  Committee  of  Johnson  &  Johnson
                           (pharmaceuticals/consumer products); Director  of the
                           Medical Center  at Princeton and Women's Research and
                           Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL          Chemical   Bank   Chairman's  Professor of Economics,
(1977)                     Princeton University; Director of Vanguard Investment
                           Series plc  (Irish investment fund)  (since  November
                           2001),  Vanguard  Group  (Ireland)  Limited   (Irish
                           investment  management  firm)  (since November 2001),
                           Prudential  Insurance  Co.  of  America,  BKF Capital
                           (investment management firm), The Jeffrey Co.(holding
                           company), and NeuVis, Inc.(software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Chairman, President,  Chief  Executive  Officer,  and
(1993)                     Director of NACCO Industries, Inc.  (forklift trucks/
                           housewares/lignite); Director of Goodrich Corporation
                           (industrial products/aircraft systems  and services);
                           Director until 1998 of  Standard Products  Company (a
                           supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON         Retired Chairman and Chief Executive Officer of Rohm
(1985)                     and Haas Co.  (chemicals);  Director  of Cummins Inc.
                           (diesel engines), MeadWestvaco Corp.(paper products),
                           and    AmerisourceBergen     Corp.    (pharmaceutical
                           distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. GREGORY BARTON          Secretary;  Managing  Director and General Counsel of
                           The   Vanguard  Group, Inc. (since  September  1997);
                           Secretary  of  The  Vanguard Group and of each of the
                           investment  companies  served  by The Vanguard Group;
                           Principal  of  The Vanguard Group (prior to September
                           1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer; Principal  of  The  Vanguard  Group, Inc.;
                           Treasurer of each  of the investment companies served
                           by The Vanguard Group.
--------------------------------------------------------------------------------
* Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

                                                               [PICTURE OF SHIP]
                                                      THE VANGUARD GROUP LOGO(R)
                                                            POST OFFICE BOX 2600
                                                     VALLEY FORGE, PA 19482-2600


Vanguard, The Vanguard Group, Vanguard.com, Vanguard IRA, Consolidated View, PlainTalk, Wellington, and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER
The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

     To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com(R). Prospectuses may also be viewed online.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

WORLD WIDE WEB
www.vanguard.com

FUND INFORMATION
1-800-662-7447

DIRECT INVESTOR ACCOUNT SERVICES
1-800-662-2739

INSTITUTIONAL INVESTOR SERVICES
1-800-523-1036

TEXT TELEPHONE
1-800-952-3335

(C)2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q842  082003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  August 18, 2003

       VANGUARD BOND INDEX FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  August 18, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.